                             NORWEST ADVANTAGE FUNDS
                               SEMI-ANNUAL REPORT
                                  April 30, 1996

--------------------------------------------------------------------------------
TABLE OF CONTENTS                                                 APRIL 30, 1996
--------------------------------------------------------------------------------


FINANCIAL STATEMENTS OF NORWEST ADVANTAGE FUNDS

     Statements of Assets and Liabilities
     Statements of Operations
     Statements of Changes in Net Assets
     Notes to Financial Statements
     Financial Highlights
     Portfolios of Investments:
          Small Company Growth Fund
          Large Company Growth Fund
          Index Fund
          Income Equity Fund
          International Fund
          Growth Equity Fund
          Diversified Equity
          Diversified Bond Fund
          Intermediate U.S. Government Fund
          Conservative Balanced Fund
          Moderate Balanced Fund
          Growth Balanced Fund
          Stable Income Fund Fund

                                                     [LOGO]

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1996
--------------------------------------------------------------------------------

                                                                               LARGE          SMALL
                                                 DIVERSIFIED      GROWTH       COMPANY        COMPANY                     INCOME
                                                   EQUITY         EQUITY       GROWTH         GROWTH     INTERNATIONAL    EQUITY
                                                    FUND           FUND         FUND           FUND          FUND          FUND
                                                 ------------  ------------  ------------  ------------  ------------  ------------
ASSETS
  Investment in International
    Portfolio of Core Trust
    (Delaware)                                   $          -  $          -  $          -  $          -  $139,500,068  $          -
  Investments in affiliated
    Funds                                         435,923,647   461,692,334             -             -             -             -
  Portfolio Investments at
    value                                         437,481,635   250,921,182    79,344,595   358,999,445             -    75,817,488
  Cash                                                      0             0             0             0         4,642             0
  Interest, dividends and other
    receivables                                       197,813        44,932        14,331        75,968         1,439        55,863
  Receivable for securities
    sold                                                    0             0             0     1,498,701             0             0
  Receivable for fund shares
    issued                                                  0             0             0             0         4,239             0
  Receivable for principal
    paydowns                                                0             0             0             0             0             0
  Receivable from manager                                   0             0             0             0             0             0
  Organization costs, net of
    amortization (Note 1)                              42,151        42,150        42,151        42,151        42,151        42,151
                                                 ------------  ------------  ------------  ------------  ------------  ------------
TOTAL ASSETS                                      873,645,246   712,700,598    79,401,077   360,616,265   139,552,539    75,915,502
                                                 ------------  ------------  ------------  ------------  ------------  ------------
LIABILITIES
  Payable for securities
    purchased                                               0             0             0     1,462,316             0             0
  Payable for fund shares
    redeemed                                                0             0             0             0         2,885             0
  Payable for daily variation
    margin on futures contracts                             0             0             0             0             0             0
  Accrued advisory and
    management fees                                   453,833       507,560        41,028       250,760        29,572        30,139
  Accrued transfer agency fees                        174,551       140,989        15,781        69,655        29,572        15,070
  Accrued Custodian                                         0             0             0             0             0         1,527
  Accrued management fees                             133,425       106,563         1,893        35,369        36,326             0
  Accrued expenses and other
    payables                                           41,734        54,352        11,632        42,013        29,931         9,509
  Dividends payable                                         0             0             0             0            37             0
                                                 ------------  ------------  ------------  ------------  ------------  ------------
TOTAL LIABILITIES                                     803,543       809,464        70,334     1,860,113       128,323        56,245
                                                 ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS                                       $872,841,703  $711,891,134  $ 79,330,743  $358,756,152  $139,424,216  $ 75,859,257
                                                 ------------  ------------  ------------  ------------  ------------  ------------
                                                 ------------  ------------  ------------  ------------  ------------  ------------

COMPONENTS OF NET ASSETS
  Capital paid in                                $680,111,177  $585,242,942  $ 58,332,111  $262,492,388  $124,382,794  $ 60,137,382
  Accumulated undistributed net
    investment income (deficit)                      (613,784)   (1,162,266)     (107,878)     (568,793)      529,182        (4,947)
  Accumulated undistributed net
    realized gain (loss) from
    investments                                     2,073,804     3,763,677       875,121    15,078,743       (29,452)            7
  Net unrealized appreciation
    (depreciation) from
    investments                                   191,270,506   124,046,781    20,231,389    81,753,814             -    15,726,815
  Net unrealized appreciation
    of investments of
    International Portfolio of
    Core Trust (Delaware)                                   -             -             -             -    14,541,692             -
                                                 ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS                                       $872,841,703  $711,891,134  $ 79,330,743  $358,756,152  $139,424,216  $ 75,859,257
                                                 ------------  ------------  ------------  ------------  ------------  ------------
                                                 ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS BY SHARE CLASS
  A Shares                                       $          -  $          -  $          -  $          -  $    955,711  $          -
  B Shares                                                  -             -             -             -       896,192             -
  I Shares                                        872,841,703   711,891,134    79,330,743   358,756,152   137,572,313    75,859,257
                                                 ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS                                       $872,841,703  $711,891,134  $ 79,330,743  $358,756,152  $139,424,216  $  5,859,257
                                                 ------------  ------------  ------------  ------------  ------------  ------------
                                                 ------------  ------------  ------------  ------------  ------------  ------------

SHARES OF BENEFICIAL INTEREST,
  NO PAR VALUE
  A Shares                                                  -             -             -             -        48,314             -
  B Shares                                                  -             -             -             -        45,531             -
  I Shares                                         29,225,668    25,001,213     3,035,137    11,211,240     6,949,102     2,818,446

NET ASSET VALUE PER SHARE
  A Shares                                                  -             -             -             -        $19.78             -
  B Shares                                                  -             -             -             -        $19.68             -
  I Shares                                             $29.87        $28.47        $26.14        $32.00        $19.80        $26.92


(a) Investments at cost                          $682,134,776  $588,566,735  $ 59,113,206  $277,245,631  $124,958,376  $ 60,090,673
                                                 ------------  ------------  ------------  ------------  ------------  ------------
                                                 ------------  ------------  ------------  ------------  ------------  ------------

                                                                                           INTERMEDIATE
                                                CONSERVATIVE     MODERATE       GROWTH         U.S.      DIVERSIFIED      STABLE
                                      INDEX       BALANCED       BALANCED      BALANCED     GOVERNMENT      BOND          INCOME
                                      FUND          FUND           FUND          FUND          FUND         FUND           FUND
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
ASSETS
  Investment in International
    Portfolio of Core Trust
    (Delaware)                     $          -  $          -  $          -  $          -  $          -  $          -  $          -
  Investments in affiliated
    Funds                                     -    21,431,358    83,710,129   194,724,160             -             -             -
  Portfolio Investments at
    value                           241,658,353   126,015,003   307,188,340   271,225,414    45,962,814   165,111,771    65,796,294
  Cash                                        0             0             0             0       150,848             0             0
  Interest, dividends and other
    receivables                         281,120       970,228     2,278,427     1,891,325       720,278     1,963,209       345,829
  Receivable for securities
    sold                                      0             0             0             0             0             0             0
  Receivable for fund shares
    issued                                    0             0             0             0             0             0             0
  Receivable for principal
    paydowns                                  0             0             0             0             0             0             0
  Receivable from manager                     0             0             0             0             0             0             0
  Organization costs, net of
    amortization (Note 1)                42,152        42,151        42,151        42,151        42,151        42,151        42,151
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
TOTAL ASSETS                        241,981,625   148,458,740   393,219,047   467,883,050    46,876,091   167,117,131    66,184,274
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------

LIABILITIES
  Payable for securities
    purchased                           147,613             0             0             0             0             0             0
  Payable for fund shares
    redeemed                                  0             0             0             0             0             0             0
  Payable for daily variation
    margin on futures contracts          12,275             0             0             0             0             0             0
  Accrued advisory and
    management fees                           0        54,308       170,517       211,616        12,717        47,849        16,213
  Accrued transfer agency fees           29,120        30,171        80,433        91,214         9,634        34,179        13,510
  Accrued Custodian                           0             0             0             0         2,479             0           315
  Accrued management fees                 5,824         3,621        52,271        51,104             0         4,101             0
  Accrued expenses and other
    payables                             27,048        13,541        21,310        32,533           450        14,341         4,183
  Dividends payable                           0             0             0             0             0             0             0
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
TOTAL LIABILITIES                       221,880       101,641       324,531       386,467        25,280       100,470        34,221
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS                         $241,759,745  $148,357,099  $392,894,516  $467,496,583  $ 46,850,811  $167,016,661  $ 66,150,053
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------

COMPONENTS OF NET ASSETS
  Capital paid in                  $184,876,637  $135,128,796  $340,889,088  $386,798,615  $ 47,341,893  $159,634,686 $  66,112,964
  Accumulated undistributed net
    investment income (deficit)       2,259,926     3,358,354     7,722,509     5,285,202        50,731     5,495,883        49,252
  Accumulated undistributed net
    realized gain (loss) from
    investments                       3,516,352     1,083,166     6,279,635    13,063,338      (226,013)    2,403,167        (3,614)
  Net unrealized appreciation
    (depreciation) from
    investments                      51,106,830     8,786,783    38,003,284    62,349,428      (315,800)     (517,075)       (8,549)
  Net unrealized appreciation
    of investments of
    International Portfolio of
    Core Trust (Delaware)                     -             -             -             -             -             -             -
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS                         $241,759,745  $148,357,099  $392,894,516  $467,496,583  $ 46,850,811  $167,016,661  $ 66,150,053
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS BY SHARE CLASS
  A Shares                         $          -  $          -  $          -  $          -  $          -    $        -  $          -
  B Shares                                    -             -             -             -             -             -             -
  I Shares                          241,759,745   148,357,099   392,894,516   467,496,583    46,850,811   167,016,661    66,150,053
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS                         $241,759,745  $148,357,099  $392,894,516  $467,496,583  $ 46,850,811  $167,016,661 $  66,150,053
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------

SHARES OF BENEFICIAL INTEREST,
  NO PAR VALUE
  A Shares                                    -             -             -             -             -             -             -
  B Shares                                    -             -             -             -             -             -             -
  I Shares                            7,870,702     8,252,266    19,584,570    20,790,319     4,284,324     6,430,552     6,477,368

NET ASSET VALUE PER SHARE
  A Shares                                    -             -             -             -             -             -             -
  B Shares                                    -             -             -             -             -             -             -
  I Shares                               $30.72        $17.98        $20.06        $22.49        $10.94        $25.97        $10.21


(a) Investments at cost            $190,551,523  $138,659,578  $352,895,185  $403,600,146  $ 51,526,610  $165,628,846  $ 66,129,874
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------


See notes to financial statements

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 1996
--------------------------------------------------------------------------------


                                                                   LARGE         SMALL
                                   DIVERSIFIED      GROWTH        COMPANY       COMPANY                      INCOME
                                     EQUITY         EQUITY        GROWTH        GROWTH     INTERNATIONAL     EQUITY
                                      FUND           FUND          FUND          FUND          FUND          FUND
                                   -----------   -----------   -----------   -----------   -----------   -----------

INVESTMENT INCOME
 Interest income                  $    685,463  $    676,474  $     48,537  $    609,224  $          -  $    100,225
 Dividend income                     6,722,895     3,230,376       195,066       701,630             -       817,024
 Securities lending income              18,843        29,356         2,614        28,987             -           441
 Net investment income from
   International Portfolio
   of Core Trust (Delaware)
     (Note )                                 -             -             -             -     1,065,291             -
                                   -----------   -----------   -----------   -----------   -----------   -----------
TOTAL INCOME                         7,427,201     3,936,206       246,217     1,339,841     1,065,291      917,690
                                   -----------   -----------   -----------   -----------   -----------   -----------

EXPENSES
 Advisory                            2,547,414     2,790,773       229,741     1,371,577             -       155,634
 Administration                              -             -             -             -       145,633             -
 Management                            391,910       310,086        35,345       152,397        58,253        31,127
 Transfer agent                        979,775       775,215        88,362       380,993       145,633        77,817
 Custodian                                   0             0             0             0             0             0
 Accounting                             24,000        24,000        18,000        25,000        20,000        18,000
 Legal                                  30,020        23,365         1,517        10,009         6,614         7,003
 Filing                                 40,353        34,226         5,947        17,496        21,016         5,910
 Auditing                               11,876        11,432         9,411        12,557         6,991         3,881
 Trustees                                3,878         3,052           344         1,510           606           305
 Shareholder reporting                       0             0             0             0             0             0
 Distribution                                0             0             0             0         2,363             0
 Amortization of organization
   costs                                 5,960         5,960         5,959         5,960         5,960         5,960
 Other                                  40,592        31,973         1,711        15,369         6,109         1,685
                                   -----------   -----------   -----------   -----------   -----------   -----------
TOTAL EXPENSES                       4,075,778     4,010,082       396,337     1,992,868       419,178       307,322
 EXPENSES REIMBURSED AND FEES
   WAIVED (NOTE 3)                    (148,289)     (126,128)      (42,242)      (84,234)       (8,287)      (42,139)
                                   -----------   -----------   -----------   -----------   -----------   -----------
NET EXPENSES                         3,927,489     3,883,954       354,095     1,908,634       410,891       265,183
                                   -----------   -----------   -----------   -----------   -----------   -----------

NET INVESTMENT INCOME                3,499,712        52,252      (107,878)     (568,793)      654,400       652,507
                                   -----------   -----------   -----------   -----------   -----------   -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) FROM INVESTMENTS
 Net realized gain (loss) from
   Securities                       17,739,908    23,507,135       934,596    15,126,841             -       239,083
   Investments of
     International Portfolio
     of Core Trust (Delaware)                -             -             -             -     1,845,591             -
   Foreign currency
     transactions                      875,249     1,375,551             -             -             -             -
   Foreign currency
     transactions from
     investment in
     International
     Portfolio of Core Trust
     (Delaware)                              -             -             -             -       (16,513)            -
   Futures transactions                523,039             -             -             -             -             -
                                   -----------   -----------   -----------   -----------   -----------   -----------
Net Realized Gain (Loss) from
 Investments                        19,138,196    24,882,686       934,596    15,126,841     1,829,078       239,083
                                   -----------   -----------   -----------   -----------   -----------   -----------

Net change in unrealized
 appreciation (depreciation)
 from
   Securities                       78,813,067    56,947,651     7,459,909    38,158,737    10,868,026     7,457,147
   Investments of International
     Portfolio of Core Trust
     (Delaware)
   Foreign currency transactions         1,171        21,618             -             -             -             -
   Foreign currency transactions
     from investment in
     International Portfolio of
     Core Trust (Delaware)                   -             -             -             -        (5,340)            -
   Futures transactions                166,027             -             -             -             -             -
                                   -----------   -----------   -----------   -----------   -----------   -----------
NET CHANGE IN UNREALIZED
 APPRECIATION (DEPRECIATION)
 OF INVESTMENTS                     78,980,265    56,969,269     7,459,909    38,158,737    10,862,686     7,457,147
                                   -----------   -----------   -----------   -----------   -----------   -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS)FROM INVESTMENTS        98,118,461    81,851,955     8,394,505    53,285,578    12,691,764     7,696,230
                                   -----------   -----------   -----------   -----------   -----------   -----------

INCREASE IN NET ASSETS FROM
 OPERATIONS                       $101,618,173  $ 81,904,207   $ 8,286,627  $ 52,716,785  $ 13,346,164  $  8,348,737
                                   -----------   -----------   -----------   -----------   -----------   -----------
                                   -----------   -----------   -----------   -----------   -----------   -----------





                                                INTERMEDIATE   DIVERSIFIED      STABLE    CONSERVATIVE     MODERATE       GROWTH
                                      INDEX     GOV'T INCOME       BOND         INCOME       BALANCED      BALANCED      BALANCED
                                       FUND          FUND          FUND          FUND          FUND          FUND          FUND
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

INVESTMENT INCOME
 Interest income                    $  337,436  $  1,690,221  $  5,972,534  $  1,811,204  $  3,597,060  $  8,064,959  $  4,881,182
 Dividend income                     2,277,569             0             -             -       336,194     1,375,536     2,366,317
 Securities lending income                   0         1,115       115,231         3,663         4,278        36,863        13,012
 Net investment income from
   International Portfolio
   of Core Trust (Delaware)
   (Note )                                   -             -             -             -             -             -             -
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
TOTAL INCOME                         2,615,005     1,691,336     6,087,765     1,814,867     3,937,532     9,477,358     7,260,511
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

EXPENSES
 Advisory                              162,173        80,657       295,055        85,514       319,915     1,032,213     1,189,474
 Administration                              -             -             -             -             -             -             -
 Management                            108,116        24,441        84,302        28,505        71,092       194,757       205,082
 Transfer agent                        270,289        61,103       210,754        71,262       177,731       486,893       512,704
 Custodian                                   0             0             0             0             0             0             0
 Accounting                             26,000        24,000        25,000        31,000        27,000        30,000        28,000
 Legal                                   7,937         6,236         9,687         6,377         3,184        16,775        17,943
 Filing                                 18,255         5,910         6,218         5,906         6,130        12,730        21,741
 Auditing                               15,262           963        13,224           976        11,101        13,331        13,348
 Trustees                                1,067           257           872           289           727         1,984         2,046
 Shareholder reporting                       0             0             0             0             0             0             0
 Distribution                                0             0             0             0             0             0             0
 Amortization of organization
   costs                                 5,960         5,960         5,960         5,960         5,960         5,960         5,960
 Other                                  10,688         1,545         8,436         1,320         5,862        22,740        23,599
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
TOTAL EXPENSES                         625,747       211,072       659,508       237,109       628,702     1,817,383     2,019,897
 EXPENSES REIMBURSED AND FEES
   WAIVED (NOTE 3)                    (270,668)      (44,329)      (67,628)      (51,304)      (58,439)      (99,147)     (108,321)
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
NET EXPENSES                           355,079       166,743       591,880       185,805       570,263     1,718,236     1,911,576
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

NET INVESTMENT INCOME                2,259,926     1,524,593     5,495,885     1,629,062     3,367,269     7,759,122     5,348,935
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) FROM INVESTMENTS
 Net realized gain (loss) from
   Securities                        3,059,145         3,180     2,403,167       103,579     1,131,512     6,378,805    12,786,214
   Investments of International
     Portfolio of Core Trust
     (Delaware)                              -             -             -             -             -             -             -
   Foreign currency transactions             -             -             -             -        43,743       194,730       321,487
   Foreign currency transactions
     from investment in
     International Portfolio
     of Core Trust (Delaware)                -             -             -             -             -             -             -
   Futures transactions                490,651             -             -             -        28,332       111,751       204,763
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net Realized Gain (Loss) from
 Investments                         3,549,796         3,180     2,403,167       103,579     1,203,587     6,685,286    13,312,464
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

Net change in unrealized
 appreciation (depreciation) from
   Securities                       20,382,572    (1,090,897)   (7,830,695)     (287,858)    1,381,142     7,866,840    17,635,293
   Investments of International
     Portfolio of Core Trust
     (Delaware)
   Foreign currency transactions             -             -             -             -          (358)      (17,080)      (20,200)
   Foreign currency transactions
     from investment in
     International Portfolio of
     Core Trust (Delaware)                   -             -             -             -             -             -             -
   Futures transactions                226,975             -             -             -         8,165        32,192        59,015
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
NET CHANGE IN UNREALIZED
 APPRECIATION (DEPRECIATION)
 OF INVESTMENTS                     20,609,547    (1,090,897)   (7,830,695)     (287,858)    1,388,949     7,881,952    17,674,108
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS)  FROM INVESTMENTS      24,159,343    (1,087,717)   (5,427,528)     (184,279)    2,592,536    14,567,238    30,986,572
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------

INCREASE IN NET ASSETS FROM
 OPERATIONS                       $ 26,419,269  $    436,876  $     68,357  $  1,444,783  $  5,959,805  $ 22,326,360  $ 36,335,507
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------
                                   -----------   -----------   -----------   -----------   -----------   -----------   -----------



See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDE APRIL 30, 1996
--------------------------------------------------------------------------------

                                                                               LARGE          SMALL
                                                 DIVERSIFIED      GROWTH       COMPANY        COMPANY                     INCOME
                                                   EQUITY         EQUITY       GROWTH         GROWTH     INTERNATIONAL    EQUITY
                                                    FUND           FUND         FUND           FUND          FUND          FUND
                                                 ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS BEGINNING OF PERIOD                   $          -             -             -             -             -             -

OPERATIONS
  Net investment income                             5,807,642      (470,845)     (127,770)   (1,033,557)      442,752       940,343
  Realized Gain (loss) from investments            10,899,023    22,944,720       680,905    27,823,268      (722,933)      (25,794)
  Change in unrealized appreciation
   (depreciation) from investments                112,290,241    67,077,512    12,771,480    43,595,077     3,679,006     8,269,668
                                                 ------------  ------------  ------------  ------------  ------------  ------------
                                                  128,996,906    89,551,387    13,324,615    70,384,788     3,398,825     9,184,217
                                                 ------------  ------------  ------------  ------------  ------------  ------------
DISTRIBUTION TO SHAREHOLDERS
  Net investment income, A Shares                           -             -             -             -             -             -
  Net investment income, B Shares                           -             -             -             -             -             -
  Net investment income, I Shares                           -             -             -             -             -             -
  Realized gain on investments, A Shares                    -             -             -             -             -             -
  Realized gain on investments, B Shares                    -             -             -             -             -             -
  Realized gain on investments, I Shares                    -             -             -             -             -             -
                                                 ------------  ------------  ------------  ------------  ------------  ------------
                                                            -             -             -             -             -             -
                                                 ------------  ------------  ------------  ------------  ------------  ------------
CAPITAL SHARE TRANSACTIONS
  Sale of  A Shares                                         -             -             -             -       218,716             -
  Sale of  B Shares                                         -             -             -             -       395,763             -
  Sale of  I Shares                               496,787,751   346,892,541    59,880,621   207,281,383    86,709,689    32,004,647
  Sale of Shares issued in conversion (Note 1)    188,578,327   187,721,674     9,419,837    44,901,924    17,857,644    16,330,430
  Reinvestment of dividends, A Shares                       -             -             -             -             -             -
  Reinvestment of dividends, B Shares                       -             -             -             -             -             -
  Reinvestment of dividends, I Shares                       -             -             -             -             -             -
  Cost of repurchasing A Shares                             -             -             -             -        (3,261)            -
  Cost of repurchasing B Shares                             -             -             -             -        (2,647)            -
  Cost of repurchasing I Shares                  (103,252,075)  (60,161,325)  (19,058,149)  (44,510,221)  (16,562,251)   (8,519,290)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
                                                  582,114,003   474,452,890    50,242,309   207,673,086    88,613,653    39,815,787
                                                 ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS END OF PERIOD                         $711,110,909  $564,004,277  $ 63,566,924  $278,057,874  $ 92,012,478  $ 49,000,004
                                                 ------------  ------------  ------------  ------------  ------------  ------------
                                                 ------------  ------------  ------------  ------------  ------------  ------------

OPERATIONS
  Net investment income                             3,499,712        52,252      (107,878)     (568,793)      654,400       652,507
  Realized Gain (loss) from investments            19,138,196    24,882,686       934,596    15,126,841     1,829,078       239,083
  Change in unrealized appreciation
   (depreciation) from investments                 78,980,265    56,969,269     7,459,909    38,158,737    10,862,686     7,457,147
                                                 ------------  ------------  ------------  ------------  ------------  ------------
                                                  101,618,173    81,904,207     8,286,627    52,716,785    13,346,164     8,348,737
                                                 ------------  ------------  ------------  ------------  ------------  ------------
DISTRIBUTION TO SHAREHOLDERS
  Net investment income, A Shares                           -             -             -             -        (6,180)            -
  Net investment income, B Shares                           -             -             -             -        (7,672)            -
  Net investment income, I Shares                 (11,170,188)   (2,687,991)            0             0    (1,689,715)   (1,597,797)
  Realized gain on investments, A Shares                    0             0             0             0             0             0
  Realized gain on investments, B Shares                    0             0             0             0             0             0
  Realized gain on investments, I Shares          (26,714,365)  (42,119,411)     (612,610)  (26,837,809)            0      (213,282)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
                                                  (37,884,553)  (44,807,402)     (612,610)  (26,837,809)   (1,703,567)   (1,811,079)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
CAPITAL SHARE TRANSACTIONS
  Sale of  A Shares                                         0             0             0             0       729,655             0
  Sale of  B Shares                                         0             0             0             0       434,123             0
  Sale of  I Shares                               131,338,827   111,521,964    10,510,395    43,958,852    38,689,362    22,537,645
  Reinvestment of dividends, A Shares                       0             0             0             0         6,176             0
  Reinvestment of dividends, B Shares                       0             0             0             0         7,632             0
  Reinvestment of dividends, I Shares              37,884,552    44,807,402       612,610    26,837,810     1,627,705     1,811,078
  Cost of repurchasing A Shares                             0             0             0             0       (53,447)            0
  Cost of repurchasing B Shares                             0             0             0             0        (4,128)            0
  Cost of repurchasing I Shares                   (71,226,205)  (45,539,314)   (3,033,203)  (15,977,360)   (5,667,937)   (4,027,128)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
                                                   97,997,174   110,790,052     8,089,802    54,819,302    35,769,141    20,321,595
                                                 ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS
  April 30,1996                                  $872,841,703  $711,891,134  $ 79,330,743  $358,756,152  $139,424,216  $ 75,859,257
                                                 ------------  ------------  ------------  ------------  ------------  ------------
                                                 ------------  ------------  ------------  ------------  ------------  ------------

                                                  INTERMEDIATE
                                                  GOVERNMENT    DIVERSIFIED      STABLE     CONSERVATIVE    MODERATE      GROWTH
                                      INDEX         INCOME         BOND          INCOME       BALANCED      BALANCED     BALANCED
                                      FUND          FUND           FUND          FUND          FUND          FUND           FUND
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS BEGINNING OF PERIOD                -             -             -             -             -             -             -

OPERATIONS
  Net investment income               3,001,143     3,785,503    10,159,007     2,247,375     5,659,746    12,180,822     8,360,471
  Realized Gain (loss) from
   investments                        1,288,749       849,868     1,828,032       186,598     1,684,960     4,970,239     3,457,351
  Change in unrealized appreciation
   (depreciation) from investments   30,497,283       775,097     7,313,620       279,309     7,397,834    30,121,332    44,675,320
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
                                     34,787,175     5,410,468    19,300,659     2,713,282    14,742,540    47,272,393    56,493,142
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
DISTRIBUTION TO SHAREHOLDERS
  Net investment income, A Shares             -             -             -             -             -             -             -
  Net investment income, B Shares             -             -             -             -             -             -             -
  Net investment income, I Shares             -             -             -             -             -             -             -
  Realized gain on investments,
    A Shares                                  -             -             -             -             -             -             -
  Realized gain on investments,
    B Shares                                  -             -             -             -             -             -             -
  Realized gain on investments,
    I Shares                                  -             -             -             -             -             -             -
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
                                              -             -             -             -             -             -             -
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
CAPITAL SHARE TRANSACTIONS
  Sale of  A Shares                           -             -             -             -             -             -             -
  Sale of  B Shares                           -             -             -             -             -             -             -
  Sale of  I Shares                 124,576,780    57,693,187   165,471,906    19,314,379   121,670,509   306,233,476   281,218,952
  Sale of Shares issued in
   conversion (Note 1)               48,078,887    12,232,271    49,356,217    54,013,693    34,871,159   100,309,597   111,127,105
  Reinvestment of dividends,
    A Shares                                  -             -             -             -             -             -             -
  Reinvestment of dividends,
    B Shares                                  -             -             -             -             -             -             -
  Reinvestment of dividends,
    I Shares                                  -             -             -             -             -             -             -
  Cost of repurchasing A Shares               -             -             -             -             -             -             -
  Cost of repurchasing B Shares               -             -             -             -             -             -             -
  Cost of repurchasing I Shares     (21,246,270)  (25,122,913)  (62,675,817)  (27,954,786)  (34,574,397)  (79,817,235)  (73,947,039)
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
                                    151,409,397    44,802,545   152,152,306    45,373,286   121,967,271   326,725,838   318,399,018
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS END OF PERIOD           $186,196,572  $ 50,213,013  $171,452,965  $ 48,086,568  $136,709,811  $373,998,231  $374,892,160
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------

OPERATIONS
  Net investment income               2,259,926     1,524,593     5,495,885     1,629,062     3,367,269     7,759,122     5,348,935
  Realized Gain (loss) from
   investments                        3,549,796         3,180     2,403,167       103,579     1,203,587     6,685,286    13,312,464
  Change in unrealized
    appreciation (depreciation)
    from investments                 20,609,547    (1,090,897)   (7,830,695)     (287,858)    1,388,949     7,881,952    17,674,108
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
                                     26,419,269       436,876        68,357     1,444,783     5,959,805    22,326,360    36,335,507
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
DISTRIBUTION TO SHAREHOLDERS
  Net investment income,
    A Shares                                  -             0             -             0             -             -             -
  Net investment income,
    B Shares                                  -             0             -             0             -             -             -
  Net investment income,
    I Shares                         (3,001,143)   (5,259,365)  (10,159,009)   (3,827,185)   (5,731,263)  (12,519,924)   (9,048,079)
  Realized gain on investments,
    A Shares                                  0             0             0             0             0             0             0
  Realized gain on investments,
    B Shares                                  0             0             0             0             0             0             0
  Realized gain on investments,
    I Shares                         (1,322,193)   (1,079,061)   (1,828,032)     (293,791)   (1,742,779)   (5,073,401)   (3,082,602)
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
                                     (4,323,336)   (6,338,426)  (11,987,041)   (4,120,976)   (7,474,042)  (17,593,325)  (12,130,681)
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
CAPITAL SHARE TRANSACTIONS
  Sale of  A Shares                           0             0             0             0             0             0             0
  Sale of  B Shares                           0             0             0             0             0             0             0
  Sale of  I Shares                  39,955,375     5,726,407    22,070,940    30,388,445    22,826,540    63,127,459    97,885,087
  Reinvestment of dividends,
    A Shares                                  0             0             0             0             0             0             0
  Reinvestment of dividends,
    B Shares                                  0             0             0             0             0             0             0
  Reinvestment of dividends,
    I Shares                          4,323,406     6,338,426    11,987,041     4,120,976     7,474,042    17,593,325    12,130,682
  Cost of repurchasing A Shares               0             0             0             0             0             0             0
  Cost of repurchasing B Shares               0             0             0             0             0             0             0
  Cost of repurchasing I Shares     (10,811,541)   (9,525,485)  (26,575,601)  (13,769,743)  (17,139,057)  (66,557,534)  (41,616,172)
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
                                     33,467,240     2,539,348     7,482,380    20,739,678    13,161,525    14,163,250    68,399,597
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS
  April 30,1996                    $241,759,745  $ 46,850,811  $167,016,661  $ 66,150,053  $148,357,099  $392,894,516  $467,496,583
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                         APRIL 30, 1996

NOTE 1.  ORGANIZATION

Norwest Advantage Funds (the "Trust") is registered as an open-end management investment company. The Trust currently has thirty separate investment portfolios. These financial statements relate to thirteen of those portfolios (each a "Fund" and collectively the "Funds"), each of which is a diversified portfolio. As of April 30, 1996, each Fund other than International Fund offered one class of shares of beneficial interest ("I Shares"). As of this date, International Fund offered three classes of shares of beneficial interest, I Shares, A Shares, and B Shares. Each share of each class represents an undivided proportionate interest in the Fund. I Shares are offered solely to fiduciary, agency, and custodial clients of bank trust departments, trust companies and their affiliates; they are sold without a sales charge and they do not incur any distribution expenses. A Shares are sold with a front-end sales charge to the general public but do not incur distribution expenses. B Shares are sold, with a contingent deferred sales charge imposed on most redemptions made within six years of purchase, to the general public, and incur distribution expenses. I Shares of each Fund commenced operations on November 11, 1994. A Shares and B Shares of International Fund became available to the public on April 1, 1995.

Prior to July 31, 1993, the Trust's operation was conducted as Prime Value
Funds, Inc., a Maryland corporation.   On October 1, 1995 the Trust changed its
name from Norwest Funds to Norwest Advantage Funds. Advantage (Trust) Shares, Investor A Shares , and Investor B Shares were renamed I Shares, A Shares, and B Shares, respectively, and the Trust adopted its current name. Each Fund's fiscal year end is October 31.

International Fund seeks to achieve its investment objective by investing all of its assets in International Portfolio, a separate diversified portfolio of Core Trust (Delaware) ("Core Trust"), which is registered as an open-end management investment company. This is commonly referred to as a master-feeder arrangement. Diversified Equity Fund, Growth Equity Fund, Conservative Balanced Fund, Moderate Balanced Fund, and Growth Balanced Fund, (the "Blended Funds") invest a portion of their assets in affiliated portfolios of Core Trust pursuant to the conditions of an exemptive order issued by the Securities and Exchange Commission. The Blended Funds account for their investments in the portfolios of Core Trust as partnership investments and record their share of each portfolio's income, expense and realized and unrealized gains and losses daily.

FINANCIAL STATEMENT PERIODS AND CHANGE OF FISCAL YEAR-For certain Funds and classes of shares, the earliest period presented in the financial highlights reflects operations for the period beginning with the commencement date above through the date of its then fiscal year end, as noted. Otherwise a full year is presented.

COLLECTIVE TRUST FUND CONVERSION-Upon commencement of operations, in exchange for the portfolio securities of certain collective trust funds managed by Norwest Bank Minnesota, N.A. ("Norwest"), each Fund (other than Stable Income
Fund) issued I Shares to the collective trust funds. Immediately after this conversion, the collective trust funds distributed Fund shares to the investors of the collective trust funds and ceased operations.

STOCK SPLIT-Intermediate U.S. Government Fund declared a stock split as of the close of business on March 22, 1996 to the record holders of shares of beneficial interest of the Fund as of close of business on March 22, 1996 ("Record Date"), of four shares of benefical interest of the Fund for each outstanding share of benefical interest of the Fund identified on the shareholder records of the Fund on the Record Date.

NAME CHANGE-The Managed Fixed Income Fund was renamed Diversified Bond Fund on April 1, 1996, consistent with modifications in the Fund's investment objectives.


NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in accordance with generally accepted accounting principles based upon the following significant accounting policies.

EXPENSE ALLOCATION-Expenses are allocated in accordance with procedures adopted by the Board of Trustees (the "Board"). Certain expenses are allocated to the various share classes on the basis of usage of services or contractual differences. The Funds' class specific expenses include distribution expenses, if any, transfer agent fees and expenses, and certain other expenses that can be solely attributable to a class.

FEDERAL INCOME TAX-Each Fund intends to qualify, and continue to qualify, as a regulated investment company and distribute all of its taxable income. Therefore, each Fund is not subject to Federal income tax.

FORWARD COMMITMENTS-Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place after the typical date for the settlement of transactions in the security. During this period, the Funds are subject to market fluctuations in the price of the purchased securities.

                                                                          [LOGO]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                         APRIL 30, 1996

FUTURES CONTRACTS-To hedge against anticipated future changes in interest rates or securities prices, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Intermediate U.S. Government Fund, Diversified Bond Fund and Stable Income Fund may enter into financial futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security or securities or index, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. A Fund recognizes a realized gain or loss when the contract is closed or expires. Should interest rates or securities prices move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

INTEREST AND DIVIDEND INCOME AND DIVIDENDS TO SHAREHOLDERS-Interest income is accrued as earned. Dividends on securities held by Funds are accrued on the ex-dividend date. Net capital gain, if any, is distributed at least annually to shareholders. Dividends to shareholders of net investment income, if any, are declared monthly and paid monthly by Intermediate U.S. Government Fund and Stable Income Fund; declared quarterly and paid quarterly by Income Equity Fund; and declared and paid annually by Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, International Fund, Index Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, and Diversified Bond Fund.

Distributions from net investment income and realized capital gain are based on amounts calculated in accordance with applicable income tax regulations. Any differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily attributable to deferral of post-October losses, wash sales, utilization of capital loss carryovers, and foreign currency transactions.

INTEREST RATE TRANSACTIONS-To preserve a return or spread on a particular investment or portion of its portfolio or for other non-speculative purposes, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Intermediate U.S. Government Fund, Diversified Bond Fund, and Stable Income Fund may enter into interest rate swap agreements and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange of commitments to pay or receive interest, i.e., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based notional principal amount from the party selling such an interest rate cap. The purchase of an interest rate floor entitles the purchaser, and to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based notional principal amount from the party selling such an interest rate floor.

If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there is risk that the positions may correlate imperfectly with the asset or liability being hedged. Other risks of entering into these transactions are that a liquid secondary market may not always exist, or that another party to a transaction may not perform.

For interest rate swaps, the Funds accrue daily, as an adjustment to interest income and unrealized gain or loss, the amount owed or due by the Funds. These valuations represent the net present value of all future cash settlement amounts based on interest rates on the date of valuation.

ORGANIZATIONAL COSTS-The costs incurred by each Fund in connection with its organization and registration of shares, in the amount of $59,601, have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of the Funds' operations. Certain of these costs were paid by Forum Financial Services, Inc. and will be reimbursed by the respective Funds.

PREMIUM AMORTIZATION AND DISCOUNT ACCRETION-Fixed income investments purchased at a premium or with market discount (other than original issued discount ("OID"), are not amortized or accreted. Upon disposition market discount accretion is calculated using the straight line method and reclassified to investment income to the extent of any realized gain. Original issue discount on fixed income investments is accreted daily using the yield to maturity method.

REALIZED GAINS AND LOSSES-Security transactions are recorded on a trade date basis, and realized gains and losses on investments sold are recorded on the basis of identified cost.

                                                                          [LOGO]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                         APRIL 30, 1996

REPURCHASE AGREEMENTS-Each Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the Fund's investment adviser subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities. Securities received as collateral in connection with the repurchase agreements are maintained by the Trust and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Funds have the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities at market value and may claim any resulting loss from the seller. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

SECURITY LOANS-The Funds receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or any cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured by collateral equal to at least 102%, at all times, of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan will be reflected in the value of the Fund.

SECURITY VALUATION-Securities which mature in 60 days or less are valued at amortized cost. Securities, for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask prices is used. Other securities traded on an exchange for which market quotations are readily available, are valued using the mean of the bid and ask prices provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board. Interest rate swap, cap, and floor valuations are based on values quoted by independent brokers.

USE OF ESTIMATES-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


NOTE 3.  FINANCIAL INSTRUMENTS

FINANCIAL FUTURES CONTRACTS-As of April 30, 1996, Index Fund had open futures contracts. The contractual amount of a futures contract represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. The measurement of futures contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations under open futures contracts at April 30, 1996 is as follows:

                                                                     UNREALIZED
    POSITION  CONTRACTS                INDEX                       APPRECIATION
    --------  ---------                -----                       ------------
     Long      81          S&P 500 Futures, Expiring June 21,1996      $226,975

As of April 30, 1996, the Fund had segregrated sufficient cash and/or securities to cover margin requirements on open futures contracts.

INTEREST RATE SWAP TRANSACTIONS-As of April 30, 1996, Stable Income Fund had entered into an interest rate index swap agreement, exchanging floating rates for floating rates with Merrill Lynch Capital Services, Inc. In accordance with the agreement, the Fund exchanges interest payments based on the one month LIBOR, for interest payments based on the monthly change in the index value of the Merrill Lynch 1 Year Treasury Index. The notional amount of the contract is $12,000,000. Interest rate and index return differentials are settled monthly, and the contract will terminate November 1, 1996. As of April 30, 1996 there was no unrealized gain or loss related to the agreement.

                                                                          [LOGO]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                         APRIL 30, 1996


NOTE 4.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS-The investment adviser of each Fund is Norwest Investment Management ("the Adviser"), a part of Norwest. Norwest is a subsidiary of Norwest Corporation. The Adviser receives an annual advisory fee from the Funds at the following annual rates of average daily net assets of each Fund:
Diversified Equity Fund, 0.65%; Growth Equity Fund, 0.90%; Large Company Growth Fund, 0.65%; Small Company Growth Fund, 0.90%; Income Equity Fund, 0.50%;
Index Fund, 0.15%; Conservative Balanced Fund, 0.45%; Moderate Balanced Fund, 0.53%; Growth Balanced Fund, 0.58%; Intermediate U.S. Government Fund, 0.33%; Diversified Bond Fund, 0.35%; and Stable Income Fund, 0.30%.

Pursuant to its investment advisory agreements with each Fund and its administrative services agreement with International Fund, Norwest is obligated to reimburse each Fund for certain operating expenses (exclusive of interest, taxes, brokerage fees, fees and other expenses paid pursuant to any distribution plan and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Funds' annual expenses are estimated and accrued daily, and any related reimbursements are made monthly by the Adviser. Pursuant to an agreement with the Adviser, the Trust and Crestone Capital Management, Inc. (the "Subadviser"), the Adviser may delegate certain of its advisory responsibilities to the Subadviser and pay the Subadviser a fee.

The investment adviser of International Portfolio of Core Trust is Schroder Capital Management International Inc. ("Schroder"). Schroder is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. International Fund may withdraw its investment from International Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. Should International Fund make such a withdrawal, the Trust has retained Schroder to act as investment subadviser. Neither the Adviser nor Schroder will receive any advisory or subadvisory fees with respect to International Fund as long as the Fund remains completely invested in International Portfolio.

The investment subadvisor of each Blended Fund is Schroder. Schroder advises that portion of each of these Funds' investment portfolios that the Adviser believes should be invested using Schroder's investment philosophy. Schroder receives a fee from the Adviser for its subadvisory services; however, that compensation does not increase the amount paid by any Fund.

ADMINISTRATIVE AND OTHER SERVICES-As manager of the Trust, Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., provides administrative services to the Funds. For its services, Forum receives a management fee from each Fund at an annual rate of 0.10% of the average daily net assets of the Fund.

Forum Financial Corp. ("FFC"), an affiliate of Forum, provides fund accounting services to the Funds. For these services, FFC receives a fee of $36,000 per year per Fund plus certain amounts based upon the number of classes and number and types of portfolio transactions within each Fund.

Norwest serves as the Trust's transfer agent and dividend disbursing agent, and is compensated for those services at an annual rate of 0.25% of the average daily net assets of each Fund. In addition, on behalf of International Fund, the Trust has entered into an administrative services agreement with Norwest under which Norwest receives a fee at an annual rate of 0.25% of the average daily net assets of the Fund. Under this agreement, Norwest is responsible for compiling data for and preparing communications between the Fund and its shareholders, maintaining requisite information flows between the Fund and Schroder as the investment adviser to International Portfolio of Core Trust and monitoring and reporting to the Board on the performance of International Portfolio. No fees are payable under this agreement in the event that the Fund is not completely invested in International Portfolio or another investment company.

The Trust has adopted a Distribution Plan (the "Plan") with respect to B Shares of International Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the payment to Forum of an annual distribution service fee of 0.75% of the average daily net assets, and a maintenance fee of 0.25% of the average daily net assets, of International Fund attributable to B Shares. No payments were made pursuant to the Plan during the period ended April 30, 1996. The distribution payments are used to reimburse the distributor for (i) sales commissions at levels set from time to time by the Board not to exceed 6.25% of the amount received by the Fund for each B Share sold (excluding reinvestment of dividends and distributions) and (ii) interest calculated by applying the rate of 1% over the prime rate to the outstanding balance of unreimbursed distribution charges. The current sales commission rate is 4.50% for International Fund. In the event that the Plan is terminated or not continued, the Fund will continue to pay distribution service fees to Forum (but only with respect to sales that occurred prior to the termination or discontinuance of the Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exists no unreimbursed distribution charges attributable to the Fund under the Plan as calculated pursuant to the Plan.

                                                                          [LOGO]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                         APRIL 30, 1996


NOTE 4. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

BLENDED FUNDS-The Trust has received an exemptive order from the Securities and Exchange Commission that permits the Blended Funds to invest their assets, a portion of which are managed by using small company, index, and international investment styles, in Small Company Portfolio, Index Portfolio, and International Portfolio II (the "Blended Portfolios"), respectively. The Blended Portfolios are diversified portfolios of Core Trust. By pooling a portion of their assets in the Blended Portfolios, the Blended Funds attempt to achieve benefits that they could not achieve by investing directly in securities similar to those held by the Blended Portfolios. Investments in the Blended Portfolios are made in accordance with the conditions set forth in the Trust's exemptive order. Additional information concerning each Blended Fund is contained in the financial statements relating to the Blended Portfolios, and should be read in conjunction with these statements. With respect to Small Company Portfolio and Index Portfolio, Norwest receives an advisory fee from Core Trust at annual rates of 0.90% and 0.15%, respectively, of the average daily net assets of each Portfolio. With respect to International Portfolio II, Schroder receives an advisory fee from Core Trust at an annual rate of 0.45% of the Portfolio's average daily net assets. In accordance with the exemptive order, Norwest waives all advisory fees payable with respect to Small Company Portfolio and Index Portfolio and reimburses International Portfolio II the amount of the advisory fee the Portfolio pays to Schroder.

Forum serves as administrator of Core Trust and provides administrative services for each Blended Portfolio that are similar in nature to those provided to the Funds. In accordance with the exemptive order, Forum waives the amount of its management fee that it would otherwise be entitled to receive from a Blended Fund for that portion of the assets of the Blended Fund invested in a Blended Portfolio.

Each Blended Fund incurs certain other expenses. For the period from November 1, 1995 to April 30, 1996, the ratio of net expenses to average net assets for Small Company Portfolio, Index Portfolio, and International Portfolio II of Core Trust was 0.16%, 0.17%, and 0.25%, respectively. Total net expenses incurred by each Blended Fund, for the period from November 1, 1995 to April 30, 1996, attributable to each Blended Funds' investment in the Blended Portfolios of Core Trust were as follows: Diversified Equity Fund, $435,114; Growth Equity Fund, $461,271; Conservative Balanced Fund, $21,685; Moderate Balanced Fund, $88,155; and Growth Balanced Fund, $154,654.

WAIVERS AND REIMBURSEMENTS-For the period ended April 30, 1996, fees waived and expenses reimbursed by the Trust's service providers were as follows:

                                                        EXPENSES      EXPENSES
                                        FEES WAIVED    REIMBURSED    REIMBURSED
                                          BY FORUM      BY FORUM     BY NORWEST
                                          --------      --------     ----------

Diversified Equity Fund. . . . . . . .    $143,826         $  -          $  -
Growth Equity Fund . . . . . . . . . .     121,665            -             -
Large Company Growth Fund. . . . . . .      28,876       10,444             -
Small Company Growth Fund. . . . . . .      79,866            -             -
International Fund . . . . . . . . . .       1,015        4,153             -
Income Equity Fund . . . . . . . . . .      28,109       11,109             -
Index Fund . . . . . . . . . . . . . .      78,602            -             -
Conservative Balanced Fund . . . . . .      53,913            -             -
Moderate Balanced Fund . . . . . . . .      93,710            -             -
Growth Balanced Fund . . . . . . . . .     103,399            -             -
Intermediate U.S. Government Fund. . .      28,670       11,852             -
Diversified Bond Fund. . . . . . . . .      63,318            -             -
Stable Income Fund . . . . . . . . . .      32,033       13,929             -

                                                                          [LOGO]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                         APRIL 30, 1996


NOTE 5.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the period ended April 30, 1996 were as follows. The cost of purchases and proceeds from sales for the Blended Funds and International Fund reflect additions and reductions in the Funds' investment in Small Company Portfolio, Index Portfolio, International Portfolio, and International Portfolio II of Core Trust.

                                                       COST OF    PROCEEDS FROM
                                                      PURCHASES        SALES
                                                      ---------        -----
Diversified Equity Fund. . . . . . . . . .         $103,404,918   $43,420,220
Growth Equity Fund . . . . . . . . . . . . .        109,542,190    42,498,924
Large Company Growth Fund. . . . . . . . . .         20,431,899    11,393,658
Small Company Growth Fund. . . . . . . . . .        190,178,312   162,070,669
International Fund . . . . . . . . . . . . .         37,375,104     3,942,195
Income Equity Fund . . . . . . . . . . . . .         15,549,165       584,832
Index Fund . . . . . . . . . . . . . . . . .         25,058,463    18,613,439
Conservative Balanced Fund . . . . . . . . .         71,933,808    63,443,998
Moderate Balanced Fund . . . . . . . . . . .        183,683,449   171,317,055
Growth Balanced Fund . . . . . . . . . . . .        176,942,824   140,258,337
Intermediate U.S. Government Fund. . . . . .         24,239,123    28,940,201
Diversified Bond Fund. . . . . . . . . . . .        148,521,303   179,455,346
Stable Income Fund . . . . . . . . . . . . .         71,023,701    52,969,681

Gross unrealized appreciation and depreciation based on identified tax cost as of April 30, 1996 were as follows:

                                          UNREALIZED    UNREALIZED       TAX
                                         APPRECIATION  DEPRECIATION   COST BASIS
                                         ------------  ------------   ----------

Diversified Equity Fund. . . . . . .    $225,392,083   $3,299,740   $82,134,776
Growth Equity Fund . . . . . . . . .     175,868,691    2,765,020   588,566,735
Large Company Growth Fund. . . . . .      21,168,186      936,796    59,113,206
Small Company Growth Fund. . . . . .      84,315,807    2,561,993   277,245,631
International Fund . . . . . . . . .      18,197,777          890   124,958,376
Income Equity Fund . . . . . . . . .      16,151,060      424,244    60,090,673
Index Fund . . . . . . . . . . . . .      52,662,245    1,555,629   190,551,523
Conservative Balanced Fund . . . . .      11,660,720    1,331,710   138,659,578
Moderate Balanced Fund . . . . . . .      46,612,435    3,100,675   352,895,185
Growth Balanced Fund . . . . . . . .      77,361,610    3,464,667   403,600,146
Intermediate U.S. Government Fund. .         292,721      608,521    51,526,610
Diversified Bond Fund. . . . . . . .         922,631    1,439,706   165,628,846
Stable Income Fund . . . . . . . . .         245,425      253,974    66,129,874

                                                                          [LOGO]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                         APRIL 30, 1996


NOTE 6.  CAPITAL SHARE TRANSACTIONS

The Trust Instrument authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions of Trust shares, for the period from commencement of operations (see Note 1.) were as follows:

                                     YEAR/PERIOD        SHARES   CONVERSION     SHARES       SHARES       INCREASE
                                         END             SOLD      SHARES     REINVESTED  REPURCHASED    (DECREASE)
                                         ---             ----      ------     ----------  -----------    ----------
Diversified Equity Fund
    I Shares . . . . . . . .      October 31, 1995   7,672,804  22,368,531           -   (4,207,813)    25,833,522
    I Shares . . . . . . . .      April 30, 1996     4,577,172           -   1,313,210   (2,498,236)     3,392,146

Growth Equity Fund
    I Shares . . . . . . . .      October 31, 1995   7,804,338  15,568,747           -   (2,460,406)    20,912,679
    I Shares . . . . . . . .      April 30, 1996     4,107,029           -   1,651,658   (1,670,153)     4,088,534

Large Company Growth Fund
    I Shares . . . . . . . .      October 31, 1995     442,993   3,236,987           -     (985,065)     2,694,915
    I Shares . . . . . . . .      April 30, 1996       436,658           -      26,577     (123,013)       340,222

Small Company Growth Fund
    I Shares . . . . . . . .      October  31, 1995  1,653,407   9,475,352           -   (1,856,289)     9,272,470
    I Shares . . . . . . . .      April 30, 1996     1,519,732           -     972,032     (552,994)     1,938,770

International Fund
    I Shares . . . . . . . .      October 31, 1995   1,065,477   5,018,364           -   (1,001,990)     5,081,851
    I Shares . . . . . . . .      April 30, 1996     2,082,739           -      90,228     (305,716)     1,867,251
    A Shares . . . . . . . .      October 31, 1995      12,219           -           -         (187)        12,032
    A Shares . . . . . . . .      April 30, 1996        38,758           -         344       (2,820)        36,282
    B Shares . . . . . . . .      October 31, 1995      22,197           -           -         (146)        22,051
    B Shares . . . . . . . .      April 30, 1996        23,283           -         426         (229)        23,480

Income Equity Fund
    I Shares . . . . . . . .      October 31, 1995     763,606   1,693,544           -     (417,088)     2,040,062
    I Shares . . . . . . . .      April 30, 1996       863,242           -      69,338     (154,196)       778,384

Index Fund
    I Shares . . . . . . . .      October 31, 1995   1,918,980   5,714,937           -     (904,812)     6,729,105
    I Shares . . . . . . . .      April 30, 1996     1,353,577           -     150,066     (362,046)     1,141,597

Conservative Balanced Fund
    I Shares . . . . . . . .      October 31, 1995   2,035,455   7,514,366           -   (2,043,785)     7,506,036
    I Shares . . . . . . . .      April 30, 1996     1,288,205           -     425,387     (967,362)       746,230

Moderate Balanced Fund
    I Shares . . . . . . . .      October 31, 1995   5,463,069  17,749,616           -   (4,361,300)    18,851,385
    I Shares . . . . . . . .      April 30, 1996     3,218,695           -     907,808   (3,393,318)       733,185

Growth Balanced Fund
    I Shares . . . . . . . .      October 31, 1995   5,817,900  15,667,089           -   (3,838,878)    17,646,020
    I Shares . . . . . . . .      April 30, 1996     4,442,167           -     571,663   (1,869,531)     3,144,299

Intermediate U.S. Government Fund
    I Shares . . . . . . . .      October 31, 1995     208,300   1,038,496           -     (436,614)       810,182
    I Shares . . . . . . . .      April 30, 1996     3,616,301           -     247,498     (389,657)     3,474,142

Diversified Bond Fund
    I Shares . . . . . . . .      October 31, 1995   1,885,663   6,596,859           -   (2,341,438)     6,141,084
    I Shares . . . . . . . .      April 30, 1996       828,280           -     456,475     (995,287)       289,468



                                                                          [LOGO]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                         APRIL 30, 1996

The Trust Instrument authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions of Trust shares, for the period from commencement of operations (see Note 1.) were as follows:

                                     YEAR/PERIOD        SHARES   CONVERSION     SHARES       SHARES       INCREASE
                                         END             SOLD      SHARES     REINVESTED  REPURCHASED    (DECREASE)
                                         ---             ----      ------     ----------  -----------    ----------
Stable Income Fund
    I  Shares . . . . . . . .     October 31, 1995   7,185,816         -             -   (2,699,855)     4,485,961
    I  Shares . . . . . . . .     April 30, 1996     2,904,670         -       401,539   (1,314,802)     1,991,407




                                                                          [LOGO]

FINANCIAL HIGHLIGHTS



                                                                   NET REALIZED
                                        BEGINNING         NET           AND          DIVIDENDS  DISTRIBUTIONS       ENDING
                                       NET  ASSET     INVESTMENT     UNREALIZED       FROM NET       FROM NET      NET ASSET
                                         VALUE PER        INCOME    GAIN (LOSS) ON   INVESTMENT    INVESTMENT      VALUE PER
                                          SHARE         (DEFICIT)   INVESTMENTS        INCOME        GAINS           SHARE
                                          -----         --------    -----------        ------        -----           -----

STABLE INCOME FUND
I SHARES
 November 1, 1995 to April 30, 1996         10.72           0.23           0.04          (0.72)         (0.06)         10.21
 November 11, 1994 to October 31, 1995      10.00           0.50           0.22              -              -          10.72

INTERMEDIATE GOVERNMENT INCOME FUND
I SHARES
 November 1, 1995 to Apil 30, 1996          12.40(c)        0.37           0.58          (1.29)         (1.12)         10.94
 November 11, 1994 to October 31, 1995      55.55           4.67           1.76              -              -          61.98

DIVERSIFIED BOND FUND
I SHARES
 November 1, 1995 to Apil 30, 1996          27.92           0.86          (1.85)         (1.66)         (0.30)         24.97
 November 11, 1994 to October 31, 1995      25.08           1.65           1.19              -              -          27.92

CONSERVATIVE BALANCED FUND
I SHARES
 November 1, 1995 to Apil 30, 1996          18.21           0.41           0.35          (0.76)         (0.23)         17.98
 November 11, 1994 to October 31, 1995      16.19           0.75           1.27              -              -          18.21

MODERATE BALANCED FUND
I SHARES
 November 1, 1995 to Apil 30, 1996          19.84           0.39           0.75          (0.66)         (0.26)         20.06
 November 11, 1994 to October 31, 1995      17.25           0.65           1.94              -              -          19.84

GROWTH BALANCED FUND
I SHARES
 November 1, 1995 to Apil 30, 1996          21.25           0.25           1.66          (0.50)         (0.17)         22.49
 November 11, 1994 to October 31, 1995      17.95           0.47           2.83              -              -          21.25

INCOME EQUITY FUND
I SHARES
 November 1, 1995 to Apil 30, 1996          24.02           0.23           3.44          (0.69)         (0.08)         26.92
 November 11, 1994 to October 31, 1995      18.90           0.46           4.66              -              -          24.02

INDEX FUND
I SHARES
 November 1, 1995 to Apil 30, 1996         $27.67          $0.27          $3.40         ($0.43)        ($0.19)        $30.72
 November 11, 1994 to October 31, 1995      21.80           0.45           5.42              -              -          27.67

DIVERSIFIED EQUITY FUND
I SHARES
 November 1, 1995 to Apil 30, 1996          27.53           0.12           3.61          (0.42)         (0.97)         29.87
 November 11, 1994 to October 31, 1995      22.21           0.22           5.10              -              -          27.53

GROWTH EQUITY FUND
I SHARES
 November 1, 1995 to Apil 30, 1996          26.97           0.00           3.48          (0.12)         (1.86)         28.47
 November 11, 1994 to October 31, 1995      22.28          (0.02)          4.71              -              -          26.97

LARGE COMPANY GROWTH
I SHARES
 November 1, 1995 to Apil 30, 1996          23.59          (0.04)          2.81              -          (0.22)         26.14
 November 11, 1994 to October 31, 1995      18.50          (0.05)          5.14              -              -          23.59

SMALL COMPANY GROWTH FUND
I SHARES
 November 1, 1995 to Apil 30, 1996          29.99          (0.05)          4.92              -          (2.86)         32.00
 November 11, 1994 to October 31, 1995      21.88          (0.11)          8.22              -              -          29.99

INTERNATIONAL FUND
A SHARES
 November 1, 1995 to Apil 30, 1996          17.97           0.29           1.85          (0.33)             -          19.78
 April 12, 1995 to October 31, 1995         16.50           0.01           1.46              -              -          17.97
B SHARES
 November 1, 1995 to Apil 30, 1996          17.91           0.25           1.80          (0.28)             -          19.68
 May 12, 1995 to October 31, 1995           16.50           0.01           1.40              -              -          17.91
I SHARES
 November 1, 1995 to Apil 30, 1996          17.99           0.09           2.05          (0.33)             -          19.80
 November 11, 1994 to October 31, 1995      17.28           0.09           0.62              -              -          17.99


                                                                   SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD (a)

                                                      RATIO TO AVERAGE
                                                         NET  ASSETS
                                        --------------------------------------------
                                                NET                                                   PORTFOLIO   NET ASSETS AT
                                            INVESTMENT       NET           GROSS         TOTAL        TURNOVER    END OF PERIOD
                                         INCOME (DEFICIT)    EXPENSES     EXPENSES(c)     RETURN         RATE     (000'S OMITTED)
                                        ----------------    --------     -----------     ------         ----     ---------------

STABLE INCOME FUND
I SHARES
 November 1, 1995 to April 30, 1996          5.68% (b)      0.06% (b)      0.83% (b)      2.63%        111.71%        66,150
 November 11, 1994 to October 31, 1995       5.91% (b)      0.65% (b)      0.98% (b)      7.20%        115.85%        48,087

INTERMEDIATE GOVERNMENT INCOME FUND
I SHARES
 November 1, 1995 to Apil 30, 1996           6.20% (b)      0.68% (b)      0.86% (b)      0.80%         51.54%        46,851
 November 11, 1994 to October 31, 1995       7.79% (b)      0.68% (b)      0.93% (b)     11.58%        240.90%        50,213

DIVERSIFIED BOND FUND
I SHARES
 November 1, 1995 to Apil 30, 1996           6.48% (b)      0.70% (b)      7.80% (b)     (0.01%)        95.06%       167,017
 November 11, 1994 to October 31, 1995       5.87% (b)      0.67% (b)      0.82% (b)     11.32%         58.90%       171,453

CONSERVATIVE BALANCED FUND
I SHARES
 November 1, 1995 to Apil 30, 1996           4.71% (b)      0.80% (b)      0.88% (b)      4.33%         55.23%       148,357
 November 11, 1994 to October 31, 1995       4.67% (b)      0.82% (b)      1.03% (b)     12.48%         65.53%       136,710

MODERATE BALANCED FUND
I SHARES
 November 1, 1995 to Apil 30, 1996           3.96% (b)      0.88% (b)      0.93% (b)      5.92%         50.28%       392,895
 November 11, 1994 to October 31, 1995       3.76% (b)      0.92% (b)      1.11% (b)     15.01%         62.08%       373,998

GROWTH BALANCED FUND
I SHARES
 November 1, 1995 to Apil 30, 1996           2.59% (b)      0.93% (b)      0.98% (b)      9.22%         39.42%       467,497
 November 11, 1994 to October 31, 1995       2.63% (b)      0.99% (b)      1.23% (b)     18.38%         41.04%       374,892

INCOME EQUITY FUND
I SHARES
 November 1, 1995 to Apil 30, 1996           2.08% (b)      0.85% (b)      0.98% (b)     15.40%          1.15%        75,859
 November 11, 1994 to October 31, 1995       2.51% (b)      0.85% (b)      1.12% (b)     27.09%          7.03%        49,000

INDEX FUND
I SHARES
 November 1, 1995 to Apil 30, 1996           2.08% (b)      0.33% (b)      0.58% (b)     13.43%         10.23%      $241,760
 November 11, 1994 to October 31, 1995       2.12% (b)      0.50% (b)      0.64% (b)     26.93%         14.48%       186,197

DIVERSIFIED EQUITY FUND
I SHARES
 November 1, 1995 to Apil 30, 1996           8.60% (b)      1.00% (b)      1.03% (b)     13.79%          6.08%       872,842
 November 11, 1994 to October 31, 1995       1.01% (b)      1.09% (b)      1.37% (b)     23.95%         10.33%       711,111

GROWTH EQUITY FUND
I SHARES
 November 1, 1995 to Apil 30, 1996           0.02% (b)      1.25% (b)      1.29% (b)     13.40%          7.49%       711,891
 November 11, 1994 to October 31, 1995      (0.11%)(b)      1.38% (b)      1.92% (b)     21.10%          8.90%       564,004

LARGE COMPANY GROWTH
I SHARES
 November 1, 1995 to Apil 30, 1996          (0.30%)(b)      1.00% (b)      1.12% (b)     11.85%         17.81%        79,331
 November 11, 1994 to October 31, 1995      (0.23%)(b)      1.00% (b)      1.20% (b)     27.51%         31.60%        63,567

SMALL COMPANY GROWTH FUND
I SHARES
 November 1, 1995 to Apil 30, 1996         (-0.37%)(b)      1.25% (b)      1.30% (b)     17.75%         62.03%       358,756
 November 11, 1994 to October 31, 1995      (0.47%)(b)      1.25% (b)      1.35% (b)     37.07%        106.55%       278,058

INTERNATIONAL FUND
A SHARES
 November 1, 1995 to Apil 30, 1996           0.92% (b)      1.50% (b)      2.51% (b)     12.12%           N/A            955
 April 12, 1995 to October 31, 1995          0.26% (b)      1.32% (b)     20.95% (b)      8.91%           N/A            216
B SHARES
 November 1, 1995 to Apil 30, 1996          (0.02%)(b)      2.25% (b)      3.11% (b)     11.60%           N/A            896
 May 12, 1995 to October 31, 1995            0.17% (b)      1.27% (b)     14.57% (b)      8.55%           N/A            395
I SHARES
 November 1, 1995 to Apil 30, 1996           0.60% (b)      1.50% (b)      1.52% (b)     12.17%           N/A        137,572
 November 11, 1994 to October 31, 1995       0.54% (b)      1.50% (b)      1.66% (b)      4.11%           N/A         91,401



(a)  See Note 1 of notes to financial statements regarding periods covered.
(b)  Annualized.
(c)  Adjusted for stock split.  See note 1 of notes to financial statements.

                      Small Company Growth Fund (13103500)     ACCT DATE 05/1/96
                         PRELIMINARY MARKET VALUATION          Format D
                     Cost and Tax Lot Summary (Internal Use)


                                             # SHARES/                    MARKET                 PRIOR DAY       TODAY          %
NAME                   CUSIP     TICKER    FACE AMOUNT         COST        VALUE    APPR/DEPR        PRICE       PRICE     CHANGE

SMALL COMPANY GROWTH;  NOT ASSIGNED
===> Common Stock
Adaptec Inc.           00651F108 ADPT          116,900    3,566,774    6,721,750    3,154,975      58.3750      57.5000     (1.50)
Albemarle              12653101  ALB           231,700    4,279,660    5,415,987    1,136,327      22.7500      23.3750      2.75
American Homestar      26651109  HSTR          260,000    5,020,195    5,850,000      829,805      21.3750      22.5000      5.26
American Mgmt Sys      27352103  AMSY           99,925    1,115,829    2,660,503    1,544,673      26.6250      26.6250      0.00
AmeriSource Health     03071P102 ASHC           96,300    2,100,859    3,466,800    1,365,940      34.7500      36.0000      3.60
Amvestors Financial    32343303  AMV           164,700    1,502,887    2,449,912      947,025      15.0000      14.8750     (0.83)
Anixter                35290105  AXE           347,300    6,473,444    6,077,750     (395,694)     17.2500      17.5000      1.45
Applied Magnetics      38213104  APM           264,300    4,008,379    5,451,187    1,442,807      20.2500      20.6250      1.85
Authentic Fitness      52661105  ASM            79,700    1,220,476    1,902,837      682,361      23.6250      23.8750      1.06
BMC Software           55921100  BMCS           74,000    2,595,090    4,504,750    1,909,659      60.2500      60.8750      1.04
Baybanks Inc           72723109  BBNK           57,600    3,312,000    6,033,600    2,721,600     104.2500     104.7500      0.48
Biovail                09067K106 BVF           173,400    4,921,323    4,898,550      (22,773)     28.1250      28.2500      0.44
Blount, Inc. Class A   95177101  BLT/A          96,000    2,977,024    2,976,000       (1,024)     31.0000      31.0000      0.00
Borders Group, Inc.    99709107  BGP           123,900    1,817,075    3,964,800    2,147,724      32.7500      32.0000     (2.29)
Box Energy             103168209 BOXXB          77,700      716,262      747,862       31,600       9.7500       9.6250     (1.28)
California Fed.        128026101 CAL           242,100    3,922,428    4,327,537      405,109      18.0000      17.8750     (0.69)
Carbide/Graphite       140777103 CGGI           70,000    1,060,000    1,242,500      182,500      17.5000      17.7500      1.43
Case Corporation       14743R103 CSE            71,500    1,659,423    3,610,750    1,951,326      51.1250      50.5000     (1.22)
Commercial Federal     201647104 CFB            71,800    1,453,950    2,755,325    1,301,375      38.2500      38.3750      0.33
Commnet Cellular Inc   202604104 CELS           55,900    1,522,612    1,844,700      322,087      33.0000      33.0000      0.00
Computervision         20557T101 CVN           335,800    3,807,921    4,071,575      263,653      12.3750      12.1250     (2.02)
Consolidated Stores    210149100 CNS           234,700    4,912,305    8,449,200    3,536,894      36.3750      36.0000     (1.03)
Credit Acceptance      225310101 CACC          164,200    2,535,412    3,078,750      543,337      18.6875      18.7500      0.33
Dawson Production      239423106 DPSI           90,000      900,000    1,282,500      382,500      14.0000      14.2500      1.79
DecisionOne            243456100 DOCI           82,000    1,476,000    2,070,500      594,500      25.0000      25.2500      1.00
Dime Bancorp, Inc.     25429Q102 DME           569,000    6,155,695    6,970,250      814,554      12.2500      12.2500      0.00
Elan Plc Adr           284131208 ELN            77,883    2,579,874    5,150,013    2,570,139      66.8750      66.1250     (1.12)
Gateway 2000, Inc.     367833100 GATE           92,200    2,249,680    3,215,475      965,795      35.3750      34.8750     (1.41)
Genesis Health         371912106 GHV            62,500    1,288,946    1,851,562      562,616      30.0000      29.6250     (1.25)
Genzyme Corp           372917104 GENZ           92,400    4,290,583    5,197,500      906,916      57.1250      56.2500     (1.53)
Gilead Sciences,       375558103 GILD          100,900    2,367,162    3,077,450      710,287      30.5000      30.5000      0.00
Glendale Federal       378507503 GLN           268,800    3,129,147    4,704,000    1,574,853      17.8750      17.5000     (2.10)
Greenfield             395058100 GFII           96,600    2,283,225    3,670,800    1,387,575      36.2500      38.0000      4.83
Healthsource, Inc.     42221E108 HS             87,100    1,947,975    2,972,287    1,024,311      34.3750      34.1250     (0.73)
Hollywood              436141105 HLYW          289,500    3,446,011    4,776,750    1,330,738      16.0000      16.5000      3.13
ITI Technologies,      450564109 ITII          196,300    4,793,827    5,422,787      628,959      27.3750      27.6250      0.91
Input/Output Inc.      457652105 IO            183,200    2,195,910    6,366,200    4,170,290      35.2500      34.7500     (1.42)
Komag Inc              500453105 KMAG          173,700    3,079,141    5,818,950    2,739,808      31.1250      33.5000      7.63
Lattice                518415104 LSCC          131,700    3,785,365    4,313,175      527,809      32.5000      32.7500      0.77
Lear Seating           521893107 LEA           207,100    6,117,240    6,834,300      717,059      33.1250      33.0000     (0.38)
Lexmark                529771107 LXK           196,900    4,273,143    4,257,962      (15,180)     21.6250      21.6250      0.00
Mariner Health Group   56845J109 MRNR          233,400    4,447,523    3,967,800     (479,723)     15.7500      17.0000      7.94
Martek Biosciences     572901106 MATK          150,100    4,925,862    5,197,212      271,350      34.5000      34.6250      0.36
Natural Microsystems   638882100 NMSS           53,300    1,399,125    2,012,075      612,950      37.2500      37.7500      1.34
NeoPath, Inc.          640517108 NPTH          152,600    3,498,317    3,509,800       11,482      23.3750      23.0000     (1.60)
Oakwood Homes          674098108 OH             90,900    2,497,170    4,056,412    1,559,242      44.7500      44.6250     (0.28)
Office Max Inc.        67622M108 OMX           124,350    2,062,137    3,264,187    1,202,050      26.1250      26.2500      0.48

                                                                      Page     1

                      Small Company Growth Fund (13103500)     ACCT DATE 05/1/96
                         PRELIMINARY MARKET VALUATION          Format D
                     Cost and Tax Lot Summary (Internal Use)

                                             # SHARES/                    MARKET                 PRIOR DAY        TODAY        %
NAME                   CUSIP     TICKER    FACE AMOUNT         COST        VALUE    APPR/DEPR        PRICE        PRICE    CHANGE

SMALL COMPANY GROWTH;  NOT ASSIGNED
===> Common Stock
Olympic Financial,     681593109 OYM           256,500    4,937,625    5,707,125      769,500      22.7500      22.2500     (2.20)
Oncogene Science,      682305107 ONCS          500,000    4,562,500    5,062,500      500,000      10.2500      10.1250     (1.22)
OrNda Healthcorp       686857103 ORND          258,600    4,636,583    7,111,500    2,474,916      27.7500      27.5000     (0.90)
PMI Group, Inc.        69344M101 PMA           112,700    4,240,983    4,789,750      548,766      41.7500      42.5000      1.80
Parker & Parsley       701018103 PDP           145,200    3,529,485    3,575,550       46,064      24.7500      24.6250     (0.51)
Petsmart Inc           716768106 PETM          115,250    2,977,054    5,114,218    2,137,164      42.7500      44.3750      3.80
Possis Medical, Inc.   737407106 POSS          202,100    2,985,201    3,738,850      753,649      18.5000      18.5000      0.00
Prudential             74435W109 RE            250,400    4,978,092    5,696,600      718,507      22.0000      22.7500      3.41
RFS Hotel Investors    74955J108 RFSI          198,800    3,055,841    3,429,300      373,458      17.5000      17.2500     (1.43)
Rayonier, Inc.         754907103 RYN           182,000    6,303,892    6,529,250      225,357      36.2500      35.8750     (1.03)
Reading & Bates        755281805 RB            214,900    2,728,605    5,265,050    2,536,444      24.6250      24.5000     (0.51)
Red Roof, Inc.         757005103 RRI           290,300    4,661,148    4,354,500     (306,648)     15.0000      15.0000      0.00
Rent-Way, Inc.         76009U104 RWAY           56,000      476,000      710,500      234,500      12.3750      12.6875      2.53
Sepracor, Inc.         817315104 SEPR          239,500    3,516,235    3,353,000     (163,235)     14.0000      14.0000      0.00
Silicon Valley Group   827066101 SVGI          156,800    3,897,381    4,194,400      297,018      26.8750      26.7500     (0.47)
Sonat Offshore         835420100 RIG           150,300    5,007,557    8,247,712    3,240,154      57.1250      54.8750     (3.94)
Sotheby's Holdings,    835898107 BID            82,200    1,133,516    1,161,075       27,558      13.7500      14.1250      2.73
Tech Data Corp         878237106 TECD          302,200    4,169,479    5,892,900    1,723,420      19.0000      19.5000      2.63
Teva Pharmaceutical    881624209 TEVIY         109,800    3,544,383    4,927,275    1,382,891      45.7500      44.8750     (1.91)
Texas Industries Inc   882491103 TXI            56,100    1,793,697    3,590,400    1,796,703      63.8750      64.0000      0.20
USA Waste Services,    902917103 UW            246,000    4,315,953    6,396,000    2,080,046      25.7500      26.0000      0.97
United Waste Systems   913174108 UWST           32,500      747,500    1,787,500    1,040,000      55.0000      55.0000      0.00
Vanguard Cellular      922022108 VCELA         121,550    3,290,127    2,613,325     (676,802)     21.8750      21.5000     (1.71)
Vanstar Corporation    92208M108 VST           352,000    3,520,000    4,796,000    1,276,000      13.7500      13.6250     (0.91)
Vesta Group, Inc.      925391104 VTA            68,550    1,283,362    2,202,168      918,805      31.8750      32.1250      0.78
Warnaco Group, Inc.    934390105 WAC           188,400    4,310,830    4,945,500      634,669      26.7500      26.2500     (1.87)
Watson                 942683103 WATS           92,722    2,105,854    4,404,295    2,298,440      47.3750      47.5000      0.26
Del Webb Corporation   947423109 WBB           272,500    5,052,753    4,870,937     (181,815)     18.6250      17.8750     (4.03)
York International     986670107 YRK            67,700    2,867,206    3,249,600      382,393      48.6250      48.0000     (1.29)
Zilog, Inc.            989524103 ZLG            92,000    3,271,520    3,461,500      189,980      37.1250      37.6250      1.35
Advanced Therapeutic   G0099P109 ATH             8,762      164,370      281,479      117,108      32.1250      32.1250      0.00
Central European       G20045103 CETV          141,500    3,254,500    4,050,437      795,937      30.0000      28.6250     (4.58)
Gemstar Intl Group     G3788V106 GMSTF          72,000    1,818,000    2,385,000      567,000      35.5000      33.1250     (6.69)
Partners Re Holdings   G6852T105 PTREF         151,200    3,061,800    4,271,400    1,209,600      27.6250      28.2500      2.26
Sun International      P8797T133 SIH           132,000    4,628,920    5,643,000    1,014,079      42.5000      42.7500      0.59

        Subtotals                           13,230,892  258,518,364  340,272,178   81,753,814



      Segment Totals   Shares               13,230,892
                       Face Amt                      0  258,518,364  340,272,178   81,753,814

      Fund Totals      Share                13,230,892
                       Face Amt                      0  258,518,364  340,272,178   81,753,814


                                 Today  Yesterday    Unit Change  % Change
Dow Jones Industrial Average     999.99    999.99              0     0.000


                      Large Company Growth Fund (13103400)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)

                                              # SHARES/                     MARKET                PRIOR DAY        TODAY         %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

LARGE COMPANY GROWTH; NOT ASSIGNED

===> Cash Management Accounts
Not Applicable      $$CASH$$$                         0            0             0           0          N/A          N/A       N/A

                Subtotals                             0            0             0           0

===> Common Stock
Airtouch                00949T100 ATI            24,800      702,311       775,000      72,688      31.8750      31.2500     (1.96)
Alco Standard           013788104 ASN            14,250      545,455       824,718     279,263      57.3750      57.8750      0.87
American Int'l Group    026874107 AIG            43,050    2,862,404     3,933,693   1,071,288      91.0000      91.3750      0.41
Amgen, Inc.             031162100 AMGN           22,900    1,422,991     1,316,750    (106,241)     56.8750      57.5000      1.10
Autozone Inc.           053332102 AZO            69,900    1,794,356     2,551,350     756,993      36.5000      36.5000      0.00
Cisco Systems, Inc.     17275R102 CSCO           42,900    1,651,354     2,225,437     574,082      52.0000      51.8750     (0.24)
Cintas                  172908105 CTAS           20,100      729,688     1,080,375     350,686      53.5000      53.7500      0.47
Coca Cola Co            191216100 KO             34,400    1,845,158     2,803,600     958,442      81.1250      81.5000      0.46
Columbia/HCA            197677107 COL            48,300    2,491,802     2,565,937      74,135      52.6250      53.1250      0.95
Corporate Express       219888104 CEXP           36,600    1,012,120     1,367,925     355,804      36.7500      37.3750      1.70
DST Systems, Inc.       233326107 DST            26,400      648,185       970,200     322,014      37.7500      36.7500     (2.65)
Danka Business          236277109 DANKY          32,300      816,935     1,550,400     733,464      48.9375      48.0000     (1.92)
Disney Walt Co          254687106 DIS            25,700    1,229,259     1,593,400     364,140      61.8750      62.0000      0.20
Donaldson,Lufkin,Jen    257661108 DLJ            29,100      903,242       982,125      78,882      34.1250      33.7500     (1.10)
Ericsson (l.m.)         294821400 ERICY         120,100    1,815,384     2,447,037     631,653      20.3125      20.3750      0.31
First Data Corp.        319963104 FDC            57,100    3,174,221     4,339,600   1,165,378      76.1250      76.0000     (0.16)
Fiserv, Inc.            337738108 FISV US        37,500      893,463     1,143,750     250,286      30.7500      30.5000     (0.81)
Franklin Resources,     354613101 BEN            50,500    2,172,340     2,891,125     718,784      57.3750      57.2500     (0.22)
General Mtrs Corp Cl    370442402 GME            39,800    1,480,351     2,243,725     763,373      56.2500      56.3750      0.22
General Re Corp         370563108 GRN             4,300      666,203       614,362     (51,840)    143.1250     142.8750     (0.17)
HBO & Company           404100109 HBOC           14,300    1,089,266     1,698,125     608,858     117.5000     118.7500      1.06
Hewlett-Packard         428236103 HWP            27,500    2,291,486     2,911,562     620,075     107.2500     105.8750     (1.28)
Home Depot Inc          437076102 HD             44,900    2,091,963     2,127,137      35,174      47.3750      47.3750      0.00
Intel                   458140100 INTC           54,900    2,006,542     3,719,475   1,712,932      68.1250      67.7500     (0.55)
Lowes Companies, Inc    548661107 LOW            41,400    1,601,608     1,340,325    (261,283)     32.1250      32.3750      0.78
Medaphis Corp           584028104 MEDA           65,700    1,857,924     3,030,412   1,172,488      46.7500      46.1250     (1.34)
Microsoft Corp          594918104 MSFT           41,400    2,785,668     4,693,725   1,908,056     112.6250     113.3750      0.67
Molex Inc. Cl A         608554200 MOLXA          49,443    1,314,267     1,483,290     169,022      30.2500      30.0000     (0.83)
Motorola                620076109 MOT            20,300    1,228,493     1,243,375      14,881      61.7500      61.2500     (0.81)
Office Depot Inc        676220106 ODP           135,000    3,409,092     3,020,625    (388,467)     22.2500      22.3750      0.56
Paychex, Inc.           704326107 PAYX           17,150      491,129     1,161,912     670,783      68.5000      67.7500     (1.09)
Petsmart Inc            716768106 PETM           37,900      947,912     1,681,812     733,899      42.7500      44.3750      3.80
Pfizer Inc.             717081103 PFE            29,900    1,800,646     2,059,362     258,715      68.1250      68.8750      1.10
Philip Morris Cos.,     718154107 MO             19,300    1,375,776     1,739,412     363,636      89.5000      90.1250      0.70
T. Rowe Price           741477103 TROW           27,500      983,326     1,533,125     549,798      56.5000      55.7500     (1.33)
Schwab Charles Corp     808513105 SCH           147,900    1,887,050     3,623,550   1,736,499      25.1250      24.5000     (2.49)
Solectron Corp          834182107 SLR            31,400      964,125     1,397,300     433,174      45.0000      44.5000     (1.11)
Sungard Data            867363103 SNDT           20,800      559,087       691,600     132,512      34.2500      33.2500     (2.92)
Viking Office           926913104 VKNG           15,600      528,900       926,250     397,350      60.1250      59.3750     (1.25)

                Subtotals                     1,622,293   58,071,500    78,302,890  20,231,389

                      Large Company Growth Fund (13103400)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)

                                              # SHARES/                     MARKET                PRIOR DAY        TODAY         %
NAME                    CUSIP   TICKER      FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE       PRICE     CHANGE

LARGE COMPANY GROWTH; NOT ASSIGNED

===> Repurchase Agreements
Bear, Stearns & Co., BS                       1,041,705    1,041,705     1,041,705           0          N/A          N/A       N/A

       Subtotals                              1,041,705    1,041,705     1,041,705           0

       Segment Totals   Shares                1,622,293
                        Face Amt              1,041,705   59,113,205    79,344,595  20,231,389
       Fund Totals      Shares                1,622,293
                        Face Amt              1,041,705   59,113,205    79,344,595  20,231,389

                                                  Today    Yesterday   Unit Change    % Change
       Dow Jones Industrial Average              999.99       999.99          0.00       0.000

                              Index Fund (13103300)           ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)

                                              # SHARES/                     MARKET                PRIOR DAY        TODAY         %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

INCOME EQUITY; NOT ASSIGNED

===> Common Stock
AMR Corporation         001765106 AMR             3,300      182,260       294,525     112,265      88.3750      89.2500      0.99
AT&T Corporation        001957109 T              69,700    3,713,877     4,269,125     555,247      61.5000      61.2500     (0.41)
Abbott Laboratories     002824100 ABT            34,500    1,168,315     1,401,562     233,247      41.1250      40.6250     (1.22)
Advanced Micro          007903107 AMD             5,700      126,195       106,875     (19,320)     18.1250      18.7500      3.45
Aetna Life &            008140105 AET             5,000      290,000       356,250      66,249      71.2500      71.2500      0.00
H. F. Ahmanson &        008677106 AHM             5,100       92,852       121,125      28,272      23.7500      23.7500      0.00
Air Products &          009158106 APD             4,900      235,587       279,912      44,325      57.0000      57.1250      0.22
Airtouch                00949T100 ATI            21,600      624,769       675,000      50,230      31.8750      31.2500     (1.96)
Alberto Culver          013068101 ACV             1,200       37,422        45,450       8,028      37.7500      37.8750      0.33
Albertson's, Inc.       013104104 ABS            11,000      340,674       423,500      82,826      38.5000      38.5000      0.00
Alcan Aluminum, Ltd.    013716105 AL              9,775      251,457       311,578      60,120      32.3750      31.8750     (1.54)
Alco Standard           013788104 ASN             5,600      176,128       324,100     147,971      57.3750      57.8750      0.87
Alexander &             014476105 AAL             1,900       38,000        35,862      (2,137)     18.7500      18.8750      0.67
Allergan Inc.           018490102 AGN             2,800       76,468        99,050      22,582      35.5000      35.3750     (0.35)
Allied-Signal Inc.      019512102 ALD            12,300      445,754       714,937     269,183      58.1250      58.1250      0.00
Allstate Corporation    020002101 ALL            19,500      613,147       758,062     144,914      39.0000      38.8750     (0.32)
Alltel Corp             020039103 AT              8,300      249,911       272,862      22,951      32.6250      32.8750      0.77
Aluminum Co. of         022249106 AA              7,700      329,388       480,287     150,899      63.1250      62.3750     (1.19)
Alza Corporation        022615108 AZA             3,600       86,616       102,600      15,984      28.5000      28.5000      0.00
Amerada Hess            023551104 AHC             4,100      197,145       232,162      35,017      57.1250      56.6250     (0.88)
Amdahl Corporation      023905102 AMH             5,200       50,037        66,300      16,263      12.7500      12.7500      0.00
American Brands Inc.    024703100 AMB             7,900      297,156       328,837      31,681      41.7500      41.6250     (0.30)
American Electric       025537101 AEP             8,100      274,147       329,062      54,915      40.6250      40.6250      0.00
American Express        025816109 AXP            21,100      681,198     1,023,350     342,152      48.2500      48.5000      0.52
American General        026351106 AGC             8,900      260,080       312,612      52,532      34.7500      35.1250      1.08
American Greetings      026375105 AGREA           3,300       95,667        91,162      (4,505)     27.7500      27.6250     (0.45)
American Home           026609107 AHP            13,600      961,489     1,434,800     473,310     106.8750     105.5000     (1.29)
American Int'l Group    026874107 AIG            20,693    1,348,217     1,890,822     542,605      91.0000      91.3750      0.41
American Stores         030096101 ASC             6,400      170,575       213,600      43,025      33.6250      33.3750     (0.74)
Ameritech               030954101 AIT            24,200    1,063,484     1,412,675     349,190      58.5000      58.3750     (0.21)
Amgen, Inc.             031162100 AMGN           11,600      380,825       667,000     286,175      56.8750      57.5000      1.10
AMP Inc.                031897101 AMP             9,500      359,649       425,125      65,476      44.8750      44.7500     (0.28)
Amoco Corporation       031905102 AN             21,700    1,361,477     1,584,100     222,622      73.2500      73.0000     (0.34)
Andrew Corporation      034425108 ANDW            2,550       82,450       122,400      39,950      46.2500      48.0000      3.78
Anheuser-Busch Cos.     035229103 BUD            11,100      578,345       745,087     166,742      67.5000      67.1250     (0.56)
Aon Corporation         037389103 AOC             4,800      261,840       257,400      (4,440)     54.1250      53.6250     (0.92)
Apple Computer, Inc     037833100 AAPL            5,400      208,581       131,625     (76,956)     24.7500      24.3750     (1.52)
Applied Materials,      038222105 AMAT            7,800      252,800       312,000      59,200      40.5000      40.0000     (1.23)
Archer Daniels          039483102 ADM            22,677      398,012       428,028      30,016      19.1250      18.8750     (1.31)
Armco Inc.              042170100 AS              4,600       27,255        25,875      (1,380)      5.6250       5.6250      0.00
Armstrong World Ind.    042476101 ACK             1,600       89,296        91,200       1,904      57.2500      57.0000     (0.44)
Asarco Inc.             043413103 AR              1,900       52,880        62,937      10,057      33.5000      33.1250     (1.12)
Ashland, Inc.           044204105 ASH             2,800      105,587       115,150       9,562      41.5000      41.1250     (0.90)
Atlantic Richfield      048825103 ARC             7,000      740,534       824,250      83,715     118.5000     117.7500     (0.63)
Autodesk, Inc.          052769106 ACAD            2,000       83,500        81,500      (2,000)     42.0000      40.7500     (2.98)
Automatic Data          053015103 AUD            12,700      446,662       493,712      47,050      38.1250      38.8750      1.97
Avery Dennison Corp.    053611109 AVY             2,300       97,888       131,100      33,212      56.8750      57.0000      0.22

                              Index Fund (13103300)           ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)

                                              # SHARES/                     MARKET                PRIOR DAY        TODAY         %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

INCOME EQUITY; NOT ASSIGNED

===> Common Stock
Avon Products, Inc.     054303102 AVP             3,000      191,145       266,625      75,480      88.7500      88.8750      0.14
Baker Hughes, Inc.      057224107 BHI             6,200      128,252       196,850      68,597      32.1250      31.7500     (1.17)
Ball Corp.              058498106 BLL             1,300       34,027        40,462       6,435      31.1250      31.1250      0.00
Bally Entertainment     05873C106 BLY             2,100       27,405        43,837      16,432      21.1250      20.8750     (1.18)
Baltimore Gas &         059165100 BGE             6,400      155,925       168,800      12,875      26.2500      26.3750      0.48
Banc One Corp.          059438101 ONE            19,790      531,188       687,702     156,513      34.6250      34.7500      0.36
Bank of Boston Corp.    060716107 BKB             4,900      137,812       237,037      99,225      48.0000      48.3750      0.78
Bank of New York        064057102 BK              8,700      330,313       421,950      91,636      47.7500      48.5000      1.57
BankAmerica             066050105 BAC            16,100      720,571     1,219,575     499,004      75.1250      75.7500      0.83
Bankers Trust New       066365107 BT              3,400      213,335       235,875      22,540      69.6250      69.3750     (0.36)
Bard (C.R.), Inc.       067383109 BCR             2,500       73,900        91,250      17,350      36.7500      36.5000     (0.68)
Barrick Gold            067901108 ABX            15,400      370,148       471,625     101,477      30.2500      30.6250      1.24
Barnett Banks, Inc.     068055102 BBI             4,100      212,487       259,837      47,350      63.2500      63.3750      0.20
Bausch & Lomb, Inc.     071707103 BOL             2,500       88,007        99,687      11,680      39.8750      39.8750      0.00
Baxter International    071813109 BAX            11,800      359,393       522,150     162,757      43.7500      44.2500      1.14
Bay Networks            072510100 BAY             8,000      383,000       252,000    (131,000)     32.0000      31.5000     (1.56)
Becton Dickinson &      075887109 BDX             2,800      152,029       225,750      73,720      78.3750      80.6250      2.87
Bell Atlantic           077853109 BEL            19,100      998,827     1,241,500     242,672      65.1250      65.0000     (0.19)
BellSouth               079860102 BLS            43,400    1,207,954     1,736,000     528,046      40.5000      40.0000     (1.23)
Bemis Co.               081437105 BMS             2,300       59,372        74,462      15,090      31.7500      32.3750      1.97
Beneficial Finance      081721102 BNL             2,300      103,638       127,075      23,437      55.7500      55.2500     (0.90)
Bethlehem Steel         087509105 BS              4,900       79,306        66,762     (12,544)     13.6250      13.6250      0.00
Beverly Enterprises,    087851101 BEV             4,300       52,933        52,137        (795)     12.3750      12.1250     (2.02)
Biomet, Inc.            090613100 BMET            5,000       75,000        73,750      (1,250)     15.0000      14.7500     (1.67)
Black & Decker Corp     091797100 BDK             3,800       92,539       152,950      60,410      40.0000      40.2500      0.63
H & R Block, Inc.       093671105 HRB             4,500      177,832       158,062     (19,770)     35.7500      35.1250     (1.75)
Boatmen's               096650106 BOAT            6,900      223,260       267,375      44,115      39.5000      38.7500     (1.90)
Boeing Co.              097023105 BA             15,025      719,308     1,233,928     514,619      80.7500      82.1250      1.70
Boise Cascade Corp      097383103 BCC             2,100       84,651        97,650      12,999      46.5000      46.5000      0.00
Boston Scientific       101137107 BSX             7,600      258,494       327,750      69,255      43.6250      43.1250     (1.15)
Briggs & Straton        109043109 BGG             1,300       40,634        58,987      18,353      44.8750      45.3750      1.11
Bristol-Myers Squibb    110122108 BMY            22,000    1,347,643     1,809,500     461,856      83.0000      82.2500     (0.90)
Brown-Forman            115637209 BF/B            3,000       85,500       118,500      33,000      38.7500      39.5000      1.94
Brown Group, Inc.       115657108 BG                800       10,740        12,800       2,060      15.8750      16.0000      0.79
Browning-Ferris         115885105 BFI             9,300      288,155       299,925      11,770      29.8750      32.2500      7.95
Brunswick               117043109 BC              4,200       87,402        92,400       4,998      22.3750      22.0000     (1.68)
Burlington No Santa     12189T104 BNI             6,200      377,931       542,500     164,568      87.0000      87.5000      0.57
Burlington              122014103 BR              5,500      214,142       204,875      (9,267)     38.0000      37.2500     (1.97)
CIGNA Corp.             125509109 CI              3,300      261,272       374,137     112,865     108.8750     113.3750      4.13
CPC International       126149103 CPC             6,400      357,487       442,400      84,912      68.2500      69.1250      1.28
Csx Corporation         126408103 CSX             9,200      333,951       471,500     137,548      51.2500      51.2500      0.00
C.U.C.                  126545102 CU              8,000      225,637       263,000      37,362      32.8750      32.8750      0.00
Cabletron Systems,      126920107 CS              3,100      172,844       233,662      60,818      74.7500      75.3750      0.84
Caliber System, Inc.    129894101 CBB             3,100      127,017       124,387      (2,629)     40.2500      40.1250     (0.31)
Campbell Soup           134429109 CPB            10,900      483,979       681,250     197,270      62.0000      62.5000      0.81
Carolina Power &        144141108 CPL             6,700      184,842       241,200      56,357      35.8750      36.0000      0.35
Case Corporation        14743R103 CSE             3,100      137,330       156,550      19,220      51.1250      50.5000     (1.22)

                              Index Fund (13103300)           ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)

                                              # SHARES/                     MARKET                PRIOR DAY        TODAY         %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

INCOME EQUITY; NOT ASSIGNED

===> Common Stock
Caterpillar Inc.        149123101 CAT             8,600      500,505       550,400      49,895      64.1250      64.0000     (0.19)
Centex                  152312104 CTX             1,200       25,200        32,400       7,200      27.0000      27.0000      0.00
Central & Southwest     152357109 CSR             9,000      204,472       245,250      40,777      27.1250      27.2500      0.46
Ceridian Corporation    15677T106 CEN             2,900      106,024       138,475      32,451      48.0000      47.7500     (0.52)
Champion                158525105 CHA             4,200      156,307       202,650      46,342      49.5000      48.2500     (2.53)
Charming Shoppes,       161133103 CHRS            4,500       22,972        28,968       5,996       6.4375       6.4375      0.00
Chase Manhattan Corp    16161A108 CMB            19,016      743,128     1,309,727     566,598      68.8750      68.8750      0.00
Chevron Corporation     166751107 CHV            28,500    1,341,016     1,653,000     311,983      58.5000      58.0000     (0.85)
Chrysler Corporation    171196108 C              16,450      784,111     1,032,237     248,126      62.2500      62.7500      0.80
Chubb Corp.             171232101 CB              3,800      308,902       359,575      50,672      95.1250      94.6250     (0.53)
Cincinnati Milacron,    172172108 CMZ             1,500       46,590        39,562      (7,027)     26.3750      26.3750      0.00
CINergy Corporation     172474108 CIN             6,882      172,381       199,578      27,197      28.8750      29.0000      0.43
Circuit City Stores     172737108 CC              4,200      111,070       133,350      22,280      32.3750      31.7500     (1.93)
Cisco Systems, Inc.     17275R102 CSCO           24,100      481,162     1,250,187     769,025      52.0000      51.8750     (0.24)
Citicorp                173034109 CCI            21,200    1,133,906     1,669,500     535,594      78.6250      78.7500      0.16
Clorox Company          189054109 CX              2,300      129,192       190,037      60,845      81.8750      82.6250      0.92
Coastal Corporation     190441105 CGP             4,600      139,600       182,275      42,675      39.7500      39.6250     (0.31)
Coca-Cola Co            191216100 KO             54,700    2,961,159     4,458,050   1,496,891      81.1250      81.5000      0.46
Colgate-Palmolive       194162103 CL              6,400      409,077       490,400      81,323      75.7500      76.6250      1.16
Columbia Gas System     197648108 CG              2,100       54,600       102,112      47,512      48.7500      48.6250     (0.26)
Columbia/HCA            197677107 COL            19,400      820,849     1,030,625     209,775      52.6250      53.1250      0.95
Comcast Corp            200300200 CMCSK          10,500      191,330       183,750      (7,580)     17.3750      17.5000      0.72
Comerica,               200340107 CMA             5,200      186,535       226,200      39,665      43.3750      43.5000      0.29
Community               204015101 CMY             1,900       22,655        17,575      (5,080)      8.2500       9.2500     12.12
Compaq Computer         204493100 CPQ            11,600      475,957       540,850      64,892      46.8750      46.6250     (0.53)
Computer Associates     204912109 CA             10,600      399,035       777,775     378,740      72.7500      73.3750      0.86
Computer Sciences       205363104 CSC             2,400      130,540       177,600      47,060      75.2500      74.0000     (1.66)
Conagra, Inc.           205887102 CAG            10,775      360,896       416,184      55,287      38.5000      38.6250      0.32
Conrail, Inc.           208368100 CRR             3,400      192,890       237,150      44,260      69.8750      69.7500     (0.18)
Consolidated Edison     209111103 ED             10,200      280,338       299,625      19,287      29.2500      29.3750      0.43
Consolidated            209237106 CNF             1,900       47,832        49,637       1,805      25.1250      26.1250      3.98
Consolidated Natural    209615103 CNG             4,100      153,937       191,675      37,737      46.5000      46.7500      0.54
Cooper Industries,      216669101 CBE             4,700      172,710       199,750      27,040      42.0000      42.5000      1.19
Cooper Tire & Rubber    216831107 CTB             3,600       88,030        88,200         170      24.5000      24.5000      0.00
Adolph Coors Company    217016104 ACCOB           1,700       29,925        32,300       2,375      19.3750      19.0000     (1.94)
Corestates Financial    218695104 CFL             6,100      167,737       237,900      70,162      39.1250      39.0000     (0.32)
Corning Inc.            219350105 GLW            10,000      321,449       347,500      26,050      34.8750      34.7500     (0.36)
Crane Co.               224399105 CR              1,300       34,937        53,950      19,012      42.0000      41.5000     (1.19)
Cray Research, Inc      225224104 CYR             1,100       28,242        32,450       4,207      29.1250      29.5000      1.29
Crown Cork & Seal       228255105 CCK             5,500      233,807       259,187      25,380      46.6250      47.1250      1.07
Cummins Engine Co.      231021106 CUM             1,700       60,157        79,475      19,317      46.2500      46.7500      1.08
Cyprus Amax Minerals    232809103 CYM             4,100      117,845       111,212      (6,632)     27.3750      27.1250     (0.91)
DSC Communications      233311109 DIGI            5,000      150,100       157,500       7,400      32.1250      31.5000     (1.95)
DTE Energy Company      233331107 DTE             6,300      175,090       195,300      20,209      31.2500      31.0000     (0.80)
Dana Corporation        235811106 DCN             4,400      123,462       146,300      22,838      32.8750      33.2500      1.14
Darden Restaurants      237194105 DRI             6,900       78,039        94,875      16,836      13.2500      13.7500      3.77
Data General            237688106 DGN             1,700       18,680        26,137       7,457      15.8750      15.3750     (3.15)

                              Index Fund (13103300)           ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)

                                              # SHARES/                     MARKET                PRIOR DAY        TODAY         %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

INCOME EQUITY; NOT ASSIGNED

===> Common Stock
Dayton Hudson Corp.     239753106 DH              3,100      249,455       296,050      46,595      93.5000      95.5000      2.14
Dean Witter Discover    24240V101 DWD             7,431      299,775       404,989     105,213      54.6250      54.5000     (0.23)
Deere & Company         244199105 DE             11,500      284,286       447,062     162,776      39.3750      38.8750     (1.27)
Delta Airlines, Inc.    247361108 DAL             2,200      140,989       176,825      35,835      79.7500      80.3750      0.78
Deluxe Corp.            248019101 DLX             3,600      106,866       126,000      19,134      34.7500      35.0000      0.72
Dial Corporation        252470109 DL              4,100      103,771       115,312      11,541      28.1250      28.1250      0.00
Digital Equipment       253849103 DEC             6,700      254,753       400,325     145,571      60.3750      59.7500     (1.04)
Dillard Department      254063100 DDS             4,900      141,140       196,612      55,472      39.1250      40.1250      2.56
Disney Walt Co          254687106 DIS            29,500    1,511,012     1,829,000     317,987      61.8750      62.0000      0.20
Dominion Resources,     257470104 D               7,700      297,850       296,450      (1,400)     38.2500      38.5000      0.65
RR Donnelley & Sons     257867101 DNY             6,700      209,882       241,200      31,317      36.1250      36.0000     (0.35)
Dover Corporation       260003108 DOV             5,000      151,325       257,500     106,175      50.6250      51.5000      1.73
Dow Chemical Company    260543103 DOW            11,450      786,111     1,017,618     231,507      88.0000      88.8750      0.99
Dow Jones & Company,    260561105 DJ              4,200      133,385       156,975      23,590      37.3750      37.3750      0.00
Dresser Industries      261597108 DI              7,900      174,695       251,812      77,117      32.1250      31.8750     (0.78)
Du Pont (E.I.) de       263534109 DD             24,200    1,408,060     1,945,075     537,014      79.8750      80.3750      0.63
Duke Power Company      264399106 DUK             8,900      367,741       418,300      50,558      46.6250      47.0000      0.80
Dun & Bradstreet        264830100 DNB             7,400      431,409       450,475      19,066      61.1250      60.8750     (0.41)
EG&G, Inc.              268457108 EGG             2,100       41,338        46,200       4,861      22.2500      22.0000     (1.12)
EMC Corporation         268648102 EMC             9,800      213,640       200,900     (12,740)     20.1250      20.5000      1.86
Earthgrains Company     270319106 EGR               444       10,448        14,374       3,925      32.3750      32.3750      0.00
Eastern Enterprises     27637F100 EFU               900       23,737        32,287       8,550      36.0000      35.8750     (0.35)
Eastman Chemical        277432100 EMN             3,500      183,522       235,375      51,852      67.2500      67.2500      0.00
Eastman Kodak           277461109 EK             14,900      744,615     1,139,850     395,234      76.7500      76.5000     (0.33)
Eaton Corporation       278058102 ETN             3,400      170,700       205,700      35,000      61.2500      60.5000     (1.22)
Echlin Inc.             278749106 ECH             2,700       85,692        92,812       7,120      34.3750      34.3750      0.00
Echo Bay Mines, Ltd.    278751102 ECO             5,500       59,427        72,187      12,760      13.0000      13.1250      0.96
Ecolab, Inc.            278865100 ECL             2,800       59,500        91,000      31,500      32.5000      32.5000      0.00
Edison International    281020107 EIX            19,400      276,452       310,400      33,948      15.8750      16.0000      0.79
Emerson Electric Co     291011104 EMR             9,800      643,061       819,525     176,463      83.3750      83.6250      0.30
Engelhard               292845104 EC              6,300       92,925       158,287      65,362      25.1250      25.1250      0.00
Enron Corporation       293561106 ENE            11,000      360,752       442,750      81,997      41.0000      40.2500     (1.83)
ENSERCH Corporation     293567103 ENS             3,000       51,180        64,500      13,320      21.6250      21.5000     (0.58)
Entergy Corp.           29364G103 ETR-W           9,900      240,312       262,350      22,037      26.2500      26.5000      0.95
Exxon Corporation       302290101 XON            54,200    3,394,498     4,607,000   1,212,502      85.8750      85.0000     (1.02)
FMC Corporation         302491303 FMC             1,600      120,436       111,000      (9,436)     69.6250      69.3750     (0.36)
FPL Group, Inc.         302571104 FPL             8,100      295,965       349,312      53,347      42.8750      43.1250      0.58
Federal Express Corp    313309106 FDX             2,500      182,350       201,875      19,524      81.0000      80.7500     (0.31)
FHLMC                   313400301 FRE             7,900      439,607       658,662     219,055      83.7500      83.3750     (0.45)
FNMA                    313586109 FNM            47,600    1,392,181     1,457,750      65,568      31.1250      30.6250     (1.61)
Federated Dept.         31410H101 FD              8,800      252,554       293,700      41,145      33.2500      33.3750      0.38
Fifth Third Bancorp     316773100 FITB            4,400      249,150       243,100      (6,050)     55.5000      55.2500     (0.45)
First Bank System       319279105 FBS             6,400      330,876       385,600      54,724      60.5000      60.2500     (0.41)
First Chicago NBD       31945A100 FCN            14,000      496,618       577,500      80,881      41.5000      41.2500     (0.60)
First Data Corp.        319963104 FDC             9,700      592,567       737,200     144,632      76.1250      76.0000     (0.16)
First Union             337358105 FTU            12,415      507,480       763,522     256,042      60.7500      61.5000      1.23
Fleet Financial         338915101 FLT            11,600      398,315       498,800     100,485      43.2500      43.0000     (0.58)

                              Index Fund (13103300)           ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)

                                              # SHARES/                     MARKET                PRIOR DAY        TODAY         %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

INCOME EQUITY; NOT ASSIGNED

===> Common Stock
Fleetwood               339099103 FLE             2,000       39,370        52,500      13,130      26.1250      26.2500      0.48
Fleming Companies,      339130106 FLM             1,600       45,696        22,000     (23,696)     13.3750      13.7500      2.80
Fluor Corp.             343861100 FLR             3,600      183,390       238,050      54,660      64.8750      66.1250      1.93
Ford Motor Company      345370100 F              46,900    1,349,104     1,682,537     333,433      36.0000      35.8750     (0.35)
Foster Wheeler Corp.    350244109 FWC             1,700       59,602        78,625      19,023      44.8750      46.2500      3.06
Freeport McMoran        35671D857 FCX/B           8,800      221,176       289,300      68,124      33.3750      32.8750     (1.50)
Fruit of the Loom       359416104 FTL             3,300       78,952        87,037       8,085      26.3750      26.3750      0.00
GTE Corporation         362320103 GTE            42,300    1,362,327     1,834,762     472,435      43.7500      43.3750     (0.86)
Gannett Company,        364730101 GCI             6,100      310,550       417,087     106,537      68.7500      68.3750     (0.55)
Gap, Inc.               364760108 GPS            12,600      246,340       379,575     133,235      29.0000      30.1250      3.88
General Dynamics        369550108 GD              2,700      113,860       170,437      56,577      61.1250      63.1250      3.27
General Electric        369604103 GE             72,900    3,758,409     5,649,750   1,891,340      77.6250      77.5000     (0.16)
General Instrument      370121105 GIC             5,300      145,352       173,575      28,222      32.7500      32.7500      0.00
General Mills           370334104 GIS             6,900      349,749       382,950      33,200      55.0000      55.5000      0.91
General Motors Corp.    370442105 GM             32,700    1,337,324     1,773,975     436,650      54.7500      54.2500     (0.91)
General Public          370550105 GPU             5,200      162,950       165,100       2,150      31.7500      31.7500      0.00
General Re Corp         370563108 GRN             3,600      445,016       514,350      69,333     143.1250     142.8750     (0.17)
General Signal Corp.    370838104 GSX             2,100       75,862        79,800       3,937      38.2500      38.0000     (0.65)
Genuine Parts           372460105 GPC             5,400      197,092       238,950      41,857      44.2500      44.2500      0.00
Georgia Pacific         373298108 GP              4,000      278,557       311,000      32,442      78.2500      77.7500     (0.64)
Giant Food, Inc.        374478105 GFS.A           2,600       78,969        82,875       3,905      31.8750      31.8750      0.00
Giddings & Lewis,       375048105 GIDL            1,500       23,437        27,843       4,406      18.5000      18.5625      0.34
Gillette Company        375766102 G              19,360      749,958     1,045,440     295,481      53.6250      54.0000      0.70
Golden West             381317106 GDW             2,600      103,820       136,825      33,005      52.5000      52.6250      0.24
Goodrich (B.F.)         382388106 GR              2,200       51,628        87,450      35,821      39.7500      39.7500      0.00
Goodyear Tire &         382550101 GT              6,600      252,114       344,025      91,911      51.7500      52.1250      0.72
W.R. Grace & Co.        383883105 GRA             4,200      181,545       325,500     143,955      77.1250      77.5000      0.49
Grainger (W.W.),        384802104 GWW             2,200      125,470       151,800      26,330      68.2500      69.0000      1.10
Great Atlntc &          390064103 GAP             1,700       43,027        59,287      16,260      35.2500      34.8750     (1.06)
Great Lakes Chemical    390568103 GLK             2,800      182,232       191,100       8,868      68.5000      68.2500     (0.36)
Great Western           391442100 GWF             6,000      105,687       138,000      32,312      23.1250      23.0000     (0.54)
Green Tree Financial    393505102 GNT             5,900      200,157       199,125      (1,032)     34.3750      33.7500     (1.82)
Halliburton Company     406216101 HAL             5,000      181,791       286,875     105,083      57.5000      57.3750     (0.22)
Harcourt General,       41163G101 HUS             3,200      117,237       140,800      23,562      43.5000      44.0000      1.15
John H. Harland         412693103 JH              1,300       28,490        34,125       5,634      25.8750      26.2500      1.45
Harnischfeger           413345109 HPH             2,000       69,620        81,000      11,380      41.2500      40.5000     (1.82)
Harrah's                413619107 HET             4,500      117,732       155,250      37,517      34.8750      34.5000     (1.08)
Harris Corporation      413875105 HRS             1,700       73,100       104,975      31,875      61.5000      61.7500      0.41
Hasbro, Inc.            418056107 HAS             3,800      121,600       139,650      18,050      36.6250      36.7500      0.34
Heinz (H.J.) Co.        423074103 HNZ            16,100      438,225       545,387     107,162      33.7500      33.8750      0.37
Helmerich & Payne,      423452101 HP              1,100       29,766        40,562      10,796      37.7500      36.8750     (2.32)
Hercules, Inc.          427056106 HPC             4,800      192,465       290,400      97,935      60.3750      60.5000      0.21
Hershey Foods           427866108 HSY             3,400      166,652       257,975      91,322      75.2500      75.8750      0.83
Hewlett-Packard         428236103 HWP            22,200    1,217,624     2,350,425   1,132,800     107.2500     105.8750     (1.28)
Hilton Hotels           432848109 HLT             2,100      129,400       221,550      92,150     102.6250     105.5000      2.80
Home Depot Inc          437076102 HD             20,766      946,065       983,789      37,724      47.3750      47.3750      0.00
Homestake Mining        437614100 HM              6,000      110,415       120,750      10,335      19.6250      20.1250      2.55

                              Index Fund (13103300)           ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)

                                              # SHARES/                     MARKET                PRIOR DAY        TODAY         %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

INCOME EQUITY; NOT ASSIGNED

===> Common Stock

Honeywell Inc.          438506107 HON             5,500      185,770       289,437     103,667      51.8750      52.6250      1.45
Household               441815107 HI              4,300      160,890       297,237     136,347      69.8750      69.1250     (1.07)
Houston Industries,     442161105 HOU            11,500      218,207       245,812      27,605      21.1250      21.3750      1.18
Humana Inc.             444859102 HUM             7,100      191,850       174,837     (17,012)     24.5000      24.6250      0.51
ITT Hartford Group,     45068H106 HIG             5,200      199,594       254,150      54,555      47.1250      48.8750      3.71
ITT Industries, Inc.    450911102 IIN             5,200       89,470       143,000      53,529      28.1250      27.5000     (2.22)
ITT Corporation         450912100 ITT             5,200      207,320       316,550     109,229      61.5000      60.8750     (1.02)
Illinois Tool Works     452308109 ITW             5,100      244,263       342,975      98,712      67.6250      67.2500     (0.55)
Inco, Ltd.              453258402 N               5,200      150,405       174,850      24,445      34.0000      33.6250     (1.10)
Ingersoll-Rand          456866102 IR              4,800      167,055       186,000      18,945      37.7500      38.7500      2.65
Inland Steel            457472108 IAD             2,100       53,655        51,712      (1,942)     24.7500      24.6250     (0.51)
Intel                   458140100 INTC           35,800    1,262,500     2,425,450   1,162,950      68.1250      67.7500     (0.55)
Intergraph              458683109 INGR            2,000       17,000        25,375       8,375      12.8750      12.6875     (1.46)
IBM                     459200101 IBM            24,800    1,906,845     2,666,000     759,155     108.6250     107.5000     (1.04)
Int'l Flavors &         459506101 IFF             4,800      226,062       235,800       9,738      48.5000      49.1250      1.29
International Paper     460146103 IP             11,400      432,606       454,575      21,968      40.6250      39.8750     (1.85)
Interpublic Group       460690100 IPG             3,400      121,977       158,950      36,972      46.8750      46.7500     (0.27)
James River             470349101 JR              3,700       78,944        98,975      20,030      27.0000      26.7500     (0.93)
Jefferson-Pilot         475070108 JP              3,100      115,845       163,525      47,680      52.7500      52.7500      0.00
Johnson & Johnson       478160104 JNJ            29,100    1,715,919     2,691,750     975,831      91.8750      92.5000      0.68
Johnson Controls,       478366107 JCI             1,800       94,614       128,700      34,085      70.1250      71.5000      1.96
Jostens, Inc.           481088102 JOS             1,700       42,389        38,250      (4,139)     22.3750      22.5000      0.56
K mart Corporation      482584109 KM             20,000      311,445       202,500    (108,945)     10.3750      10.1250     (2.41)
Kaufman & Broad Home    486168107 KBH             1,400       20,195        19,775        (420)     14.3750      14.1250     (1.74)
Kellogg Company         487836108 K               9,500      582,794       678,062      95,268      71.2500      71.3750      0.18
Kerr-Mcgee              492386107 KMG             2,300      122,627       146,912      24,285      64.3750      63.8750     (0.78)
KeyCorp                 493267108 KEY            10,300      322,170       397,837      75,667      38.6250      38.6250      0.00
Kimberly-Clark Corp.    494368103 KMB            12,200      780,031       886,025     105,993      72.6250      72.6250      0.00
King World              495667107 KWP             1,600       64,296        69,600       5,304      43.0000      43.5000      1.16
Knight Ridder Inc.      499040103 KRI             2,100      121,606       151,987      30,380      73.1250      72.3750     (1.03)
Kroger Corporation      501044101 KR              5,400      155,550       222,075      66,525      41.3750      41.1250     (0.60)
LSI Logic               502161102 LSI             5,600      184,436       201,600      17,164      36.0000      36.0000      0.00
Laidlaw, Inc.           50730K206 LDW/B          12,800      111,168       134,400      23,232      10.1250      10.5000      3.70
Eli Lilly & Co.         532457108 LLY            24,100      805,744     1,421,900     616,155      58.7500      59.0000      0.43
Limited Inc             532716107 LTD            11,900      234,220       246,925      12,705      20.5000      20.7500      1.22
Lincoln National        534187109 LNC             4,500      184,785       217,125      32,340      48.5000      48.2500     (0.52)
Liz Claiborne, Inc.     539320101 LIZ             3,200       66,992       116,400      49,408      35.7500      36.3750      1.75
Lockheed Martin Corp    539830109 LMT             8,700      508,996       701,437     192,441      78.7500      80.6250      2.38
Loews Corporation       540424108 LTR             5,100      327,844       388,875      61,030      75.2500      76.2500      1.33
Longs Drug Stores,      543162101 LDG               900       33,251        40,725       7,473      44.8750      45.2500      0.84
Louisiana Land &        546268103 LLX             1,500       56,902        81,187      24,285      54.6250      54.1250     (0.92)
Louisiana-Pacific       546347105 LPX             4,700      131,077       118,087 (    12,990)     24.7500      25.1250      1.52
Lowes Companies, Inc    548661107 LOW             7,000      257,200       226,625 (    30,575)     32.1250      32.3750      0.78
Luby's Cafeterias,      549282101 LUB             1,000       21,537        24,000       2,462      23.5000      24.0000      2.13
MBNA Corporation        55262L100 KRB             9,675      181,052       274,528      93,475      28.6250      28.3750     (0.87)
MCI Communications      552673105 MCIC           29,700      660,737       874,293     213,556      29.1250      29.4375      1.07
Mallinckrodt Group,     561226101 MKG             3,200      103,647       126,000      22,352      38.7500      39.3750      1.61

                              Index Fund (13103300)           ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)

                                              # SHARES/                     MARKET                PRIOR DAY        TODAY         %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

INCOME EQUITY; NOT ASSIGNED

===> Common Stock
Manor Care, Inc.        564054104 MNR             2,700       84,609       108,337      23,727      39.3750      40.1250      1.90
Marsh & McLennan        571748102 MMC             3,200      248,402       300,800      52,398      94.1250      94.0000     (0.13)
Marriott                571900109 MAR             5,500      178,370       268,125      89,754      48.7500      48.7500      0.00
Masco Corporation       574599106 MAS             7,000      175,735       190,750      15,015      27.5000      27.2500     (0.91)
Mattel, Inc.            577081102 MAT            12,037      235,420       312,975      77,555      26.0000      26.0000      0.00
May Department          577778103 MA             10,900      433,007       555,900     122,893      50.0000      51.0000      2.00
Maytag Corporation      578592107 MYG             4,700       75,200       101,050      25,850      21.0000      21.5000      2.38
McDermott Int'l,        580037109 MDR             2,400       45,720        50,400       4,680      21.3750      21.0000     (1.75)
McDonald's              580135101 MCD            30,400      931,575     1,455,400     523,824      48.2500      47.8750     (0.78)
McDonnell Douglas       580169100 MD              4,900      264,046       472,850     208,803      94.7500      96.5000      1.85
McGraw Hill Inc.        580645109 MHP             4,400      170,260       194,150      23,890      44.1250      44.1250      0.00
Mead Corporation        582834107 MEA             2,300      110,792       127,937      17,145      56.3750      55.6250     (1.33)
Medtronic, Inc.         585055106 MDT            10,100      314,614       536,562     221,948      51.2500      53.1250      3.66
Mellon Bank             585509102 MEL             5,800      252,468       311,750      59,282      53.7500      53.7500      0.00
Melville Corporation    585745102 MES             4,600      149,182       178,825      29,642      39.5000      38.8750     (1.58)
Mercantile Stores       587533100 MST             1,600       67,200        99,800      32,600      62.2500      62.3750      0.20
Merck & Company Inc     589331107 MRK            53,700    2,190,013     3,248,850   1,058,836      60.7500      60.5000     (0.41)
Meredith Corporation    589433101 MDP             1,200       28,200        54,450      26,250      45.2500      45.3750      0.28
Merrill Lynch & Co.,    590188108 MER             7,700      319,707       464,887     145,179      60.6250      60.3750     (0.41)
Microsoft Corp          594918104 MSFT           25,900    1,788,275     2,936,412   1,148,137     112.6250     113.3750      0.67
Micron Technology,      595112103 MU              9,000      252,335       327,375      75,040      36.5000      36.3750     (0.34)
Millipore Corp.         601073109 MIL             1,900       47,856        79,562      31,706      41.7500      41.8750      0.30
Minnesota Mining &      604059105 MMM            18,300      989,358     1,203,225     213,867      66.0000      65.7500     (0.38)
Mobil Corporation       607059102 MOB            17,200    1,464,033     1,978,000     513,967     117.3750     115.0000     (2.02)
Monsanto Company        611662107 MTC             5,100      417,451       772,650     355,198     151.3750     151.5000      0.08
Moore Corporation       615785102 MCL             4,400       77,655        80,300       2,645      18.3750      18.2500     (0.68)
Morgan (J.P.) & Co.     616880100 JPM             8,200      516,251       689,825     173,573      84.1250      84.1250      0.00
Morgan Stanley Group    617446109 MS              6,800      323,701       341,700      17,999      49.5000      50.2500      1.52
Morton Int'l            619331101 MII             6,400      188,574       226,400      37,825      35.2500      35.3750      0.35
Motorola                620076109 MOT            25,800    1,518,369     1,580,250      61,880      61.7500      61.2500     (0.81)
NACCO Industries,       629579103 NC                400       21,120        25,250       4,130      63.1250      63.1250      0.00
Nalco Chemical          629853102 NLC             2,900       96,961        88,450      (8,511)     31.1250      30.5000     (2.01)
National City           635405103 NCC             6,300      165,725       232,312      66,587      36.8750      36.8750      0.00
National                637640103 NSM             5,900      105,757        92,925     (12,832)     15.7500      15.7500      0.00
National Service        637657107 NSI             2,100       55,650        77,700      22,050      37.7500      37.0000     (1.99)
NationsBank Corp.       638585109 NB             12,900      680,373     1,028,775     348,401      79.0000      79.7500      0.95
Navistar Int'l Corp.    63934E108 NAV             3,200       31,360        38,400       7,040      12.0000      12.0000      0.00
New York Times          650111107 NYT/A           4,200      102,405       136,500      34,095      32.5000      32.5000      0.00
Newell Company          651192106 NWL             6,900      158,062       196,650      38,587      28.1250      28.5000      1.33
Newmont Mining Corp.    651639106 NEM             4,087      178,955       236,535      57,580      56.7500      57.8750      1.98
Niagara Mohawk Power    653522102 NMK             6,300       93,303        47,250     (46,053)      7.5000       7.5000      0.00
Nicor, Inc.             654086107 GAS             2,200       50,600        61,325      10,725      28.0000      27.8750     (0.45)
Nike, Inc.              654106103 NKE             6,200      228,150       542,500     314,350      88.7500      87.5000     (1.41)
Noram Energy            655419109 NAE             5,400       38,070        59,400      21,330      11.0000      11.0000      0.00
Nordstrom, Inc.         655664100 NOBE            3,500      157,150       178,062      20,912      49.5000      50.8750      2.78
Norfolk Southern        655844108 NSC             5,700      363,400       478,800     115,399      84.7500      84.0000     (0.88)
Northern States         665772109 NSP             3,000      139,517       140,250         732      46.6250      46.7500      0.27

                              Index Fund (13103300)           ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)

                                              # SHARES/                     MARKET                PRIOR DAY        TODAY         %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

INCOME EQUITY; NOT ASSIGNED

===> Common Stock
Northern Telecom        665815106 NT             11,100      395,981       571,650     175,669      51.3750      51.5000      0.24
Northrop Corporation    666807102 NOC             2,200      107,356       136,125      28,769      62.0000      61.8750     (0.20)
Norwest Corp.           669380107 NOB            15,400      494,595       556,325      61,729      36.3750      36.1250     (0.69)
Novell Inc.             670006105 NOVL           16,000      286,162       232,000 (    54,162)     13.7500      14.5000      5.45
Nucor Corporation       670346105 NUE             3,800      219,640       213,750 (     5,890)     56.6250      56.2500     (0.66)
Nynex Corp              670768100 NYN            18,800      753,090       923,550     170,459      49.6250      49.1250     (1.01)
Occidental Petroleum    674599105 OXY            13,900      288,276       357,925      69,649      26.1250      25.7500     (1.44)
Ogden Corporation       676346109 OG              2,100       47,376        42,525 (     4,851)     20.2500      20.2500      0.00
Ohio Edison Company     677347106 OEC             6,700      124,172       139,862      15,690      20.6250      20.8750      1.21
Oneok, Inc.             682678107 OKE             1,200       20,550        30,900      10,350      26.0000      25.7500     (0.96)
Oracle Systems Corp.    68389X105 ORCL           28,500      607,920       961,875     353,954      34.2500      33.7500     (1.46)
Oryx Energy             68763F100 ORX             4,600       61,455        73,600      12,145      16.2500      16.0000     (1.54)
Outboard Marine         690020102 OM                900       18,720        17,775 (       945)     19.3750      19.7500      1.94
Owens-Corning           69073F103 OCF             2,200       66,825        88,550      21,725      39.3750      40.2500      2.22
Peco Energy Company     693304107 PE              9,700      250,449       241,287 (     9,161)     24.8750      24.8750      0.00
PNC Financial           693475105 PNC            14,900      363,235       450,725      87,490      30.0000      30.2500      0.83
PP&L Resources, Inc.    693499105 PPL             6,900      173,776       156,112 (    17,664)     22.3750      22.6250      1.12
PPG Industries Inc.     693506107 PPG             8,400      342,054       425,250      83,196      50.7500      50.6250     (0.25)
Paccar, Inc.            693718108 PCAR            1,700       74,375        84,150       9,775      50.2500      49.5000     (1.49)
Pacific Enterprises     694232109 PET             3,700       95,034        95,275         240      25.6250      25.7500      0.49
Pacific Gas &           694308107 PCG            18,300      431,932       416,325 (    15,607)     22.6250      22.7500      0.55
Pacific Telesis         694890104 PAC            18,700      576,015       640,475      64,459      34.1250      34.2500      0.37
PacifiCorp              695114108 PPW            12,800      234,605       256,000      21,395      20.1250      20.0000     (0.62)
Pall Corp.              696429307 PLL             5,000       97,500       140,000      42,500      28.1250      28.0000     (0.44)
PanEnergy               697926103 PEL             6,465      158,527       210,920      52,393      33.5000      32.6250     (2.61)
Parker Hannifin         701094104 PH              3,200       97,660       135,200      37,540      42.2500      42.2500      0.00
J.C. Penney Company     708160106 JCP             9,800      472,058       485,100      13,042      49.3750      49.5000      0.25
Pennzoil Company        709903108 PZL             2,000       90,370        88,500 (     1,870)     44.2500      44.2500      0.00
People's Energy Corp    711030106 PGL             1,500       38,437        47,250       8,812      31.6250      31.5000     (0.40)
Pep Boys -              713278109 PBY             2,700       62,599        90,112      27,513      33.8750      33.3750     (1.48)
PepsiCo, Inc.           713448108 PEP            34,400    1,292,720     2,184,400     891,679      61.3750      63.5000      3.46
Perkin-Elmer            714041100 PKN             1,900       57,467       104,262      46,795      55.0000      54.8750     (0.23)
Pharmacia & Upjohn      716941109 PNU            22,000      859,669       841,500 (    18,169)     38.1250      38.2500      0.33
Pfizer Inc.             717081103 PFE            27,800    1,145,569     1,914,725     769,155      68.1250      68.8750      1.10
Phelps Dodge            717265102 PD              3,000      171,212       220,500      49,287      75.2500      73.5000     (2.33)
Philip Morris Cos.,     718154107 MO             36,400    2,361,596     3,280,550     918,954      89.5000      90.1250      0.70
Phillips Petroleum      718507106 P              11,400      384,222       473,100      88,877      41.6250      41.5000     (0.30)
Pioneer Hi-bred         723686101 PHB             3,600      127,550       200,700      73,150      55.2500      55.7500      0.90
Pitney Bowes Inc.       724479100 PBI             6,600      246,633       321,750      75,117      48.7500      48.7500      0.00
Placer Dome, Inc.       725906101 PDG            10,404      233,412       288,711      55,299      27.3750      27.7500      1.37
Polaroid Corporation    731095105 PRD             2,000       65,500        90,000      24,500      44.7500      45.0000      0.56
Potlatch Corporation    737628107 PCH             1,300       53,540        55,412       1,872      42.5000      42.6250      0.29
Praxair, Inc.           74005P104 PX              6,100      147,082       235,612      88,530      39.2500      38.6250     (1.59)
Premark                 740459102 PMI             2,700      123,645       138,712      15,067      51.7500      51.3750     (0.72)
Price/Costco, Inc.      74143W102 PCCW            8,505      131,265       161,595      30,330      18.7500      19.0000      1.33
Procter & Gamble Co.    742718109 PG             29,874    1,933,847     2,524,353     590,506      84.2500      84.5000      0.30
Providian               744061102 PVN             4,200      141,012       193,725      52,712      46.3750      46.1250     (0.54)

                              Index Fund (13103300)           ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)

                                              # SHARES/                     MARKET                PRIOR DAY        TODAY         %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

INDEX; NOT ASSIGNED

===> Common Stock
Public Service          744573106 PEG            10,700      283,047       279,537      (3,510)     26.1250      26.1250      0.00
Pulte Corporation       745867101 PHM             1,200       37,747        31,800      (5,947)     26.5000      26.5000      0.00
Quaker Oats Company     747402105 OAT             5,900      196,367       202,812       6,445      34.1250      34.3750      0.73
RJR Nabisco Holdings    74960K876 RN                  0           11            11           0      30.0000      29.8750     (0.42)
Ralston Purina          751277302 RAL             4,600      237,262       268,525      31,262      57.2500      58.3750      1.97
Raychem Corporation     754603108 RYC             1,900       68,637       147,962      79,325      76.8750      77.8750      1.30
Raytheon Company        755111101 RTN            10,600      354,474       536,625     182,150      49.8750      50.6250      1.50
Reebok International    758110100 RBK             3,300      124,560        95,700     (28,860)     29.0000      29.0000      0.00
Republic New York       760719104 RNB             2,500      140,049       148,437       8,388      59.3750      59.3750      0.00
Reynolds Metals         761763101 RLM             2,800      141,535       150,500       8,965      54.6250      53.7500     (1.60)
Rite Aid Corporation    767754104 RAD             3,700       87,671       109,612      21,941      29.7500      29.6250     (0.42)
Rockwell                774347108 ROK             9,500      371,403       555,750     184,347      58.5000      58.5000      0.00
Rohm & Haas Company     775371107 ROH             2,900      171,062       192,487      21,425      66.6250      66.3750     (0.38)
Rowan Companies Inc.    779382100 RDC             3,700       34,410        54,575      20,165      15.3750      14.7500     (4.07)
Royal Dutch             780257705 RD             23,400    2,627,654     3,352,050     724,395     144.0000     143.2500     (0.52)
Rubbermaid Inc.         781088109 RBD             6,900      192,072       194,925       2,852      28.5000      28.2500     (0.88)
Russell Corporation     782352108 RML             1,700       52,062        44,200      (7,862)     25.8750      26.0000      0.48
Ryan's Family Stk       783519101 RYAN            2,300       16,100        22,137       6,037       9.8750       9.6250     (2.53)
Ryder System, Inc.      783549108 R               3,500       83,005       101,937      18,932      28.8750      29.1250      0.87
SBC Communications      78387G103 SBC            26,600    1,154,783     1,330,000     175,216      50.1250      50.0000     (0.25)
Safeco Corporation      786429100 SAFC            5,500      147,375       181,500      34,125      33.7500      33.0000     (2.22)
Safety Kleen            786484105 SK              2,500       33,750        37,500       3,750      15.1250      15.0000     (0.83)
St. Jude Medical,       790849103 STJM            3,100      120,592       113,150      (7,442)     37.0000      36.5000     (1.35)
St. Paul Companies      792860108 SPC             3,700      187,356       196,562       9,206      54.0000      53.1250     (1.62)
Salomon, Inc.           79549B107 SB              4,600      173,370       186,875      13,505      40.3750      40.6250      0.62
Santa Fe Energy         802012104 SFR             3,900       37,771        46,800       9,028      12.2500      12.0000     (2.04)
Santa Fe Pacific        802176107 GLD             5,700       73,587        84,787      11,200      15.0000      14.8750     (0.83)
Sara Lee Corporation    803111103 SLE            21,100      554,512       654,100      99,587      30.8750      31.0000      0.40
Schering-Plough         806605101 SGP            15,900      616,455       912,262     295,807      58.1250      57.3750     (1.29)
Schlumberger Ltd.       806857108 SLB            10,600      611,023       935,450     324,426      88.5000      88.2500     (0.28)
Scientific-Atlanta,     808655104 SFA             3,300       76,793        61,050     (15,743)     18.8750      18.5000     (1.99)
Seagram Company Ltd.    811850106 VO             16,300      484,470       552,162      67,692      34.1250      33.8750     (0.73)
Sears Roebuck & Co.     812387108 S              17,000      504,654       847,875     343,220      49.5000      49.8750      0.76
Service Corp            817565104 SRV             5,075      158,370       269,609     111,238      52.7500      53.1250      0.71
Shared Medical          819486101 SMED            1,000       55,125        68,500      13,375      69.2500      68.5000     (1.08)
Sherwin-Williams        824348106 SHW             3,700      130,184       172,975      42,790      46.8750      46.7500     (0.27)
Shoney's, Inc.          825039100 SHN             1,800       25,875        20,025      (5,850)     11.5000      11.1250     (3.26)
Sigma-Aldrich           826552101 SIAL            2,200      105,050       118,800      13,750      55.5000      54.0000     (2.70)
Silicon Graphics        827056102 SGI             7,100      207,181       210,337       3,156      29.2500      29.6250      1.28
Snap-On Tools           833034101 SNA             1,800       56,925        86,400      29,475      48.1250      48.0000     (0.26)
Sonat, Inc.             835415100 SNT             3,800      116,735       165,775      49,040      44.5000      43.6250     (1.97)
Southern Company,       842587107 SO             29,100      603,810       640,200      36,389      22.1250      22.0000     (0.56)
Southwest Airlines      844741108 LUV             6,300      137,185       187,425      50,240      29.5000      29.7500      0.85
Springs Industries,     851783100 SMI               900       36,382        41,400       5,017      45.5000      46.0000      1.10
Sprint Corporation      852061100 FON            18,700      553,078       787,737     234,659      42.6250      42.1250     (1.17)
Stanley Works           854616109 SWK             1,900       74,100       119,225      45,125      62.5000      62.7500      0.40
Stone Container         861589109 STO             4,300       65,405        73,100       7,695      17.1250      17.0000     (0.73)

                              Index Fund (13103300)           ACCT DATE 04/30/96
                             FINAL MARKET VALUATION                     Format D
                     Cost and Tax Lot Summary (Internal Use)

                                              # SHARES/                     MARKET                PRIOR DAY        TODAY         %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

INDEX; NOT ASSIGNED

===> Common Stock
Stride Rite             863314100 SRR             2,200       29,667        21,175      (8,492)      9.8750       9.6250     (2.53)
Sun Company, Inc.       866762107 SUN             3,300       84,315       102,300      17,985      31.1250      31.0000     (0.40)
Sun Microsystems,       866810104 SUNW            8,000      171,578       434,000     262,421      54.3750      54.2500     (0.23)
Suntrust Banks, Inc.    867914103 STI             4,900      253,610       345,450      91,840      70.2500      70.5000      0.36
Super Valu Stores       868536103 SVU             3,000       80,430        96,000      15,570      32.0000      32.0000      0.00
Sysco Corp.             871829107 SYY             8,000      215,825       257,000      41,175      32.5000      32.1250     (1.15)
TJX Companies, Inc.     872540109 TJX             3,200       48,191        94,400      46,209      30.2500      29.5000     (2.48)
TRW Inc.                872649108 TRW             2,900      204,805       272,237      67,432      93.2500      93.8750      0.67
Tandem Computers,       875370108 TDM             5,100       56,406        65,025       8,619      12.5000      12.7500      2.00
Tandy Corporation       875382103 TAN             2,800      118,312       145,250      26,937      52.1250      51.8750     (0.48)
Tektronix, Inc.         879131100 TEK             1,500       65,137        59,437      (5,700)     40.1250      39.6250     (1.25)
Tele-Communications,    87924V101 TCOMA          28,500      513,493       545,062      31,568      18.7500      19.1250      2.00
Teledyne, Inc.          879335107 TDY             2,400       59,462        89,100      29,637      36.8750      37.1250      0.68
Tellabs, Inc.           879664100 TLAB            3,900      156,750       215,475      58,725      56.5000      55.2500     (2.21)
Temple-Inland, Inc.     879868107 TIN             2,400      110,544       116,400       5,856      49.0000      48.5000     (1.02)
Tenet Healthcare        88033G100 THC             9,100      151,635       186,550      34,915      20.5000      20.5000      0.00
Tenneco Inc             880370101 TEN             7,600      334,034       417,050      83,016      55.6250      54.8750     (1.35)
Texaco Inc.             881694103 TX             11,500      746,152       983,250     237,097      86.8750      85.5000     (1.58)
Texas Instruments,      882508104 TXN             8,200      377,419       463,300      85,881      56.2500      56.5000      0.44
Texas Utilities         882848104 TXU             9,900      332,963       398,475      65,511      39.6250      40.2500      1.58
Textron Inc.            883203101 TXT             3,700      207,952       317,275     109,322      86.1250      85.7500     (0.44)
Thomas & Betts Corp.    884315102 TNB             1,800       58,329        70,875      12,546      39.5000      39.3750     (0.32)
3Com Corporation        885535104 COMS            7,200      304,750       332,100      27,350      45.2500      46.1250      1.93
360 Communications      885571109 XO              5,066       86,650       119,051      32,400      23.5000      23.5000      0.00
Time Warner, Inc.       887315109 TWX            16,900      617,317       690,787      73,470      40.5000      40.8750      0.93
Times Mirror Company    887364107 TMC             4,700      105,147       200,337      95,190      41.8750      42.6250      1.79
Timken Company          887389104 TKR             1,400       45,759        55,475       9,716      40.0000      39.6250     (0.94)
Torchmark               891027104 TMK             3,150      121,622       135,450      13,827      43.0000      43.0000      0.00
Toys "R" Us, Inc.       892335100 TOY            11,950      426,171       333,106     (93,065)     27.7500      27.8750      0.45
Transamerica            893485102 TA              3,000      161,920       228,000      66,080      76.0000      76.0000      0.00
Travelers, Inc.         894190107 TRV            13,800      531,319       848,700     317,380      61.6250      61.5000     (0.20)
Tribune Company         896047107 TRB             2,800      149,662       195,300      45,637      69.7500      69.7500      0.00
Trinova Corporation     896678109 TNV             1,300       38,038        45,825       7,787      35.7500      35.2500     (1.40)
Tyco International      902120104 TYC             6,700      176,958       258,787      81,829      38.6250      38.6250      0.00
USX-Marathon Group      902905827 MRO            12,500      235,448       275,000      39,552      22.0000      22.0000      0.00
UST, Inc.               902911106 UST             8,400      231,210       268,800      37,590      32.6250      32.0000     (1.92)
Unum Corporation        903192102 UNM             3,200      133,820       190,400      56,580      59.7500      59.5000     (0.42)
USF & G Corporation     903290104 FG              4,900       68,894        77,787       8,893      15.8750      15.8750      0.00
USX-US Steel Group,     90337T101 X               3,600      124,357       118,800      (5,557)     33.1250      33.0000     (0.38)
Unilever N.V.           904784501 UN              7,000      837,020       955,500     118,479     136.6250     136.5000     (0.09)
Unicom Corporation      904911104 UCM             9,400      236,012       258,500      22,487      27.1250      27.5000      1.38
Union Camp              905530101 UCC             3,100      141,485       168,562      27,077      54.8750      54.3750     (0.91)
Union Carbide           905581104 UK              6,000      216,878       273,000      56,122      45.6250      45.5000     (0.27)
Union Electric          906548102 UEP             4,500      165,245       173,812       8,567      38.6250      38.6250      0.00
Union Pacific           907818108 UNP             9,000      455,393       613,125     157,731      68.1250      68.1250      0.00
Unisys Corp.            909214108 UIS             7,500       43,586        45,000       1,413       6.1250       6.0000     (2.04)
United Healthcare       910581107 UNH             7,600      382,031       444,600      62,569      58.1250      58.5000      0.65

                              Index Fund (13103300)           ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)

                                              # SHARES/                     MARKET                PRIOR DAY        TODAY         %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

INDEX; NOT ASSIGNED

===> Common Stock
US Bancorp              911596104 USBC            6,600      188,225       213,675      25,450      32.2500      32.3750      0.39
Usair Group Inc         911905107 U               2,700       11,475        47,925      36,450      17.3750      17.7500      2.16
U.S. Healthcare,        911910107 USHC            6,700      304,850       349,237      44,387      51.8750      52.1250      0.48
U.S. Surgical Corp.     912707106 USS             2,500       58,900        92,500      33,600      36.3750      37.0000      1.72
US West                 912889102 USW            20,500      478,027       671,375     193,347      32.6250      32.7500      0.38
US West Media Group     912889201 UMG            20,600      369,380       401,700      32,320      19.7500      19.5000     (1.27)
United Technologies     913017109 UTX             5,300      360,558       585,650     225,091     108.3750     110.5000      1.96
Unocal Corporation      915289102 UCL            10,800      298,640       346,950      48,309      33.0000      32.1250     (2.65)
US Life Corporation     917318107 USH             1,500       43,781        42,187      (1,593)     28.0000      28.1250      0.45
V F Corporation         918204108 VFC             2,800      142,910       159,600      16,690      56.8750      57.0000      0.22
Varity Corporation      92224R602 VAT             1,800       65,700        76,725      11,025      42.6250      42.6250      0.00
Viacom, Inc., Class     925524308 VIA/B          16,105      642,751       660,305      17,553      41.3750      41.0000     (0.91)
WMX Technologies,       92929Q107 WMX            21,200      607,407       736,700     129,293      34.1250      34.7500      1.83
Wachovia Corp.          929771103 WB              7,400      263,229       325,600      62,371      43.7500      44.0000      0.57
Wal-Mart Stores,        931142103 WMT           100,100    2,408,199     2,389,887     (18,312)     23.3750      23.8750      2.14
Walgreen                931422109 WAG            10,700      248,780       342,400      93,619      32.2500      32.0000     (0.78)
Warner Lambert          934488107 WLA             5,900      478,093       659,325     181,232     112.5000     111.7500     (0.67)
Wells Fargo &           949740104 WFC             4,200      572,620     1,019,025     446,405     244.5000     242.6250     (0.77)
Wendy's                 950590109 WEN             5,200       78,650        99,450      20,800      19.0000      19.1250      0.66
Western Atlas, Inc.     957674104 WAI             2,300      101,050       138,000      36,949      59.7500      60.0000      0.42
Westinghouse            960402105 WX             18,100      277,927       341,637      63,710      19.0000      18.8750     (0.66)
Westvaco Corporation    961548104 W               4,400      103,970       136,400      32,430      30.8750      31.0000      0.40
Weyerhaeuser Company    962166104 WY              8,800      338,980       435,600      96,620      49.7500      49.5000     (0.50)
Whirlpool               963320106 WHR             3,200      164,797       192,400      27,602      60.6250      60.1250     (0.82)
Whitman Copr            96647K102 WH              4,600       87,542       116,150      28,607      25.1250      25.2500      0.50
Willamette              969133107 WMTT            2,400      156,350       147,600      (8,750)     62.5000      61.5000     (1.60)
Williams Companies,     969457100 WMB             4,400      140,240       224,950      84,710      51.0000      51.1250      0.25
Winn-Dixie Stores,      974280109 WIN             6,700      202,092       221,100      19,007      33.0000      33.0000      0.00
Woolworth               980883102 Z               5,800       82,998       110,925      27,927      19.2500      19.1250     (0.65)
WorldCom, Inc.          98155K102 WCOM            8,300      381,800       390,100       8,300      47.5000      47.0000     (1.05)
Worthington             981811102 WTHG            4,000       86,937        81,500      (5,437)     20.6250      20.3750     (1.21)
Wrigley (Wm) Jr         982526105 WWY             5,100      241,152       268,387      27,235      52.1250      52.6250      0.96
Xerox Corp.             984121103 XRX             4,700      508,336       688,550     180,214     149.3750     146.5000     (1.92)
Yellow Corporation      985509108 YELL            1,200       14,550        14,700         150      12.1250      12.2500      1.03

                Subtotals                     4,289,592  164,170,684   215,050,579  50,879,894

===> Futures Contracts Asset (Liability)
SPM6 S&P 500 Future     OFS004447 KEY:650.0        -500     -325,025      -325,025           0     650.0500     650.0500      0.00
SPM6 S&P 500 Future     OFS004451 KEY:652.1      -3,000   -1,956,300    -1,956,300           0     652.1000     652.1000      0.00
SPM6 S&P 500 Future     OSF004195 KEY:648.4      -2,000   -1,296,800    -1,296,800           0     648.4000     648.4000      0.00
SPM6 S&P 500 Future     OSF004199 KEY:653.9        -500     -326,950      -326,950           0     653.9000     653.9000      0.00
SPM6 S&P 500 Future     OSF004201 KEY:653.8      -1,000     -653,850      -653,850           0     653.8500     653.8500      0.00
SPM6 S&P 500 Future     OSF004216 KEY:649       -25,500  -16,549,500   -16,549,500           0     649.0000     649.0000      0.00
SPM6 S&P 500 Future     OSF004380 KEY:640.3        -500     -320,175      -320,175           0     640.3500     640.3500      0.00
SPM6 S&P 500 Future     OSF004382 KEY:640.4      -1,000     -640,400      -640,400           0     640.4000     640.4000      0.00
SPM6 S&P 500 Future     OSF004396 KEY:654.9      -1,500     -982,350      -982,350           0     654.9000     654.9000      0.00

                              Index Fund (13103300)           ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)

                                              # SHARES/                     MARKET                PRIOR DAY        TODAY         %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

INDEX; NOT ASSIGNED

===> Futures Contracts Asset (Liability)
SPM6 S&P 500 Future     OSF004414 KEY:653.7      -1,000     -653,700      -653,700           0     653.7000     653.7000      0.00
SPM6 S&P 500 Future     OSF004430 KEY:647.8        -500     -323,900      -323,900           0     647.8000     647.8000      0.00
SPM6 S&P 500 Future     OSF004434 KEY:645.2        -500     -322,625      -322,625           0     645.2500     645.2500      0.00
SPM6 S&P 500 Future     OSF004439 KEY:643.7        -500     -321,850      -321,850           0     643.7000     643.7000      0.00
SPM6 S&P 500 Future     OSF004442 KEY:644.9      -1,500     -967,350      -967,350           0     644.9000     644.9000      0.00
SPM6 S&P 500 Future     OSF004455 KEY:651.9        -500     -325,975      -325,975           0     651.9500     651.9500      0.00
SPM6 S&P 500 Future     OSF004465 KEY:655.4        -500     -327,700      -327,700           0          N/A     655.4000       N/A
SPM6 S&P 500 Future     SPM606216 SPM6           40,500   26,294,450    26,521,425     226,975     655.1500     654.8500     (0.05)

                Subtotals                             0            0       226,975     226,975

===> Margin Account (Asset)/Liability
Goldman Sachs           MARGINACT              -239,250     -239,250      -239,250           0          N/A          N/A       N/A

                Subtotals                      -239,250     -239,250      -239,250           0

===> Preferred Stock
Teledyne,               879335602 TDY                24            0           348         348      14.3750      14.5000      0.87

                Subtotals                            24            0           348         348

===> Repurchase Agreements
Lehman Brothers,        LB                   25,572,883   25,572,883    25,572,883           0          N/A          N/A       N/A

                Subtotals                    25,572,883   25,572,883    25,572,883           0

===> T-Bills Collateral on Futures Contracts
UST Bill, due 3/6/97 9127942M5                  411,000      393,062       392,690        (372)     95.5566      95.5451     (0.01)
UST Bill, due 6/6/96 912794Z23                  645,000      641,868       641,851         (16)     99.4963      99.5119      0.02

                Subtotals                     1,056,000    1,034,930     1,034,542        (388)

                Segment Totals    Shares      4,289,616
                                Face Amt     26,389,633  190,539,248   241,646,078  51,106,829
                Fund Totals       Shares      4,289,616
                                Face Amt     26,389,633  190,539,248   241,646,078  51,106,829

                                                  Today    Yesterday   Unit Change    % Change
                Dow Jones Industrial Average     999.99       999.99          0.00       0.000

                          Income Equity Fund (13103200)       ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)

                                              # SHARES/                     MARKET                PRIOR DAY        TODAY         %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

INCOME EQUITY; NOT ASSIGNED

===> Common Stock
AT&T Corporation        001957109 T              43,500    2,401,085     2,664,375     263,290      61.5000      61.2500     (0.41)
American Brands Inc.    024703100 AMB            44,500    1,723,250     1,852,312     129,062      41.7500      41.6250     (0.30)
American Express        025816109 AXP            30,800      979,895     1,493,800     513,905      48.2500      48.5000      0.52
American General        026351106 AGC            40,000    1,261,056     1,405,000     143,944      34.7500      35.1250      1.08
American Home           026609107 AHP            14,000    1,062,335     1,477,000     414,665     106.8750     105.5000     (1.29)
Atlantic Richfield      048825103 ARC            16,000    1,785,512     1,884,000      98,487     118.5000     117.7500     (0.63)
Chevron Corporation     166751107 CHV            31,900    1,503,082     1,850,200     347,118      58.5000      58.0000     (0.85)
Consolidated Natural    209615103 CNG            31,900    1,181,554     1,491,325     309,771      46.5000      46.7500      0.54
Dayton Hudson Corp.     239753106 DH             10,800      881,860     1,031,400     149,540      93.5000      95.5000      2.14
Deluxe Corp.            248019101 DLX            37,400    1,068,204     1,309,000     240,795      34.7500      35.0000      0.72
Du Pont (E.I.) de       263534109 DD             27,000    1,648,330     2,170,125     521,795      79.8750      80.3750      0.63
Dun & Bradstreet        264830100 DNB            38,000    2,170,457     2,313,250     142,792      61.1250      60.8750     (0.41)
Eastman Kodak           277461109 EK             27,200    1,460,704     2,080,800     620,095      76.7500      76.5000     (0.33)
Emerson Electric Co     291011104 EMR            16,500    1,100,717     1,379,812     279,095      83.3750      83.6250      0.30
Exxon Corporation       302290101 XON            17,100    1,091,080     1,453,500     362,420      85.8750      85.0000     (1.02)
FPL Group, Inc.         302571104 FPL            11,500      403,560       495,937      92,377      42.8750      43.1250      0.58
First Bank System       319279105 FBS            27,200    1,026,575     1,638,800     612,225      60.5000      60.2500     (0.41)
GTE Corporation         362320103 GTE            40,000    1,384,047     1,735,000     350,952      43.7500      43.3750     (0.86)
General Electric        369604103 GE             24,300    1,270,949     1,883,250     612,300      77.6250      77.5000     (0.16)
Hewlett-Packard         428236103 HWP            30,500    1,669,177     3,229,187   1,560,010     107.2500     105.8750     (1.28)
Honeywell Inc.          438506107 HON            43,500    1,547,152     2,289,187     742,034      51.8750      52.6250      1.45
Johnson & Johnson       478160104 JNJ            16,000    1,027,682     1,480,000     452,317      91.8750      92.5000      0.68
May Department          577778103 MA             21,400      886,665     1,091,400     204,735      50.0000      51.0000      2.00
McDonald's              580135101 MCD            20,700      634,566       991,012     356,445      48.2500      47.8750     (0.78)
Merck & Company Inc     589331107 MRK            17,500      730,112     1,058,750     328,637      60.7500      60.5000     (0.41)
Minnesota Mining &      604059105 MMM            35,000    2,034,639     2,301,250     266,610      66.0000      65.7500     (0.38)
Mobil Corporation       607059102 MOB            11,000    1,005,747     1,265,000     259,252     117.3750     115.0000     (2.02)
Morgan (J.P.) & Co.     616880100 JPM            24,500    1,675,553     2,061,062     385,508      84.1250      84.1250      0.00
Morton Int'l            619331101 MII            46,500    1,361,491     1,644,937     283,445      35.2500      35.3750      0.35
Pacific Gas &           694308107 PCG            40,000    1,097,681       910,000    (187,681)     22.6250      22.7500      0.55
J.C. Penney Company,    708160106 JCP            22,200      983,370     1,098,900     115,530      49.3750      49.5000      0.25
PepsiCo, Inc.           713448108 PEP            22,600      895,520     1,435,100     539,580      61.3750      63.5000      3.46
Pfizer Inc.             717081103 PFE            20,200      824,550     1,391,275     566,725      68.1250      68.8750      1.10
Philip Morris Cos.,     718154107 MO             16,500    1,081,713     1,487,062     405,348      89.5000      90.1250      0.70
Procter & Gamble Co.    742718109 PG             21,000    1,419,126     1,774,500     355,373      84.2500      84.5000      0.30
Public Service          744573106 PEG            40,000    1,121,629     1,045,000     (76,629)     26.1250      26.1250      0.00
Royal Dutch             780257705 RD              7,700      883,250     1,103,025     219,775     144.0000     143.2500     (0.52)
Sara Lee Corporation    803111103 SLE            47,000    1,392,450     1,457,000      64,550      30.8750      31.0000      0.40
Schlumberger Ltd.       806857108 SLB            23,400    1,370,037     2,065,050     695,012      88.5000      88.2500     (0.28)
Sears Roebuck & Co.     812387108 S              15,900      460,459       793,012     332,553      49.5000      49.8750      0.76
Texas Utilities         882848104 TXU            18,600      661,125       748,650      87,525      39.6250      40.2500      1.58
Transamerica            893485102 TA             22,100    1,251,102     1,679,600     428,497      76.0000      76.0000      0.00
United Technologies     913017109 UTX            20,100    1,467,122     2,221,050     753,927     108.3750     110.5000      1.96
WMX Technologies,       92929Q107 WMX            60,000    1,701,902     2,085,000     383,098      34.1250      34.7500      1.83

                   Subtotals                  1,193,500   54,588,084    70,314,900  15,726,815

                          Income Equity Fund (13103200)       ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)

                                          # SHARES/                     MARKET              PRIOR DAY       TODAY          %
NAME                   CUSIP   TICKER   FACE AMOUNT         COST         VALUE   APPR/DEPR      PRICE      PRICE      CHANGE

INCOME EQUITY; NOT ASSIGNED

===> Repurchase Agreements

Bear, Stearns & Co., BS                   5,502,588    5,502,588     5,502,588           0        N/A         N/A        N/A

             Subtotals                    5,502,588    5,502,588     5,502,588           0

             Segment Totals  Shares       1,193,500
                             Face Amt     5,502,588   60,090,672    75,817,488  15,726,815
             Fund Totals     Shares       1,193,500
                             Face Amt     5,502,588   60,090,672    75,817,488  15,726,815

                                              Today    Yesterday   Unit Change    % Change
             Dow Jones Industrial Average    999.99       999.99          0.00       0.000


                               International Fund           ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)

                                              # SHARES/                     MARKET                PRIOR DAY        TODAY         %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

INTERNATIONAL; NOT ASSIGNED

===> Common Stock
International Core      CFIN16001 IIF         5,858,762  121,303,180   139,500,067  18,196,887      23.8723      23.8105     (0.26)

             Subtotals                        5,858,762  121,303,180   139,500,067  18,196,887

             Segment Totals  Shares           5,858,762
                             Face Amt                 0  121,303,180   139,500,067  18,196,887
             Fund Totals     Shares           5,858,762
                             Face Amt                 0  121,303,180   139,500,067  18,196,887

                                                  Today    Yesterday   Unit Change    % Change

             Dow Jones Industrial Average        999.99       999.99          0.00       0.000


                          Growth Equity Fund (131037..)     ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                              # SHARES/                     MARKET                PRIOR DAY        TODAY       %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

LARGE COMPANY GROWTH; NOT ASSIGNED

===> Cash Account
Not Applicable - CMA |$$CASH$$                        0            0             0           0          N/A          N/A       N/A

             Subtotals                                0            0             0           0

===> Common Stock
Airtouch                00949T100 ATI            74,000    2,112,633     2,312,500     199,866      31.8750      31.2500     (1.96)
Alco Standard           013788104 ASN            39,400    1,549,920     2,280,275     730,354      57.3750      57.8750      0.87
American Int'l Group    026874107 AIG           131,150    8,751,763    11,983,831   3,232,067      91.0000      91.3750      0.41
Amgen, Inc.             031162100 AMGN           71,600    4,442,178     4,117,000    (325,178)     56.8750      57.5000      1.10
Autozone Inc.           053332102 AZO           214,600    5,485,220     7,832,900   2,347,679      36.5000      36.5000      0.00
Cisco Systems, Inc.     17275R102 CSCO          152,800    5,907,629     7,926,500   2,018,870      52.0000      51.8750     (0.24)
Cintas                  172908105 CTAS           70,200    2,592,346     3,773,250   1,180,903      53.5000      53.7500      0.47
Coca Cola Co            191216100 KO            111,200    6,002,306     9,062,800   3,060,493      81.1250      81.5000      0.46
Columbia/HCA            197677107 COL           152,900    7,903,057     8,122,812     219,754      52.6250      53.1250      0.95
Corporate Express       219888104 CEXP          117,000    3,238,846     4,372,875   1,134,028      36.7500      37.3750      1.70
DST Systems, Inc.       233326107 DST            83,900    2,082,442     3,083,325   1,000,882      37.7500      36.7500     (2.65)
Danka Business          236277109 DANKY         103,400    2,696,891     4,963,200   2,266,308      48.9375      48.0000     (1.92)
Disney Walt Co          254687106 DIS            78,600    3,782,190     4,873,200   1,091,010      61.8750      62.0000      0.20
Donaldson,Lufkin,Jen    257661108 DLJ            78,400    2,399,011     2,646,000     246,988      34.1250      33.7500     (1.10)
Ericsson(l.m.)          294821400 ERICY         405,600    6,201,964     8,264,100   2,062,135      20.3125      20.3750      0.31
First Data Corp.        319963104 FDC           174,700    9,595,824    13,277,200   3,681,375      76.1250      76.0000     (0.16)
Fiserv, Inc.            337738108 FISV US       104,400    2,499,387     3,184,200     684,813      30.7500      30.5000     (0.81)
Franklin Resources,     354613101 BEN           159,000    6,807,802     9,102,750   2,294,947      57.3750      57.2500     (0.22)
General Mtrs Corp Cl    370442402 GME           125,200    4,826,918     7,058,150   2,231,231      56.2500      56.3750      0.22
General Re Corp         370563108 GRN            13,500    2,084,702     1,928,812    (155,889)    143.1250     142.8750     (0.17)
HBO & Company           404100109 HBOC           43,200    3,284,976     5,130,000   1,845,023     117.5000     118.7500      1.06
Hewlett-Packard         428236103 HWP            91,800    7,662,005     9,719,325   2,057,319     107.2500     105.8750     (1.28)
Home Depot Inc          437076102 HD            148,600    6,878,000     7,039,925     161,924      47.3750      47.3750      0.00
Intel                   458140100 INTC          176,400    6,754,108    11,951,100   5,196,991      68.1250      67.7500     (0.55)
Lowes Companies, Inc    548661107 LOW           131,700    4,989,240     4,263,787    (725,453)     32.1250      32.3750      0.78
Medaphis Corp           584028104 MEDA          208,000    6,043,196     9,594,000   3,550,803      46.7500      46.1250     (1.34)
Microsoft Corp          594918104 MSFT          131,500    9,041,340    14,908,812   5,867,471     112.6250     113.3750      0.67
Molex Inc. Cl A         608554200 MOLXA         145,843    3,898,073     4,375,290     477,216      30.2500      30.0000     (0.83)
Motorola                620076109 MOT            63,000    3,856,566     3,858,750       2,183      61.7500      61.2500     (0.81)
Office Depot Inc        676220106 ODP           427,400   10,642,345     9,563,075  (1,079,270)     22.2500      22.3750      0.56
Paychex, Inc.           704326107 PAYX           55,150    1,668,152     3,736,412   2,068,260      68.5000      67.7500     (1.09)
Petsmart Inc            716768106 PETM          111,450    2,815,323     4,945,593   2,130,270      42.7500      44.3750      3.80
Pfizer Inc.             717081103 PFE            91,000    5,498,139     6,267,625     769,485      68.1250      68.8750      1.10
Philip Morris Cos.,     718154107 MO             61,900    4,349,735     5,578,737   1,229,002      89.5000      90.1250      0.70
T. Rowe Price           741477103 TROW           85,600    3,169,801     4,772,200   1,602,398      56.5000      55.7500     (1.33)
Schwab Charles Corp     808513105 SCH           461,300    5,985,018    11,301,850   5,316,831      25.1250      24.5000     (2.49)
Solectron Corp          834182107 SLR            97,100    2,862,850     4,320,950   1,458,099      45.0000      44.5000     (1.11)
Sungard Data            867363103 SNDT           65,500    1,770,734     2,177,875     407,140      34.2500      33.2500     (2.92)
Viking Office           926913104 VKNG           42,600    1,469,797     2,529,375   1,059,577      60.1250      59.3750     (1.25)

             Subtotals                        5,100,593  183,602,444   246,200,365  62,597,920

                          Growth Equity Fund (131037..)     ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                              # SHARES/                     MARKET                PRIOR DAY        TODAY       %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

LARGE COMPANY GROWTH; NOT ASSIGNED

===> Repurchase Agreements
Bear, Stearns & Co., BS                       2,938,614    2,938,614     2,938,614           0          N/A          N/A       N/A

             Subtotals                        2,938,614    2,938,614     2,938,614           0

             Segment Totals       Shares      5,100,593
                                  Face Amt    2,938,614  186,541,059   249,138,979  62,597,920

                          Growth Equity Fund (131037..)     ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                              # SHARES/                     MARKET                PRIOR DAY        TODAY       %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

SMALL COMPANY GROWTH; NOT ASSIGNED

===> Cash Account
Not Applicable - CMA |$$CASH$$                        0            0             0           0          N/A          N/A       N/A

             Subtotals                                0            0             0           0

===> Common Stock
Small Company NP        CFSC16003 SCGF        7,474,847  173,415,206   251,373,131  77,957,924      33.6482      33.6292     (0.06)

             Subtotals                        7,474,847  173,415,206   251,373,131  77,957,924

             Segment Totals       Shares      7,474,847
                                  Face Amt            0  173,415,206   251,373,131  77,957,924

                          Growth Equity Fund (131037..)     ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                              # SHARES/                     MARKET                PRIOR DAY        TODAY       %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

INTERNATIONAL; NOT ASSIGNED

===> Cash Account
Not Applicable - CMA |$$CASH$$                        0            0             0           0          N/A          N/A       N/A

             Subtotals                                0            0             0           0

===> Common Stock
International Core      CFI216002 IIF         8,692,708  177,771,377   210,319,203  32,547,826      24.2469      24.1949     (0.21)

             Subtotals                        8,692,708  177,771,377   210,319,203  32,547,826

             Segment Totals       Shares      8,692,708
                                  Face Amt            0  177,771,377   210,319,203  32,547,826

                          Growth Equity Fund (131037..)     ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                              # SHARES/                     MARKET                PRIOR DAY        TODAY       %
NAME                    CUSIP     TICKER    FACE AMOUNT         COST         VALUE   APPR/DEPR        PRICE        PRICE    CHANGE

SHORT MATURITY INVESTMENT FUND; NOT ASSIGNED

===> Cash Account
Not Applicable - CMA |$$CASH$$                        0            0             0           0          N/A          N/A       N/A

             Subtotals                                0            0             0           0

===> Repurchase Agreements
Bear, Stearns & Co., BS                       1,782,201    1,782,201     1,782,201           0          N/A          N/A       N/A

             Subtotals                        1,782,201    1,782,201     1,782,201           0

             Segment Totals       Shares              0
                                  Face Amt    1,782,201    1,782,201     1,782,201           0
             Fund Totals          Shares     21,268,148
                                  Face Amt    4,720,815  539,509,843   712,613,515 173,103,671

                                                 Today     Yesterday   Unit Change    % Change
             Dow Jones Industrial Average        999.99       999.99          0.00       0.000

                        Diversified Equity Fund (131036..)    ACCT DATE 04/30/96

                              FINAL MARKET VALUATION          Format D

                    Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

INCOME EQUITY; Norwest Capital Mgt Trust & Co. - DR/JH

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
AT&T Corporation     001957109 T             125,000   6,719,600   7,656,250      936,650      61.5000     61.2500   (0.41)
American Brands Inc. 024703100 AMB           119,500   4,277,536   4,974,187      696,651      41.7500     41.6250   (0.30)
American Express     025816109 AXP            90,000   2,767,500   4,365,000    1,597,500      48.2500     48.5000    0.52
American General     026351106 AGC           119,000   3,576,284   4,179,875      603,590      34.7500     35.1250    1.08
American Home        026609107 AHP            38,200   2,478,225   4,030,100    1,551,875     106.8750    105.5000   (1.29)
Atlantic Richfield   048825103 ARC            45,000   4,948,013   5,298,750      350,736     118.5000    117.7500   (0.63)
Chevron Corporation  166751107 CHV            80,000   3,528,930   4,640,000    1,111,070      58.5000     58.0000   (0.85)
Consolidated Natural 209615103 CNG           104,600   3,717,946   4,890,050    1,172,104      46.5000     46.7500    0.54
Dayton Hudson Corp.  239753106 DH             38,700   3,190,275   3,695,850      505,575      93.5000     95.5000    2.14
Deluxe Corp.         248019101 DLX           119,200   3,409,325   4,172,000      762,675      34.7500     35.0000    0.72
Du Pont (E.I.) de    263534109 DD             82,600   4,576,825   6,638,975    2,062,150      79.8750     80.3750    0.63
Dun & Bradstreet     264830100 DNB           100,000   5,646,736   6,087,500      440,763      61.1250     60.8750   (0.41)
Eastman Kodak        277461109 EK             77,900   3,871,062   5,959,350    2,088,287      76.7500     76.5000   (0.33)
Emerson Electric Co  291011104 EMR            50,900   3,225,787   4,256,512    1,030,725      83.3750     83.6250    0.30
Exxon Corporation    302290101 XON            74,800   4,912,052   6,358,000    1,445,947      85.8750     85.0000   (1.02)
FPL Group, Inc.      302571104 FPL            38,200   1,270,150   1,647,375      377,225      42.8750     43.1250    0.58
First Bank System    319279105 FBS            80,000   2,890,000   4,820,000    1,930,000      60.5000     60.2500   (0.41)
GTE Corporation      362320103 GTE           122,200   3,755,840   5,300,425    1,544,585      43.7500     43.3750   (0.86)
General Electric     369604103 GE             76,100   3,703,330   5,897,750    2,194,420      77.6250     77.5000   (0.16)
Hewlett-Packard      428236103 HWP            90,000   4,362,495   9,528,750    5,166,255     107.2500    105.8750   (1.28)
Honeywell Inc.       438506107 HON           145,000   4,638,551   7,630,625    2,992,074      51.8750     52.6250    1.45
Johnson & Johnson    478160104 JNJ            45,900   2,507,287   4,245,750    1,738,462      91.8750     92.5000    0.68
May Department       577778103 MA             56,100   2,145,825   2,861,100      715,275      50.0000     51.0000    2.00
McDonald's           580135101 MCD            71,500   2,055,625   3,423,062    1,367,437      48.2500     47.8750   (0.78)
Merck & Company Inc  589331107 MRK            56,100   2,082,712   3,394,050    1,311,337      60.7500     60.5000   (0.41)
Minnesota Mining &   604059105 MMM            91,300   5,013,776   6,002,975      989,198      66.0000     65.7500   (0.38)
Mobil Corporation    607059102 MOB            35,600   2,938,525   4,094,000    1,155,475     117.3750    115.0000   (2.02)
Morgan (J.P.) & Co.  616880100 JPM            72,000   4,535,268   6,057,000    1,521,731      84.1250     84.1250    0.00
Morton Int'l         619331101 MII           139,000   3,952,938   4,917,125      964,187      35.2500     35.3750    0.35
Pacific Gas &        694308107 PCG           110,000   3,110,164   2,502,500     (607,664)     22.6250     22.7500    0.55
J.C. Penney Company, 708160106 JCP            60,000   2,796,000   2,970,000      174,000      49.3750     49.5000    0.25
PepsiCo, Inc.        713448108 PEP            71,500   2,529,225   4,540,250    2,011,025      61.3750     63.5000    3.46
Pfizer Inc.          717081103 PFE            65,000   2,476,790   4,476,875    2,000,085      68.1250     68.8750    1.10
Philip Morris Cos.,  718154107 MO             50,300   3,145,628   4,533,287    1,387,658      89.5000     90.1250    0.70
Procter & Gamble Co. 742718109 PG             64,000   4,024,672   5,408,000    1,383,327      84.2500     84.5000    0.30
Public Service       744573106 PEG           128,000   3,523,218   3,344,000     (179,218)     26.1250     26.1250    0.00
Royal Dutch          780257705 RD             26,800   3,105,950   3,839,100      733,150     144.0000    143.2500   (0.52)
Sara Lee Corporation 803111103 SLE           120,000   3,517,300   3,720,000      202,700      30.8750     31.0000    0.40
Schlumberger Ltd.    806857108 SLB            70,000   3,892,899   6,177,500    2,284,600      88.5000     88.2500   (0.28)
Sears Roebuck & Co.  812387108 S              56,100   1,558,445   2,797,987    1,239,541      49.5000     49.8750    0.76
Texas Utilities      882848104 TXU            53,500   1,751,350   2,153,375      402,025      39.6250     40.2500    1.58
Transamerica         893485102 TA             64,000   3,207,115   4,864,000    1,656,885      76.0000     76.0000    0.00


                        Diversified Equity Fund (131036..)    ACCT DATE 04/30/96

                             FINAL MARKET VALUATION           Format D

                     Cost and Tax Lot Summary (Internal Use)

                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY      %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE    CHANGE

INCOME EQUITY; Norwest Capital Mgt Trust & Co. - DR/JH

===> Common Stock
United Technologies  913017109 UTX            48,400    2,910,050    5,348,200    2,438,150     108.3750    110.5000    1.96
WMX Technologies,    92929Q107 WMX           160,000    4,414,806    5,560,000    1,145,194      34.1250     34.7500    1.83

                Subtotals                  3,532,000  152,662,039  209,257,462   56,595,423

===> Repurchase Agreements
Bear, Stearns & Co., BS                    6,080,721    6,080,721    6,080,721            0          N/A         N/A     N/A

                Subtotals                  6,080,721    6,080,721    6,080,721            0

                Segment Totals  Shares     3,532,000
                                Face Amt   6,080,721  158,742,761  215,338,184   56,595,423




                        Diversified Equity Fund (131036..)    ACCT DATE 04/30/96

                             FINAL MARKET VALUATION           Format D

                    Cost and Tax Lot Summary (Internal Use)



                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

INDEX; Portfolio of Core Trust(Delaware)

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
Index NP Fund        CFIX16004 INDX        6,799,326 155,384,292 215,704,562   60,320,269      31.7213     31.7244    0.01

                Subtotals                  6,799,326 155,384,292 215,704,562   60,320,269

                Segment Totals  Shares     6,799,326
                                Face Amt           0 155,384,292 215,704,562   60,320,269



                        Diversified Equity Fund (131036..)    ACCT DATE 04/30/96

                              FINAL MARKET VALUATION          Format D

                     Cost and Tax Lot Summary (Internal Use)

                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

LARGE COMPANY GROWTH; Peregrine Capital Management - JD/DK

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
Airtouch             00949T100 ATI            64,600   1,816,961   2,018,750      201,788      31.8750     31.2500   (1.96)
Alco Standard        013788104 ASN            35,600   1,378,500   2,060,350      681,849      57.3750     57.8750    0.87
American Int'l Group 026874107 AIG           111,225   7,304,361  10,163,184    2,858,822      91.0000     91.3750    0.41
Amgen, Inc.          031162100 AMGN           63,600   3,952,202   3,657,000     (295,202)     56.8750     57.5000    1.10
Autozone Inc.        053332102 AZO           204,800   5,205,141   7,475,200    2,270,059      36.5000     36.5000    0.00
Cisco Systems, Inc.  17275R102 CSCO          134,500   5,184,464   6,977,187    1,792,723      52.0000     51.8750   (0.24)
Cintas               172908105 CTAS           53,500   1,951,216   2,875,625      924,408      53.5000     53.7500    0.47
Coca-Cola Co         191216100 KO             93,150   4,938,971   7,591,725    2,652,753      81.1250     81.5000    0.46
Columbia/HCA         197677107 COL           134,500   6,952,877   7,145,312      192,434      52.6250     53.1250    0.95
Corporate Express    219888104 CEXP          104,000   2,861,949   3,887,000    1,025,050      36.7500     37.3750    1.70
DST Systems, Inc.    233326107 DST            74,400   1,841,732   2,734,200      892,467      37.7500     36.7500   (2.65)
Danka Business       236277109 DANKY          89,100   2,280,846   4,276,800    1,995,953      48.9375     48.0000   (1.92)
Disney Walt Co       254687106 DIS            71,980   3,397,813   4,462,760    1,064,947      61.8750     62.0000    0.20
Donaldson,Lufkin,Jen 257661108 DLJ            69,600   2,125,431   2,349,000      223,568      34.1250     33.7500   (1.10)
Ericsson (l.m.)      294821400 ERICY         358,400   5,413,461   7,302,400    1,888,938      20.3125     20.3750    0.31
First Data Corp.     319963104 FDC           149,000   8,156,889  11,324,000    3,167,110      76.1250     76.0000   (0.16)
Fiserv, Inc.         337738108 FISV US        96,650   2,292,475   2,947,825      655,349      30.7500     30.5000   (0.81)
Franklin Resources,  354613101 BEN           140,400   5,956,859   8,037,900    2,081,040      57.3750     57.2500   (0.22)
General Mtrs Corp Cl 370442402 GME           109,950   4,103,991   6,198,431    2,094,439      56.2500     56.3750    0.22
General Re Corp      370563108 GRN            11,800   1,823,758   1,685,925     (137,833)    143.1250    142.8750   (0.17)
HBO & Company        404100109 HBOC           37,900   2,859,150   4,500,625    1,641,474     117.5000    118.7500    1.06
Hewlett-Packard      428236103 HWP            81,800   6,799,089   8,660,575    1,861,485     107.2500    105.8750   (1.28)
Home Depot Inc       437076102 HD            134,693   6,277,961   6,381,080      103,119      47.3750     47.3750    0.00
Intel                458140100 INTC          154,700   5,691,988  10,480,925    4,788,936      68.1250     67.7500   (0.55)
Lowes Companies, Inc 548661107 LOW           124,700   4,785,351   4,037,162     (748,188)     32.1250     32.3750    0.78
Medaphis Corp        584028104 MEDA          184,400   5,315,380   8,505,450    3,190,069      46.7500     46.1250   (1.34)
Microsoft Corp       594918104 MSFT          115,920   7,813,773  13,142,430    5,328,656     112.6250    113.3750    0.67
Molex Inc. Cl A      608554200 MOLXA         134,306   3,567,945   4,029,180      461,234      30.2500     30.0000   (0.83)
Motorola             620076109 MOT            55,360   3,294,921   3,390,800       95,878      61.7500     61.2500   (0.81)
Office Depot Inc     676220106 ODP           376,460   9,352,528   8,423,292     (929,236)     22.2500     22.3750    0.56
Paychex, Inc.        704326107 PAYX           45,600   1,333,232   3,089,400    1,756,167      68.5000     67.7500   (1.09)
Petsmart Inc         716768106 PETM          102,400   2,544,785   4,544,000    1,999,214      42.7500     44.3750    3.80
Pfizer Inc.          717081103 PFE            80,500   4,856,943   5,544,437      687,493      68.1250     68.8750    1.10
Philip Morris Cos.,  718154107 MO             54,800   3,825,055   4,938,850    1,113,794      89.5000     90.1250    0.70
T. Rowe Price        741477103 TROW           78,600   2,869,118   4,381,950    1,512,831      56.5000     55.7500   (1.33)
Schwab Charles Corp  808513105 SCH           411,200   5,101,156  10,074,400    4,973,243      25.1250     24.5000   (2.49)
Solectron Corp       834182107 SLR            86,200   2,492,593   3,835,900    1,343,306      45.0000     44.5000   (1.11)
Sungard Data         867363103 SNDT           58,400   1,570,593   1,941,800      371,206      34.2500     33.2500   (2.92)
Viking Office        926913104 VKNG           40,400   1,379,060   2,398,750    1,019,690      60.1250     59.3750   (1.25)

                Subtotals                  4,529,094 160,670,535 217,471,584   56,801,048


                        Diversified Equity Fund (131036..)    ACCT DATE 04/30/96

                             FINAL MARKET VALUATION           Format D

                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

LARGE COMPANY GROWTH; Peregrine Capital Management - JD/DK

===> Repurchase Agreements
Bear, Stearns & Co., BS                    2,488,997   2,488,997   2,488,997            0          N/A         N/A     N/A

                Subtotals                  2,488,997   2,488,997   2,488,997            0

                Segment Totals  Shares     4,529,094
                                Face Amt   2,488,997 163,159,533 219,960,581   56,801,048



                        Diversified Equity Fund (131036..)    ACCT DATE 04/30/96

                             FINAL MARKET VALUATION           Format D

                     Cost and Tax Lot Summary (Internal Use)



                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

SMALL COMPANY GROWTH; Portfolio of Core Trust (Delaware)

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
Small Company NP     CFSC16003 SCGF        2,680,282  62,246,224  90,135,760   27,889,535      33.6482     33.6292   (0.06)

                Subtotals                  2,680,282  62,246,224  90,135,760   27,889,535

                Segment Totals  Shares     2,680,282
                                Face Amt           0  62,246,224  90,135,760   27,889,535



                        Diversified Equity Fund (131036..)    ACCT DATE 04/30/96

                             FINAL MARKET VALUATION           Format D

                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

INTERNATIONAL; Portfolio of Core Trust (Delaware)

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
International Core   CFI216002 IIF         5,376,477 109,597,260 130,083,325   20,486,065      24.2469     24.1949   (0.21)

                Subtotals                  5,376,477 109,597,260 130,083,325   20,486,065

                Segment Totals  Shares     5,376,477
                                Face Amt           0 109,597,260 130,083,325   20,486,065



                        Diversified Equity Fund (131036..)    ACCT DATE 04/30/96

                             FINAL MARKET VALUATION           Format D

                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

SHORT MATURITY INVESTMENT FUND; Norwest Investment Management - DS/LW

===> Cash Account
Not Applicable       $$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Repurchase Agreements
Bear, Stearns & Co., BS                    2,182,868   2,182,868   2,182,868            0          N/A         N/A     N/A

                Subtotals                  2,182,868   2,182,868   2,182,868            0

                Segment Totals  Shares             0
                                Face Amt   2,182,868   2,182,868   2,182,868            0
                Fund Totals     Shares    22,917,180
                                Face Amt  10,752,587 651,312,939 873,405,282  222,092,342

                                                 Today  Yesterday  Unit Change   % Change
                Dow Jones Industrial Average    999.99     999.99         0.00      0.000



                        Diversified Bond Fund (131031..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

MANAGED FIXED INCOME; Galliard Capital Management - KT/JH

===> Asset Backed Securities
Green Tree, 94-1 A4, 393505BX9             1,100,000   1,119,593   1,090,736      (28,856)     99.5409     99.1579   (0.38)

                Subtotals                  1,100,000   1,119,593   1,090,736      (28,856)

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Collateralized Mortgage Obligations
CMC2 1993-2I A2      125714CD5               848,321     855,612     854,834         (777)    100.8076    100.7677   (0.04)
FHLMC 7.0 061520     3129053H3               655,281     625,885     654,049       28,164      99.8430     99.8120   (0.03)
FHLMC 7.0% 071506    312911UK4               900,000     834,741     894,933       60,192      99.6560     99.4370   (0.22)
FHLMC 6.50% 061515   312912CL0               900,000     840,798     891,135       50,337      99.1590     99.0150   (0.15)
FNMA REMIC PASS      31358GUF2               512,693     502,691     513,626       10,935     100.2880    100.1820   (0.11)
RES FUND 6.70%       760944JA7             2,800,000   2,554,468   2,758,000      203,532      98.6870     98.5000   (0.19)

                Subtotals                  6,616,297   6,214,195   6,566,579      352,383

===> FRN - Corp. Restricted Security
Reinsurance Group,   759351AA7             1,000,000   1,012,400     980,000      (32,400)     98.5000     98.0000   (0.51)

                Subtotals                  1,000,000   1,012,400     980,000      (32,400)

===> Fixed Rate Notes - Corporate
Applied Materials,   03822VAD3               900,000     898,758     882,431      (16,326)     98.4459     98.0479   (0.40)
CIT Group Holdings,  12560QAH2             1,000,000     996,650     955,963      (40,687)     95.9009     95.5963   (0.32)
Cargill Inc., 8.35%, 14178#AD5             1,000,000   1,062,000   1,070,925        8,925     107.4315    107.0925   (0.32)
CHRYSLER 5.375%      171205DB0             1,000,000     910,340     975,000       64,660      97.6250     97.5000   (0.13)
Citicorp, 9.50%,     173034FK0             1,000,000   1,123,250   1,112,405      (10,845)    111.5940    111.2405   (0.32)
Coca Cola Bottling   191098AB8               500,000     479,285     475,619       (3,666)     95.7229     95.1238   (0.63)
CONTL BK CHICAGO     211134XL0             1,000,000   1,091,280   1,085,000       (6,280)    108.6250    108.5000   (0.12)
Corestates Captl     218693AH2               675,000     630,936     625,435       (5,500)     93.1253     92.6571   (0.50)
DEAN WITTER 6.25%    24240VAB7             1,000,000     911,580     983,750       72,170      98.6250     98.3750   (0.25)
FED EXPRESS 6.25%    313309AK2             1,000,000     943,970     995,000       51,030      99.6250     99.5000   (0.13)
First Data Corp,     319963AB0             1,000,000   1,002,590     967,475      (35,115)     97.2747     96.7475   (0.54)
Ford Mtr Cr 6.25%,   345397NJ8             1,300,000   1,233,492   1,204,148      (29,343)     93.1521     92.6268   (0.56)
Heller Financial     423328BA0             1,000,000     984,870   1,033,750       48,880     103.5000    103.3750   (0.12)
Intl Lease Finance,  45974VNP9               625,000     616,125     618,136        2,011      99.1002     98.9019   (0.20)
Lehman Brothers      524908AA8             1,000,000     999,070   1,086,207       87,137     109.4526    108.6207   (0.76)
PAINE WEBBER 7.0%    695629AM7             1,000,000     914,990     998,780       83,790     100.0670     99.8780   (0.19)
Whitman 7.5%, 2/1/03 96647KAA0               750,000     764,152     759,125       (5,027)    101.6681    101.2167   (0.44)

                Subtotals                 15,750,000  15,563,338  15,829,151      265,812

===> Floating Rate Notes - Agency
FNMA VAR RT 072397   31364AVB5             1,800,000   1,692,756   1,830,148      137,392     101.8402    101.6749   (0.16)

                                                                      Page     1

                        Diversified Bond Fund (131031..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

MANAGED FIXED INCOME; Galliard Capital Management - KT/JH

                Subtotals                  1,800,000   1,692,756   1,830,148      137,392

===> Mortgage Backed Securities
GNMA 7.5 051501 #665 362025W20                   160         158         161            3     100.6240    100.4550   (0.17)
GNMA 6.5 121502      362027PB4                 2,159       2,000       2,119          119      98.8430     98.1510   (0.70)
GNR 94-7 PG,         3837H0GE7             1,000,000     976,406     964,949      (11,457)     96.8869     96.4949   (0.40)

                Subtotals                  1,002,320     978,564     967,229      (11,335)

===> Receivables Backed Securities
Keystone, 7.45%,     525177AT8             1,000,000     999,531     991,933       (7,598)     99.6133     99.1933   (0.42)

                Subtotals                  1,000,000     999,531     991,933       (7,598)

===> Repurchase Agreements
Bear, Stearns & Co., BS                    1,578,188   1,578,188   1,578,188            0          N/A         N/A     N/A

                Subtotals                  1,578,188   1,578,188   1,578,188            0

===> U.S. Treasury Obligations
UST Note, 6.375%,    912827G55               500,000     504,609     496,093       (8,516)     99.6875     99.2186   (0.47)
UST Note, 5.00%,     912827N65             8,000,000   7,817,500   7,760,000      (57,500)     97.1875     97.0000   (0.19)
UST Note, 6.25%,     912827V25             5,750,000   5,792,226   5,721,250      (70,976)     99.7500     99.5000   (0.25)
UST Note,            912827W24             5,000,000   4,903,125   4,846,875      (56,250)     97.3125     96.9375   (0.39)
UST Note, 5.00%,     912827W57             5,500,000   5,424,375   5,410,625      (13,750)     98.5000     98.3750   (0.13)
UST Note, 5.25%,     912827W65             1,000,000     959,140     954,375       (4,765)     95.8125     95.4375   (0.39)

                Subtotals                 25,750,000  25,400,976  25,189,218     (211,758)

                Segment Totals  Shares             0
                                Face Amt  55,596,805  54,559,545  55,023,184      463,639


                        Diversified Bond Fund (131031..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

TOTAL RETURN BOND; United Capital Managment - DK/MB

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Fixed Rate Bonds - Agency
FNMA, 5.92%, due     31364CAC2             1,000,000     999,687     993,330       (6,357)     99.4392     99.3330   (0.11)

                Subtotals                  1,000,000     999,687     993,330       (6,357)

===> Fixed Rate Notes - Corporate
Boston Edison Co.,   100599BG3             1,000,000     997,010     993,423       (3,587)     99.3891     99.3423   (0.05)
Houston Industries,  442161AC9             1,250,000   1,260,725   1,258,648       (2,076)    100.7412    100.6919   (0.05)
USX Corporation,     902905AJ7             1,150,000   1,188,582   1,185,954       (2,627)    103.2075    103.1265   (0.08)

                Subtotals                  3,400,000   3,446,317   3,438,026       (8,291)

===> Repurchase Agreements
Bear, Stearns & Co., BS                    4,040,597   4,040,597   4,040,597            0          N/A         N/A     N/A

                Subtotals                  4,040,597   4,040,597   4,040,597            0

===> U.S. Treasury Obligations
UST                  912810DM7             2,400,000   3,208,500   3,161,246      (47,253)    132.3436    131.7186   (0.47)
UST Bond, 9.375%,    912810DU9             2,700,000   3,271,218   3,214,687      (56,531)    119.5625    119.0625   (0.42)
UST Bond, 8.125%,    912810ED6             2,175,000   2,473,722   2,427,160      (46,561)    112.3436    111.5936   (0.67)
UST Note, 8.25%,     912827B50             1,800,000   1,887,187   1,879,309       (7,877)    104.5625    104.4061   (0.15)
UST Note, 6.75%,     912827F64             4,100,000   4,148,687   4,143,562       (5,125)    101.1250    101.0625   (0.06)
UST Note, 7.25%,     912827Q88             3,200,000   3,364,000   3,314,995      (49,004)    104.0625    103.5936   (0.45)
UST Note,            912827R79             4,375,000   4,476,513   4,466,595       (9,918)    102.1875    102.0936   (0.09)
UST Note, 7.125%,    912827T28             4,325,000   4,473,333   4,437,173      (36,160)    102.9061    102.5936   (0.30)
UST Note, 6.875%,    912827T44             3,600,000   3,693,937   3,664,123      (29,814)    102.0625    101.7812   (0.28)
UST Note, 6.25%,     912827U26             4,000,000   4,013,750   3,982,500      (31,250)     99.8125     99.5625   (0.25)
UST Note, 6.125%,    912827U67             5,800,000   5,790,031   5,747,428      (42,602)     99.3750     99.0936   (0.28)
UST Note, 5.875%,    912827U75             1,900,000   1,896,437   1,889,903       (6,534)     99.6250     99.4686   (0.16)
UST Note,            912827WW8             2,450,000   2,618,820   2,603,125      (15,695)    106.4375    106.2500   (0.18)
UST Note, 8.50%,     912827ZB1             1,625,000   1,679,843   1,675,781       (4,062)    103.2186    103.1250   (0.09)

                Subtotals                 44,450,000  46,995,984  46,607,592     (388,392)

                Segment Totals  Shares             0
                                Face Amt  52,890,597  55,482,586  55,079,545     (403,040)

                        Diversified Bond Fund (131031..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

POSITIVE RETURN; Peregrine Capital Managment - PB/BG/KV

===> Asset Backed Securities
ML ASSET BK 5.5%     55305RAT3               173,121     171,404     173,066        1,661      99.9680     99.9680    0.00

                Subtotals                    173,121     171,404     173,066        1,661

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Floating Rate Notes - Agency
SLMA, due 7/1/96     86387RRL8             5,000,000   4,999,419   4,999,575          155      99.9928     99.9915   (0.00)

                Subtotals                  5,000,000   4,999,419   4,999,575          155

===> Receivables Backed Securities
Bombardier Rec       09775PAA6             2,720,000   2,737,299   2,722,448      (14,851)    100.0900    100.0900    0.00
Carco Auto Loan      141389AJ5             2,700,000   2,708,859   2,700,240       (8,619)    100.0079    100.0089    0.00
Discover Card 92-A A 25466LAS6               216,666     213,873     216,192        2,318      99.7810     99.7810    0.00
First USA Credit     337435AK7             2,700,000   2,695,518   2,703,048        7,530     100.1129    100.1129    0.00
Peoples Bank Credit  710318AC0             2,700,000   2,701,687   2,703,375        1,687     100.1250    100.1250    0.00

                Subtotals                 11,036,666  11,057,237  11,045,303      (11,934)

===> Repurchase Agreements
Bear, Stearns & Co., BS                   18,396,789  18,396,789  18,396,789            0          N/A         N/A     N/A

                Subtotals                 18,396,789  18,396,789  18,396,789            0

===> U.S. Treasury Obligations
UST Bond, 7.125%,    912810EP9             6,175,000   6,390,300   6,217,453     (172,847)    101.1561    100.6875   (0.46)
UST Bond, 6.25%,     912810EQ7             4,000,000   3,726,250   3,611,244     (115,006)     90.8436     90.2811   (0.62)
UST Bond, 7.5%,      912810ES3            10,000,000  10,845,312  10,565,610     (279,702)    106.2811    105.6561   (0.59)

                Subtotals                 20,175,000  20,961,863  20,394,307     (567,556)

                Segment Totals  Shares             0
                                Face Amt  54,781,577  55,586,714  55,009,041     (577,672)
                Fund Totals     Shares             0
                                Face Amt 163,268,980 165,628,846 165,111,771     (517,074)

                                                 Today  Yesterday  Unit Change   % Change
                Dow Jones Industrial Average    999.99     999.99         0.00      0.000

                       Intermediate Government Income Fund    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

INTERMEDIATE GOVERNMENT INCOME; NOT ASSIGNED

===> Cash Management Accounts
Federated Treasury   FD5000001               942,676     942,676     942,676            0          N/A         N/A     N/A
Dreyfus Treasury     FD9970001             1,691,638   1,691,638   1,691,638            0          N/A         N/A     N/A

                Subtotals                  2,634,314   2,634,314   2,634,314            0

===> Fixed Rate Notes - Agency
FHLB 6.41% due       3133926E7             1,000,000   1,003,125     961,650      (41,475)     96.6330     96.1650   (0.48)
FNMA, 6.18%, due     31364BZG8             1,500,000   1,497,810   1,475,160      (22,650)     98.5900     98.3440   (0.25)
SLMA, 6.05%, 9/14/00 863871UP2             2,000,000   2,002,812   1,963,060      (39,752)     98.3750     98.1530   (0.23)
TVA, 8.375%, due     880591BA9             2,000,000   2,041,140   2,122,500       81,360     106.3750    106.1250   (0.24)
TVA, 6.00%, due      880591CH3             3,000,000   2,998,170   2,943,750      (54,420)     98.3750     98.1250   (0.25)

                Subtotals                  9,500,000   9,543,057   9,466,120      (76,937)

===> Mortgage Backed Securities
FNMA 160159, 7.516%, 31366VZY3             2,500,000   2,589,843   2,550,700      (39,143)    102.1990    102.0280   (0.17)
FNMA Pool 160337     31366WBE1             2,977,331   3,015,362   2,980,100      (35,261)    100.2490    100.0930   (0.16)
FNMA 7 Yr Balloon    31373UNF0             1,989,755   2,004,367   1,925,307      (79,060)     96.9790     96.7610   (0.22)

                Subtotals                  7,467,087   7,609,574   7,456,107     (153,466)

===> U.S. Treasury Obligations
UST Bond, 10.75%,    912810DD7             3,000,000   3,557,343   3,691,800      134,456     123.6400    123.0600   (0.47)
UST Bond, 13.75%,    912810DK1             1,700,000   2,462,875   2,453,746       (9,129)    145.0730    144.3380   (0.51)
UST Note, 8.25%,     912827B50             5,950,000   6,259,945   6,210,550      (49,394)    104.5520    104.3790   (0.17)
UST Note, 5.75%,     912827H47             3,000,000   3,007,285   2,993,160      (14,125)     99.8710     99.7720   (0.10)
UST Note, 7.50%,     912827S86             3,000,000   3,174,062   3,156,990      (17,072)    105.7800    105.2330   (0.52)
UST Note, 8.0%,      912827YK2             2,500,000   2,577,031   2,542,175      (34,856)    101.7280    101.6870   (0.04)
UST Note, 8.5%,      912827YN6             5,000,000   5,453,125   5,357,850      (95,275)    107.4400    107.1570   (0.26)

                Subtotals                 24,150,000  26,491,667  26,406,271      (85,396)

                Segment Totals  Shares             0
                                Face Amt  43,751,401  46,278,613  45,962,813     (315,800)
                Fund Totals     Shares             0
                                Face Amt  43,751,401  46,278,613  45,962,813     (315,800)

                                                 Today  Yesterday  Unit Change   % Change
                Dow Jones Industrial Average       N/A     999.99          N/A        N/A


                      Conservative Balanced Fund (131038..)   ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

MANAGED FIXED INCOME; Galliard Capital Management - KT/JH

===> Cash Account
Not Applicable - CMA |$$CASH$$               736,843     736,843     736,843            0          N/A         N/A     N/A

                Subtotals                    736,843     736,843     736,843            0

===> Collateralized Mortgage Obligations
CMC2 1993-2I A2      125714CD5               363,566     366,690     366,357         (333)    100.8076    100.7677   (0.04)
FHLMC Ser 1338 H,    312911UK4               435,000     431,873     432,550          677      99.6560     99.4370   (0.22)
FHLMC Ser 1374 B,    312912CL0               350,000     345,843     346,552          708      99.1590     99.0150   (0.15)
FNMA REMIC PASS      31358GUF2               170,897     167,563     171,208        3,645     100.2880    100.1820   (0.11)
RES FUND 6.70%       760944JA7             1,000,000     912,310     985,000       72,690      98.6870     98.5000   (0.19)

                Subtotals                  2,319,464   2,224,281   2,301,669       77,388

===> FRN-Corp. Restricted Security
Reinsurance Group,   759351AA7               500,000     495,895     490,000       (5,895)     98.5000     98.0000   (0.51)

                Subtotals                    500,000     495,895     490,000       (5,895)

===> Fixed Rate Bonds - Corporate
Heller Financial,    423328BA0               400,000     417,792     413,500       (4,292)    103.5000    103.3750   (0.12)

                Subtotals                    400,000     417,792     413,500       (4,292)

===> Fixed Rate Notes - Corporate
Applied Materials,   03822VAD3               400,000     399,448     392,191       (7,256)     98.4459     98.0479   (0.40)
Citi Grp             12560QAH2               400,000     388,756     382,385       (6,370)     95.9009     95.5963   (0.32)
Cargill Inc., 8.35%, 14178#AD5               500,000     531,000     535,462        4,462     107.4315    107.0925   (0.32)
CHRYSLER 5.375%      171205DB0               500,000     455,170     487,500       32,330      97.6250     97.5000   (0.13)
Citicorp, 9.50%,     173034FK0               400,000     449,300     444,962       (4,338)    111.5940    111.2405   (0.32)
Coca Cola Bottling   191098AB8               100,000      95,857      95,123         (733)     95.7229     95.1238   (0.63)
CONTL BK CHICAGO     211134XL0               400,000     436,512     434,000       (2,512)    108.6250    108.5000   (0.12)
Corestates Captl     218693AH2               250,000     233,680     231,642       (2,037)     93.1253     92.6571   (0.50)
Dean Wittr Disc      24240VAB7               300,000     298,233     294,759       (3,474)     98.5449     98.2530   (0.30)
Federal Exp          313309AK2               200,000     200,164     198,790       (1,373)     99.5171     99.3951   (0.12)
Ford Motor Credit,   345397NJ8               500,000     497,765     463,134      (34,631)     93.1521     92.6268   (0.56)
Intl Lease Finance   45974VNP9               250,000     246,450     247,254          804      99.1002     98.9019   (0.20)
PAINE WEBBER 7.0%    695629AM7               500,000     457,495     499,390       41,895     100.0670     99.8780   (0.19)

                Subtotals                  4,700,000   4,689,830   4,706,595       16,765

===> Floating Rate Notes - Agency
FNMA VAR RT 072397   31364AVB5               700,000     658,294     711,724       53,430     101.8402    101.6749   (0.16)

                Subtotals                    700,000     658,294     711,724       53,430

===> Mortgage Backed Securities
GNR 94-7 PG,         3837H0GE7               500,000     488,203     482,474       (5,728)     96.8869     96.4949   (0.40)


                      Conservative Balanced Fund (131038..)   ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)

                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

MANAGED FIXED INCOME; Galliard Capital Management - KT/JH

                Subtotals                    500,000     488,203     482,474       (5,728)

===> Receivables Backed Securities
Keystone, 7.45%,     525177AT8               300,000     299,859     297,579       (2,279)     99.6133     99.1933   (0.42)

                Subtotals                    300,000     299,859     297,579       (2,279)

===> Stripped Securities
RESOL FDG STRIP      76116EAW0               500,000     342,653     388,950       46,296      78.0460     77.7900   (0.33)

                Subtotals                    500,000     342,653     388,950       46,296

===> U.S. Treasury Obligations
UST Note, 7.50%,     912827F49             2,500,000   2,662,500   2,624,215      (38,285)    105.3125    104.9686   (0.33)
UST Note, 5.00%,     912827N65             3,000,000   2,931,562   2,910,000      (21,562)     97.1875     97.0000   (0.19)
UST Note, 6.50%,     912827U83             1,500,000   1,512,656   1,480,779      (31,877)     99.0625     98.7186   (0.35)
UST Note, 6.25%,     912827V25               500,000     503,671     497,500       (6,171)     99.7500     99.5000   (0.25)
UST Note, 5.00%,     912827W57             4,500,000   4,438,125   4,426,875      (11,250)     98.5000     98.3750   (0.13)

                Subtotals                 12,000,000  12,048,515  11,939,369     (109,146)

                Segment Totals  Shares             0
                                Face Amt  22,656,308  22,402,168  22,468,707       66,538

                      Conservative Balanced Fund (131038..)   ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

INCOME EQUITY; Norwest Capital Mgt Trust & Co. - DR/JH

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
American Tel &       001957109 T               5,300     282,370     324,625       42,255      61.5000     61.2500   (0.41)
American Brands Inc  024703100 AMB             4,100     137,350     170,662       33,312      41.7500     41.6250   (0.30)
American Express Co  025816109 AXP             4,700     144,525     227,950       83,425      48.2500     48.5000    0.52
American General     026351106 AGC             4,300     119,664     151,037       31,373      34.7500     35.1250    1.08
American Home        026609107 AHP             2,100     136,237     221,550       85,312     106.8750    105.5000   (1.29)
Atlantic Richfield   048825103 ARC             1,500     158,218     176,625       18,406     118.5000    117.7500   (0.63)
Chevron Corporation  166751107 CHV             4,100     175,411     237,800       62,388      58.5000     58.0000   (0.85)
Consolidated Natural 209615103 CNG             5,100     182,853     238,425       55,571      46.5000     46.7500    0.54
Dayton Hudson Corp   239753106 DH              2,100     174,300     200,550       26,250      93.5000     95.5000    2.14
Deluxe Corp          248019101 DLX             6,500     186,875     227,500       40,625      34.7500     35.0000    0.72
Du Pont E I De       263534109 DD              4,100     227,037     329,537      102,500      79.8750     80.3750    0.63
Dun & Bradstreet     264830100 DNB             5,000     281,901     304,375       22,473      61.1250     60.8750   (0.41)
Eastman Kodak Co     277461109 EK              3,500     167,175     267,750      100,575      76.7500     76.5000   (0.33)
Emerson Electric     291011104 EMR             3,000     190,125     250,875       60,750      83.3750     83.6250    0.30
Exxon Corporation    302290101 XON             3,300     197,910     280,500       82,590      85.8750     85.0000   (1.02)
FPL Group Inc        302571104 FPL             2,200      73,150      94,875       21,725      42.8750     43.1250    0.58
First Bank System    319279105 FBS             4,300     155,337     259,075      103,737      60.5000     60.2500   (0.41)
GTE Corp             362320103 GTE             6,500     199,875     281,937       82,062      43.7500     43.3750   (0.86)
General Electric Co  369604103 GE              4,000     193,862     310,000      116,137      77.6250     77.5000   (0.16)
Hewlett-Packard      428236103 HWP             4,700     227,373     497,612      270,238     107.2500    105.8750   (1.28)
Honeywell Inc        438506107 HON             7,700     245,812     405,212      159,399      51.8750     52.6250    1.45
Johnson & Johnson    478160104 JNJ             2,400     131,100     222,000       90,900      91.8750     92.5000    0.68
May Dept Stores      577778103 MA              3,300     126,225     168,300       42,075      50.0000     51.0000    2.00
Macdonalds Corp      580135101 MCD             4,100     117,875     196,287       78,412      48.2500     47.8750   (0.78)
Merck & Company Inc  589331107 MRK             3,100     115,087     187,550       72,462      60.7500     60.5000   (0.41)
Minnesota Mining &   604059105 MMM             4,000     215,432     263,000       47,567      66.0000     65.7500   (0.38)
Mobil Corp           607059102 MOB             1,800     147,825     207,000       59,175     117.3750    115.0000   (2.02)
J P Morgan & Company 616880100 JPM             3,500     210,963     294,437       83,474      84.1250     84.1250    0.00
Morton International 619331101 MII             6,900     195,052     244,087       49,035      35.2500     35.3750    0.35
Pacific Gas &        694308107 PCG             3,600     103,411      81,900      (21,511)     22.6250     22.7500    0.55
J.C. Penney Company, 708160106 JCP               400      17,640      19,800        2,160      49.3750     49.5000    0.25
Pepsico              713448108 PEP             3,500     123,375     222,250       98,875      61.3750     63.5000    3.46
Pfizer Inc.          717081103 PFE             3,400     129,458     234,175      104,716      68.1250     68.8750    1.10
Philip Morris Cos.,  718154107 MO              3,000     184,125     270,375       86,250      89.5000     90.1250    0.70
Procter & Gamble     742718109 PG              2,500     155,625     211,250       55,625      84.2500     84.5000    0.30
Public Svc           744573106 PEG             6,200     171,799     161,975       (9,824)     26.1250     26.1250    0.00
Royal Dutch          780257705 RD              1,300     142,512     186,225       43,712     144.0000    143.2500   (0.52)
Sara Lee Corporation 803111103 SLE             3,500     100,507     108,500        7,992      30.8750     31.0000    0.40
Schlumberger Ltd     806857108 SLB             4,100     232,110     361,825      129,714      88.5000     88.2500   (0.28)
Sears Roebuck & Co   812387108 S               3,000      83,339     149,625       66,285      49.5000     49.8750    0.76
Texas Utilities      882848104 TXU             2,500      81,715     100,625       18,910      39.6250     40.2500    1.58
Transamerica         893485102 TA              3,800     190,325     288,800       98,475      76.0000     76.0000    0.00


                      Conservative Balanced Fund (131038..)   ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

INCOME EQUITY; Norwest Capital Mgt Trust & Co. - DR/JH

===> Common Stock
United Technologies  913017109 UTX             2,800     168,350     309,400      141,050     108.3750    110.5000    1.96
WMX Tech Inc         92929Q107 WMX             6,500     179,859     225,875       46,016      34.1250     34.7500    1.83

                Subtotals                    167,300   7,181,081  10,173,737    2,992,656

===> Repurchase Agreements
Bear, Stearns & Co., BS                      402,492     402,492     402,492            0          N/A         N/A     N/A

                Subtotals                    402,492     402,492     402,492            0

                Segment Totals  Shares       167,300
                                Face Amt     402,492   7,583,573  10,576,230    2,992,656


                      Conservative Balanced Fund (131038..)   ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

INDEX; Portfolio of Core Trust(Delaware)

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
Index NP Fund        CFIX16004 INDX          334,395   7,578,454  10,608,482    3,030,028      31.7213     31.7244    0.01

                Subtotals                    334,395   7,578,454  10,608,482    3,030,028

                Segment Totals  Shares       334,395
                                Face Amt           0   7,578,454  10,608,482    3,030,028


                      Conservative Balanced Fund (131038..)   ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

LARGE COMPANY GROWTH; Peregrine Capital Management - JD/DK

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
Airtouch             00949T100 ATI             3,400      98,132     106,250        8,117      31.8750     31.2500   (1.96)
Alco Standard        013788104 ASN             1,750      66,884     101,281       34,396      57.3750     57.8750    0.87
American Int'l Group 026874107 AIG             5,550     367,884     507,131      139,247      91.0000     91.3750    0.41
Amgen, Inc.          031162100 AMGN            3,200     198,492     184,000      (14,492)     56.8750     57.5000    1.10
Autozone Inc.        053332102 AZO             9,900     253,829     361,350      107,521      36.5000     36.5000    0.00
Cisco Systems, Inc.  17275R102 CSCO            6,200     241,625     321,625       79,999      52.0000     51.8750   (0.24)
Cintas               172908105 CTAS            3,700     136,131     198,875       62,743      53.5000     53.7500    0.47
Coca Cola Co         191216100 KO              4,500     239,878     366,750      126,871      81.1250     81.5000    0.46
Columbia/HCA         197677107 COL             6,800     350,773     361,250       10,476      52.6250     53.1250    0.95
Corporate Express    219888104 CEXP            4,700     130,905     175,662       44,757      36.7500     37.3750    1.70
DST Systems, Inc.    233326107 DST             3,800      94,008     139,650       45,641      37.7500     36.7500   (2.65)
Danka Business       236277109 DANKY           4,400     113,567     211,200       97,632      48.9375     48.0000   (1.92)
Disney Walt Co       254687106 DIS             3,600     171,801     223,200       51,398      61.8750     62.0000    0.20
Donaldson,Lufkin,Jen 257661108 DLJ             3,600     110,549     121,500       10,950      34.1250     33.7500   (1.10)
Ericsson (l.m.)      294821400 ERICY          18,000     272,616     366,750       94,133      20.3125     20.3750    0.31
First Data Corp.     319963104 FDC             7,200     391,351     547,200      155,848      76.1250     76.0000   (0.16)
Fiserv, Inc.         337738108 FISV US         4,700     110,136     143,350       33,213      30.7500     30.5000   (0.81)
Franklin Resources,  354613101 BEN             6,700     287,025     383,575       96,549      57.3750     57.2500   (0.22)
General Mtrs Corp Cl 370442402 GME             5,400     201,091     304,425      103,333      56.2500     56.3750    0.22
General Re Corp      370563108 GRN               400      61,972      57,150       (4,822)    143.1250    142.8750   (0.17)
HBO & Company        404100109 HBOC            1,600     119,542     190,000       70,457     117.5000    118.7500    1.06
Hewlett-Packard      428236103 HWP             4,100     342,054     434,087       92,032     107.2500    105.8750   (1.28)
Home Depot Inc       437076102 HD              5,900     275,660     279,512        3,852      47.3750     47.3750    0.00
Intel                458140100 INTC            7,200     258,186     487,800      229,613      68.1250     67.7500   (0.55)
Lowes Companies, Inc 548661107 LOW             5,800     226,333     187,775      (38,558)     32.1250     32.3750    0.78
Medaphis Corp        584028104 MEDA            9,100     257,332     419,737      162,405      46.7500     46.1250   (1.34)
Microsoft Corp       594918104 MSFT            5,700     389,778     646,237      256,459     112.6250    113.3750    0.67
Molex Inc. Cl A      608554200 MOLXA           6,656     175,424     199,680       24,255      30.2500     30.0000   (0.83)
Motorola             620076109 MOT             2,900     171,513     177,625        6,111      61.7500     61.2500   (0.81)
Office Depot Inc     676220106 ODP            17,800     446,577     398,275      (48,302)     22.2500     22.3750    0.56
Paychex, Inc.        704326107 PAYX            2,400      66,916     162,600       95,683      68.5000     67.7500   (1.09)
Petsmart Inc         716768106 PETM            5,650     144,975     250,718      105,742      42.7500     44.3750    3.80
Pfizer Inc.          717081103 PFE             3,800     234,745     261,725       26,979      68.1250     68.8750    1.10
Philip Morris Cos.,  718154107 MO              2,600     179,873     234,325       54,451      89.5000     90.1250    0.70
T. Rowe Price        741477103 TROW            3,900     141,986     217,425       75,438      56.5000     55.7500   (1.33)
Schwab Charles Corp  808513105 SCH            20,600     254,685     504,700      250,014      25.1250     24.5000   (2.49)
Solectron Corp       834182107 SLR             4,600     142,317     204,700       62,382      45.0000     44.5000   (1.11)
Sungard Data         867363103 SNDT            2,800      74,551      93,100       18,549      34.2500     33.2500   (2.92)
Viking Office        926913104 VKNG            2,400      79,962     142,500       62,537      60.1250     59.3750   (1.25)

                Subtotals                    223,006   7,881,075  10,674,698    2,793,623


                      Conservative Balanced Fund (131038..)   ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

LARGE COMPANY GROWTH; Peregrine Capital Management - JD/DK

===> Repurchase Agreements
Bear, Stearns & Co., BS                      161,378     161,378     161,378            0          N/A         N/A     N/A

                Subtotals                    161,378     161,378     161,378            0

                Segment Totals  Shares       223,006
                                Face Amt     161,378   8,042,453  10,836,077    2,793,623


                      Conservative Balanced Fund (131038..)   ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

SMALL COMPANY GROWTH; Portfolio of Core Trust (Delaware)

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
Small Company NP     CFSC16003 SCGF          131,036   3,062,802   4,406,636    1,343,834      33.6482     33.6292   (0.06)

                Subtotals                    131,036   3,062,802   4,406,636    1,343,834

                Segment Totals  Shares       131,036
                                Face Amt           0   3,062,802   4,406,636    1,343,834


                      Conservative Balanced Fund (131038..)   ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

INTERNATIONAL; Portfolio of Core Trust (Delaware)

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
International Core   CFI216002 IIF           265,189   5,439,479   6,416,240      976,761      24.2469     24.1949   (0.21)

                Subtotals                    265,189   5,439,479   6,416,240      976,761

                Segment Totals  Shares       265,189
                                Face Amt           0   5,439,479   6,416,240      976,761


                      Conservative Balanced Fund (131038..)   ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

STABLE INCOME FUND; Norwest Investment Management - MG/HH

===> Asset Backed Securities
AFC Mortgage ABS     00105HAT3               528,418     531,142     528,910       (2,232)    100.1354    100.0932   (0.04)
GMAC Trust 4.50%,    36187TAA3               361,853     360,609     360,897          288      99.7409     99.7359   (0.01)
GMAC Trust 4.00%,    36187WAA6               426,256     422,193     423,237        1,044      99.3099     99.2919   (0.02)
Green Tree Fin       393505BE1               661,635     652,227     656,480        4,252      99.2399     99.2209   (0.02)
Green Tree Fin 94-1  393505BU5               669,786     654,506     667,956       13,450      99.7589     99.7269   (0.03)
Green Tree Fin       393505EK4               188,348     188,289     188,913          623     100.3099    100.2999   (0.01)
Sasco 1995 C3        863572FV0               459,145     459,145     459,140           (5)     99.9993     99.9989   (0.00)

                Subtotals                  3,295,442   3,268,115   3,285,537       17,422

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Collateralized Mortgage Obligations
FHLMC Ser 1096 D     3129053H3               546,068     551,230     546,712       (4,518)    100.1699    100.1179   (0.05)
FHLB DU-98 1         313389QM3               900,000     829,125     882,295       53,170      98.1461     98.0328   (0.12)
FHLMC-GNMA Ser 24 ZC 3133T2JY7               679,339     655,350     655,766          415      96.6579     96.5299   (0.13)
FHLMC 1694 PL        3133T4NF9             1,000,000     990,312     988,439       (1,873)     98.9039     98.8439   (0.06)
FNMA Swap Trust      31359LKJ3             1,384,567   1,384,567   1,381,500       (3,066)     99.7795     99.7785   (0.00)
MNB 1990-1 A         574112AA6               374,895     375,833     375,832           (0)    100.2479    100.2500    0.00
MLCC 94 B A1         59020QAG9               450,458     450,775     450,458         (316)    100.0000    100.0000    0.00
RTC 1992-C2 A2       76116NHF0             1,668,251   1,683,891   1,670,462      (13,429)    100.2121    100.1325   (0.08)
RTC 92 M3 A4, due    76116NHY9               954,178     969,683     957,159      (12,524)    100.3740    100.3124   (0.06)
RTC 1992 C3 A3       76116NJY7             1,000,236   1,012,739   1,008,350       (4,389)    100.8117    100.8112   (0.00)
RTC 1992-7 A2D,      76116NLD0               736,270     746,854     741,990       (4,863)    100.8225    100.7769   (0.05)
RTC 1992 18P-A4      76116NTA8               606,003     606,003     605,428         (574)     99.9056     99.9052   (0.00)
Sears Mortgage       812373HG6               140,347     140,347     140,014         (332)     99.7759     99.7629   (0.01)

                Subtotals                 10,440,617  10,396,715  10,404,410        7,695

===> Fixed Rate Notes - Corporate
BankAmerica          066050BU8               250,000     251,982     249,742       (2,240)     99.9574     99.8968   (0.06)
Chrysler Fin Corp.,  17120QPY1               300,000     304,278     298,835       (5,442)     99.7339     99.6117   (0.12)
First Bank N.A.      31925EAB2               200,000     186,592     185,986         (606)     93.4550     92.9930   (0.49)

                Subtotals                    750,000     742,852     734,563       (8,289)

===> Mortgage Backed Securities
FNMA ARM Pool 318464 31374MWZ3               543,341     547,331     553,596        6,265     102.1375    101.8875   (0.24)
FNMA ARM Pool 321051 31374QTG0               869,183     883,850     883,491         (358)    101.8965    101.6462   (0.25)
FNMA ARM Pool 331866 31375DTX1               557,327     562,378     564,146        1,767     101.4755    101.2234   (0.25)

                Subtotals                  1,969,852   1,993,560   2,001,234        7,673

===> Municipal Bonds


                      Conservative Balanced Fund (131038..)   ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

STABLE INCOME FUND; Norwest Investment Management - MG/HH

===> Municipal Bonds
LA County Pension    54474CCJ4               330,000     330,000     330,412          412     100.1250    100.1250    0.00
Utah School Rmktd    917556DP4               500,000     517,830     496,421      (21,408)     99.7219     99.2843   (0.44)

                Subtotals                    830,000     847,830     826,834      (20,996)

===> Receivables Backed Securities
Daimler-Benz Auto,   233832AA2               525,947     520,482     522,696        2,214      99.3889     99.3819   (0.01)
Ford Cr Grantor Tr   34527KAA6               402,547     400,786     401,867        1,080      99.8439     99.8309   (0.01)

                Subtotals                    928,495     921,269     924,563        3,294

===> Repurchase Agreements
Bear, Stearns & Co., BS                    2,107,271   2,107,271   2,107,271            0          N/A         N/A     N/A

                Subtotals                  2,107,271   2,107,271   2,107,271            0

===> U.S. Treasury Obligations
UST Note, 6.125%,    912827V41             1,900,000   1,945,507   1,881,590      (63,916)     99.2811     99.0311   (0.25)

                Subtotals                  1,900,000   1,945,507   1,881,590      (63,916)

                Segment Totals  Shares             0
                                Face Amt  22,221,679  22,223,121  22,166,004      (57,116)


                      Conservative Balanced Fund (131038..)   ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

SHORT MATURITY INVESTMENT FUND; Norwest Investment Management - DS/LW

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Commercial Paper
Atlas Funding Corp.  04932LEF1               500,000     498,930     498,930            0          N/A         N/A     N/A
Jet Funding Corp.    47712AEX1               500,000     497,771     497,771            0          N/A         N/A     N/A
Southland Corp,      84443JGX9               500,000     493,478     493,228         (250)     98.6308     98.6456    0.02
Sydney Capital Corp. 87123LEV0               500,000     497,892     497,892            0          N/A         N/A     N/A
Working Capital Mgt  91837RF54               500,000     497,044     497,044            0          N/A         N/A     N/A

                Subtotals                  2,500,000   2,485,117   2,484,866         (250)

===> Fixed Rate Notes - Corporate
Ford Motor Credit,   345402LS8               500,000     499,600     499,495         (105)     99.8973     99.8990    0.00

                Subtotals                    500,000     499,600     499,495         (105)

===> Floating Rate Notes - Corporate
Bear, Stearns & Co., 073908LQ6               500,000     500,350     500,107         (242)    100.0256    100.0215   (0.00)
Ford Motor Credit,   345402KT7               500,000     498,840     499,679          839      99.9324     99.9359    0.00
Sigma Finance,       SIGMA5396               500,000     500,055     500,000          (55)     99.9986    100.0000    0.00

                Subtotals                  1,500,000   1,499,245   1,499,787          542

===> Repurchase Agreements
Bear, Stearns & Co., BS                   10,342,462  10,342,462  10,342,462            0          N/A         N/A     N/A

                Subtotals                 10,342,462  10,342,462  10,342,462            0

                Segment Totals  Shares             0
                                Face Amt  14,842,462  14,826,425  14,826,611          186


                      Conservative Balanced Fund (131038..)   ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

TOTAL RETURN BOND; United Capital Managment - DK/MB

===> Cash Account
Not Applicable       $$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Fixed Rate Notes - Agency
Federal Farm Credit  31331NUR3               175,000     175,298     173,858       (1,440)     99.4188     99.3477   (0.07)
FNMA, 5.375%, due    31359CCC7               225,000     224,947     222,155       (2,791)     98.8335     98.7358   (0.10)
FNMA, 6.06%, due     31364BLX6               225,000     225,210     224,835         (375)     99.9800     99.9269   (0.05)
FNMA, 5.92%, due     31364CAC2               225,000     225,000     223,499       (1,500)     99.4392     99.3330   (0.11)

                Subtotals                    850,000     850,456     844,348       (6,107)

===> Fixed Rate Notes - Corporate
AMR Corp., 7.47%,    00176LDS7               500,000     507,085     505,676       (1,408)    101.1682    101.1353   (0.03)
Cigna Corp 8.00%     125509AC3               200,000     203,486     201,294       (2,192)    100.6863    100.6470   (0.04)
Chrysler Fin Corp    171205DE4               425,000     436,490     430,938       (5,552)    101.4512    101.3973   (0.05)
General Motors Acc.  37042M5C3               550,000     544,395     548,560        4,164      99.7739     99.7382   (0.04)
Houston Industries,  442161AC9               500,000     504,290     503,459         (830)    100.7412    100.6919   (0.05)
McDermott            58003QAD9               275,000     282,326     279,125       (3,201)    101.5000    101.5000    0.00
National Rural       637432BC8               200,000     210,548     207,211       (3,336)    103.6457    103.6056   (0.04)
Ohio Edison, 8.50%,  677347BH8               375,000     382,278     375,022       (7,255)    100.0061    100.0061    0.00
Salomon Inc., MTN    79549KD20               500,000     491,285     497,177        5,892      99.4696     99.4355   (0.03)
USX Corporation,     902905AJ7               280,000     292,420     288,754       (3,666)    103.2075    103.1265   (0.08)

                Subtotals                  3,805,000   3,854,606   3,837,219      (17,386)

===> Repurchase Agreements
Bear, Stearns & Co., BS                      569,455     569,455     569,455            0          N/A         N/A     N/A

                Subtotals                    569,455     569,455     569,455            0

===> U.S. Treasury Obligations
UST Bond 9.375% due  912810DU9             1,200,000   1,499,625   1,428,750      (70,875)    119.5625    119.0625   (0.42)
UST Bond, 8.125%,due 912810ED6               975,000   1,151,566   1,088,037      (63,528)    112.3436    111.5936   (0.67)
UST Note, 8.00%,     912827A85               250,000     268,515     266,875       (1,640)    107.0625    106.7500   (0.29)
UST Note, 8.25%,     912827B50               525,000     560,355     548,132      (12,223)    104.5625    104.4061   (0.15)
UST Note, 7.25%, due 912827Q88             1,375,000   1,460,351   1,424,412      (35,939)    104.0625    103.5936   (0.45)
UST Note,            912827R79               250,000     259,089     255,234       (3,855)    102.1875    102.0936   (0.09)
UST Note, 7.50%,due  912827S37             1,225,000   1,256,677   1,241,078      (15,599)    101.3436    101.3125   (0.03)
UST Note, 6.875%,    912827S94               500,000     506,171     505,155       (1,016)    101.1250    101.0311   (0.09)
UST Note, 7.125%,    912827T28             1,025,000   1,092,417   1,051,584      (40,833)    102.9061    102.5936   (0.30)
UST Note, 6.875%,    912827T44             1,375,000   1,453,750   1,399,491      (54,258)    102.0625    101.7812   (0.28)
UST Note, 6.25%,     912827U26             1,350,000   1,394,609   1,344,093      (50,515)     99.8125     99.5625   (0.25)
UST Note, 6.125%,    912827U67             1,150,000   1,192,425   1,139,576      (52,849)     99.3750     99.0936   (0.28)
UST Note, 5.875%,    912827U75               575,000     583,714     571,944      (11,770)     99.6250     99.4686   (0.16)
UST Note,            912827WW8             2,400,000   2,627,250   2,550,000      (77,250)    106.4375    106.2500   (0.18)
UST Note, 8.5%,      912827YN6               650,000     725,308     696,312      (28,996)    107.4686    107.1250   (0.32)


                      Conservative Balanced Fund (131038..)   ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

TOTAL RETURN BOND; United Capital Managment - DK/MB

===> U.S. Treasury Obligations
UST Note, 8.5%,      912827YT3               100,000     104,171     102,625       (1,546)    102.6875    102.6250   (0.06)
UST Note, 8.875%,    912827YW6               400,000     454,812     435,250      (19,562)    109.1250    108.8125   (0.29)
UST Note, 8.75%,     912827ZE5               975,000   1,110,859   1,060,616      (50,242)    109.0625    108.7812   (0.26)

                Subtotals                 16,300,000  17,701,673  17,109,168     (592,504)

                Segment Totals  Shares             0
                                Face Amt  21,524,455  22,976,192  22,360,193     (615,999)


                      Conservative Balanced Fund (131038..)   ACCT DATE 04/30/96
                             FINAL MARKET VALUATION           Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

POSITIVE RETURN; Peregrine Capital Managment - PB/BG/KV

===> Cash Account
Not Applicable       $$CASH$$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Receivable Backed Securities
CVYMT 1994-2 A       16678KAC6             1,000,000   1,001,093   1,001,789          695     100.1789    100.1789    0.00

                Subtotals                  1,000,000   1,001,093   1,001,789          695

===> Receivables Backed Securities
Bombardier Rec       09775PAA6             1,700,000   1,710,812   1,701,530       (9,282)    100.0900    100.0900    0.00
Carco Auto Loan Mstr 141389AJ5             1,000,000   1,003,593   1,000,089       (3,504)    100.0079    100.0089    0.00
Discover Card 92-A A 25466LAS6                83,333      82,259      83,150          891      99.7810     99.7810    0.00
IBMMT 1993-1 A       44922GAA5               515,885     495,250     510,668       15,418      99.0199     98.9887   (0.03)
Signet Credit Card   826908AL9             1,000,000   1,000,937     999,239       (1,698)     99.9219     99.9239    0.00

                Subtotals                  4,299,219   4,292,852   4,294,677        1,824

===> Repurchase Agreements
Bear, Stearns & Co., BS                   15,996,455  15,996,455  15,996,455            0          N/A         N/A     N/A

                Subtotals                 15,996,455  15,996,455  15,996,455            0

===> U.S. Treasury Obligations
UST Bond, 6.25%,     912810EQ7               800,000     823,750     722,248     (101,501)     90.8436     90.2811   (0.62)
UST Bond, 7.5%,      912810ES3               725,000     868,527     766,006     (102,520)    106.2811    105.6561   (0.59)

                Subtotals                  1,525,000   1,692,277   1,488,255     (204,021)

                Segment Totals  Shares             0
                                Face Amt  22,820,674  22,982,679  22,781,177     (201,501)
                Fund Totals     Shares     1,120,926
                                Face Amt 104,629,451 137,117,350 147,446,361   10,329,010

                                                 Today  Yesterday  Unit Change   % Change
                Dow Jones Industrial Average    999.99     999.99         0.00      0.000


              Moderate Balanced Fund (131039..)      ACCT DATE 04/30/96

                  FINAL MARKET VALUATION                    Format D

         Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

MANAGED FIXED INCOME; NOT ASSIGNED

===> Cash Account
Not Applicable - CMA |$$CASH$$               214,799     214,799     214,799            0          N/A         N/A     N/A

                Subtotals                    214,799     214,799     214,799            0

===> Collateralized Mortgage Obligations
CMC2 1993-2I A2      125714CD5               848,321     855,612     854,834         (777)    100.8076    100.7677   (0.04)
FHLMC Ser 1338 H,    312911UK4               900,000     893,531     894,933        1,401      99.6560     99.4370   (0.22)
FHLMC Ser 1374 B,    312912CL0               900,000     889,312     891,135        1,822      99.1590     99.0150   (0.15)
FNMA REMIC PASS      31358GUF2               341,795     335,127     342,417        7,290     100.2880    100.1820   (0.11)
RES FUND 6.70%       760944JA7             2,100,000   1,915,851   2,068,500      152,649      98.6870     98.5000   (0.19)

                Subtotals                  5,090,117   4,889,434   5,051,820      162,386

===> FRN-Corp. Restricted Security
Reinsurance Group,   759351AA7             1,000,000     991,790     980,000      (11,790)     98.5000     98.0000   (0.51)

                Subtotals                  1,000,000     991,790     980,000      (11,790)

===> Fixed Rate Notes - Corporate
Applied Materials,   03822VAD3               850,000     848,827     833,407      (15,419)     98.4459     98.0479   (0.40)
Citi Grp             12560QAH2               800,000     777,512     764,770      (12,741)     95.9009     95.5963   (0.32)
Cargill Inc., 8.35%, 14178#AD5             1,100,000   1,168,200   1,178,017        9,817     107.4315    107.0925   (0.32)
CHRYSLER 5.375%      171205DB0             1,100,000   1,001,374   1,072,500       71,126      97.6250     97.5000   (0.13)
Citicorp, 9.50%,     173034FK0             1,000,000   1,123,250   1,112,405      (10,845)    111.5940    111.2405   (0.32)
Coca Cola Bottling   191098AB8               500,000     479,285     475,619       (3,666)     95.7229     95.1238   (0.63)
CONTL BK CHICAGO     211134XL0               800,000     873,024     868,000       (5,024)    108.6250    108.5000   (0.12)
Corestates Captl     218693AH2               650,000     607,568     602,271       (5,296)     93.1253     92.6571   (0.50)
Dean Wittr Disc      24240VAB7               650,000     646,171     638,644       (7,527)     98.5449     98.2530   (0.30)
Federal Exp          313309AK2               450,000     450,369     447,277       (3,091)     99.5171     99.3951   (0.12)
Ford Motor Credit,   345397NJ8             1,100,000   1,095,083   1,018,894      (76,188)     93.1521     92.6268   (0.56)
Heller Financial,    423328BA0               800,000     835,584     827,000       (8,584)    103.5000    103.3750   (0.12)
Intl Lease Finance,  45974VNP9               625,000     616,125     618,136        2,011      99.1002     98.9019   (0.20)
Lehman Brths Hldgs   524908AA8               750,000     839,025     814,655      (24,369)    109.4526    108.6207   (0.76)
PAINE WEBBER 7.0%    695629AM7             1,100,000   1,006,489   1,098,658       92,169     100.0670     99.8780   (0.19)

                Subtotals                 12,275,000  12,367,886  12,370,257        2,371

===> Floating Rate Notes - Agency
FNMA VAR RT 072397   31364AVB5             1,400,000   1,316,588   1,423,448      106,860     101.8402    101.6749   (0.16)

                Subtotals                  1,400,000   1,316,588   1,423,448      106,860

===> Mortgage Backed Securities
GNR 94-7 PG,         3837H0GE7             1,000,000     976,406     964,949      (11,457)     96.8869     96.4949   (0.40)

                Subtotals                  1,000,000     976,406     964,949      (11,457)



          Moderate Balanced Fund (131039..)               ACCT DATE 04/30/96

             FINAL MARKET VALUATION                           Format D

     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

MANAGED FIXED INCOME; NOT ASSIGNED

===> Receivables Backed Securities
Keystone, 7.45%,     525177AT8               500,000     499,765     495,966       (3,799)     99.6133     99.1933   (0.42)

                Subtotals                    500,000     499,765     495,966       (3,799)

===> Stripped Securities
RESOL FDG STRIP      76116EAW0             1,000,000     685,307     777,900       92,592      78.0460     77.7900   (0.33)

                Subtotals                  1,000,000     685,307     777,900       92,592

===> U.S. Treasury Obligations
UST Note, 7.50%,     912827F49             3,000,000   3,195,000   3,149,058      (45,942)    105.3125    104.9686   (0.33)
UST Note, 5.75%,     912827L83             4,000,000   3,866,250   3,803,744      (62,506)     95.5625     95.0936   (0.49)
UST Notes, 5.0%,     912827N65             6,000,000   5,863,125   5,820,000      (43,125)     97.1875     97.0000   (0.19)
UST Note, 6.5%,      912827T85               950,000     957,718     937,531      (20,187)     99.1561     98.6875   (0.47)
UST Note, 5.875%,    912827U75             7,000,000   6,995,625   6,962,802      (32,823)     99.6250     99.4686   (0.16)
UST Note, 6.25%,     912827V25             3,500,000   3,525,468   3,482,500      (42,968)     99.7500     99.5000   (0.25)
UST Note, 5.00%,     912827W57             8,000,000   7,890,000   7,870,000      (20,000)     98.5000     98.3750   (0.13)

                Subtotals                 32,450,000  32,293,187  32,025,635     (267,552)

                Segment Totals  Shares             0
                                Face Amt  54,929,916  54,235,164  54,304,776       69,611



          Moderate Balanced Fund (131039..)               ACCT DATE 04/30/96

             FINAL MARKET VALUATION                            Format D

     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

INCOME EQUITY; NOT ASSIGNED

===> Cash Account

Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
American Tel &       001957109 T              25,200   1,331,910   1,543,500      211,590      61.5000     61.2500   (0.41)
American Brands Inc  024703100 AMB            17,400     582,900     724,275      141,375      41.7500     41.6250   (0.30)
American Express Co  025816109 AXP            21,000     645,750   1,018,500      372,750      48.2500     48.5000    0.52
American General     026351106 AGC            18,000     500,872     632,250      131,378      34.7500     35.1250    1.08
American Home        026609107 AHP             8,000     519,000     844,000      325,000     106.8750    105.5000   (1.29)
Atlantic Richfield   048825103 ARC             4,900     516,337     576,975       60,637     118.5000    117.7500   (0.63)
Chevron Corp         166751107 CHV            14,900     622,075     864,200      242,125      58.5000     58.0000   (0.85)
Consolidated Nat Gas 209615103 CNG            18,700     656,837     874,225      217,387      46.5000     46.7500    0.54
Dayton Hudson Corp   239753106 DH              8,700     722,100     830,850      108,750      93.5000     95.5000    2.14
Deluxe Corp          248019101 DLX            27,400     787,750     959,000      171,250      34.7500     35.0000    0.72
Du Pont E I De       263534109 DD             18,700   1,035,512   1,503,012      467,500      79.8750     80.3750    0.63
Dun & Bradstreet     264830100 DNB            18,800   1,054,140   1,144,450       90,310      61.1250     60.8750   (0.41)
Eastman Kodak Co     277461109 EK             15,200     714,150   1,162,800      448,650      76.7500     76.5000   (0.33)
Emerson Electric     291011104 EMR            11,500     728,812     961,687      232,875      83.3750     83.6250    0.30
Exxon Corporation    302290101 XON            13,500     809,687   1,147,500      337,812      85.8750     85.0000   (1.02)
FPL Group Inc        302571104 FPL             9,400     312,550     405,375       92,825      42.8750     43.1250    0.58
First Bank System    319279105 FBS            17,000     614,125   1,024,250      410,125      60.5000     60.2500   (0.41)
GTE Corp             362320103 GTE            27,400     842,550   1,188,475      345,925      43.7500     43.3750   (0.86)
General Electric Co  369604103 GE             15,800     765,472   1,224,500      459,027      77.6250     77.5000   (0.16)
Hewlett-Packard      428236103 HWP            19,000     917,697   2,011,625    1,093,927     107.2500    105.8750   (1.28)
Honeywell Inc        438506107 HON            27,000     836,011   1,420,875      584,863      51.8750     52.6250    1.45
Johnson & Johnson    478160104 JNJ             9,000     491,625     832,500      340,875      91.8750     92.5000    0.68
May Dept Stores      577778103 MA             13,700     524,025     698,700      174,675      50.0000     51.0000    2.00
Macdonalds Corp      580135101 MCD            17,400     500,250     833,025      332,775      48.2500     47.8750   (0.78)
Merck & Company Inc  589331107 MRK            12,000     445,500     726,000      280,500      60.7500     60.5000   (0.41)
Minnesota Mining &   604059105 MMM            18,000     960,365   1,183,500      223,135      66.0000     65.7500   (0.38)
Mobil Corp           607059102 MOB             7,400     607,725     851,000      243,275     117.3750    115.0000   (2.02)
J P Morgan & Company 616880100 JPM            14,200     855,795   1,194,575      338,779      84.1250     84.1250    0.00
Morton Int'l.        619331101 MII            24,900     694,087     880,837      186,750      35.2500     35.3750    0.35
Pacific Gas &        694308107 PCG            17,000     472,720     386,750      (85,970)     22.6250     22.7500    0.55
J.C. Penney Company, 708160106 JCP             5,400     238,140     267,300       29,160      49.3750     49.5000    0.25
Pepsico              713448108 PEP            15,000     528,750     952,500      423,750      61.3750     63.5000    3.46
Pfizer Inc.          717081103 PFE            13,000     494,670     895,375      400,705      68.1250     68.8750    1.10
Philip Morris Cos.,  718154107 MO             12,500     767,187   1,126,562      359,375      89.5000     90.1250    0.70
Procter & Gamble     742718109 PG             11,900     740,775   1,005,550      264,775      84.2500     84.5000    0.30
Public Svc           744573106 PEG            21,000     574,233     548,625      (25,608)     26.1250     26.1250    0.00
Royal Dutch          780257705 RD              5,400     591,975     773,550      181,575     144.0000    143.2500   (0.52)
Sara Lee Corporation 803111103 SLE             9,000     244,895     279,000       34,105      30.8750     31.0000    0.40
Schlumberger Ltd     806857108 SLB            14,750     815,646   1,301,687      486,041      88.5000     88.2500   (0.28)
Sears Roebuck & Co   812387108 S              13,680     380,027     682,290      302,262      49.5000     49.8750    0.76
Texas Utilities      882848104 TXU            10,200     353,660     410,550       56,890      39.6250     40.2500    1.58
Transamerica Corp    893485102 TA             15,600     781,185   1,185,600      404,415      76.0000     76.0000    0.00



          Moderate Balanced Fund (131039..)               ACCT DATE 04/30/96

             FINAL MARKET VALUATION                            Format D

      Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

INCOME EQUITY; NOT ASSIGNED

===> Common Stock
United Technologies  913017109 UTX            11,900     715,487   1,314,950      599,462     108.3750    110.5000    1.96
WMX Tech Inc         92929Q107 WMX            28,800     789,420   1,000,800      211,380      34.1250     34.7500    1.83

                Subtotals                    679,230  29,084,387  41,393,552   12,309,165

===> Repurchase Agreements
Bear, Stearns & Co., BS                      330,985     330,985     330,985            0          N/A         N/A     N/A

                Subtotals                    330,985     330,985     330,985            0

                Segment Totals  Shares       679,230
                                Face Amt     330,985  29,415,372  41,724,537   12,309,165



          Moderate Balanced Fund (131039..)               ACCT DATE 04/30/96

             FINAL MARKET VALUATION                            Format D

   Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

INDEX; NOT ASSIGNED

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0
         N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
Index NP Fund        CFIX16004 INDX        1,318,379  29,419,203  41,824,794   12,405,590      31.7213     31.7244    0.01

                Subtotals                  1,318,379  29,419,203  41,824,794   12,405,590

                Segment Totals  Shares     1,318,379
                                Face Amt           0  29,419,203  41,824,794   12,405,590



          Moderate Balanced Fund (131039..)               ACCT DATE 04/30/96

             FINAL MARKET VALUATION                           Format D

     Cost and Tax Lot Summary (Internal Use)



                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

LARGE COMPANY GROWTH; NOT ASSIGNED

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
Airtouch             00949T100 ATI            13,800     386,352     431,250       44,897      31.8750     31.2500   (1.96)
Alco Standard        013788104 ASN             7,200     275,102     416,700      141,597      57.3750     57.8750    0.87
American Int'l Group 026874107 AIG            22,000   1,434,239   2,010,250      576,010      91.0000     91.3750    0.41
Amgen, Inc.          031162100 AMGN           12,600     783,818     724,500      (59,318)     56.8750     57.5000    1.10
Autozone Inc.        053332102 AZO            39,700   1,011,222   1,449,050      437,827      36.5000     36.5000    0.00
Cisco Systems, Inc.  17275R102 CSCO           24,100     919,191   1,250,187      330,996      52.0000     51.8750   (0.24)
Cintas               172908105 CTAS           12,400     449,230     666,500      217,269      53.5000     53.7500    0.47
Coca Cola Co         191216100 KO             19,100   1,001,071   1,556,650      555,579      81.1250     81.5000    0.46
Columbia/HCA         197677107 COL            25,600   1,324,324   1,360,000       35,675      52.6250     53.1250    0.95
Corporate Express    219888104 CEXP           20,300     556,224     758,712      202,488      36.7500     37.3750    1.70
DST Systems, Inc.    233326107 DST            14,800     362,901     543,900      180,998      37.7500     36.7500   (2.65)
Danka Business       236277109 DANKY          17,900     442,760     859,200      416,439      48.9375     48.0000   (1.92)
Disney Walt Co       254687106 DIS            13,200     635,743     818,400      182,657      61.8750     62.0000    0.20
Donaldson,Lufkin,Jen 257661108 DLJ            13,900     424,483     469,125       44,641      34.1250     33.7500   (1.10)
Ericsson (l.m.)      294821400 ERICY          66,200   1,001,410   1,348,825      347,414      20.3125     20.3750    0.31
First Data Corp.     319963104 FDC            29,400   1,563,107   2,234,400      671,292      76.1250     76.0000   (0.16)
Fiserv, Inc.         337738108 FISV US        19,200     446,991     585,600      138,608      30.7500     30.5000   (0.81)
Franklin Resources,  354613101 BEN            26,800   1,162,316   1,534,300      371,983      57.3750     57.2500   (0.22)
General Mtrs Corp Cl 370442402 GME            20,300     754,632   1,144,412      389,780      56.2500     56.3750    0.22
General Re Corp      370563108 GRN             1,700     262,654     242,887      (19,767)    143.1250    142.8750   (0.17)
HBO & Company        404100109 HBOC            6,100     447,121     724,375      277,253     117.5000    118.7500    1.06
Hewlett-Packard      428236103 HWP            15,000   1,246,011   1,588,125      342,113     107.2500    105.8750   (1.28)
Home Depot Inc       437076102 HD             25,400   1,179,778   1,203,325       23,546      47.3750     47.3750    0.00
Intel                458140100 INTC           29,500   1,075,273   1,998,625      923,351      68.1250     67.7500   (0.55)
Lowes Companies, Inc 548661107 LOW            20,700     797,419     670,162     (127,256)     32.1250     32.3750    0.78
Medaphis Corp        584028104 MEDA           36,800   1,028,567   1,697,400      668,832      46.7500     46.1250   (1.34)
Microsoft Corp       594918104 MSFT           23,400   1,540,387   2,652,975    1,112,587     112.6250    113.3750    0.67
Molex Inc. Cl A      608554200 MOLXA          27,443     725,968     823,290       97,321      30.2500     30.0000   (0.83)
Motorola             620076109 MOT            11,200     666,462     686,000       19,537      61.7500     61.2500   (0.81)
Office Depot Inc     676220106 ODP            72,000   1,795,278   1,611,000     (184,278)     22.2500     22.3750    0.56
Paychex, Inc.        704326107 PAYX           10,350     290,720     701,212      410,491      68.5000     67.7500   (1.09)
Petsmart Inc         716768106 PETM           20,250     495,285     898,593      403,308      42.7500     44.3750    3.80
Pfizer Inc.          717081103 PFE            16,500     998,170   1,136,437      138,267      68.1250     68.8750    1.10
Philip Morris Cos.,  718154107 MO             10,700     769,311     964,337      195,026      89.5000     90.1250    0.70
T. Rowe Price        741477103 TROW           14,600     525,534     813,950      288,415      56.5000     55.7500   (1.33)
Schwab Charles Corp  808513105 SCH            83,100   1,007,237   2,035,950    1,028,712      25.1250     24.5000   (2.49)
Solectron Corp       834182107 SLR            16,800     493,644     747,600      253,955      45.0000     44.5000   (1.11)
Sungard Data         867363103 SNDT           12,000     323,160     399,000       75,839      34.2500     33.2500   (2.92)
Viking Office        926913104 VKNG            8,400     279,425     498,750      219,325      60.1250     59.3750   (1.25)

                Subtotals                    880,443  30,882,536  42,255,958   11,373,422



          Moderate Balanced Fund (131039..)               ACCT DATE 04/30/96

             FINAL MARKET VALUATION                            Format D

      Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

LARGE COMPANY GROWTH; NOT ASSIGNED

===> Repurchase Agreements
Bear, Stearns & Co., BS                      298,515     298,515     298,515            0          N/A         N/A     N/A

                Subtotals                    298,515     298,515     298,515            0

                Segment Totals  Shares       880,443
                                Face Amt     298,515  31,181,051  42,554,474   11,373,422




          Moderate Balanced Fund (131039..)               ACCT DATE 04/30/96

             FINAL MARKET VALUATION                            Format D

      Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

SMALL COMPANY GROWTH; NOT ASSIGNED

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
Small Company NP     CFSC16003 SCGF          506,870  11,824,917  17,045,650    5,220,732      33.6482     33.6292   (0.06)

                Subtotals                    506,870  11,824,917  17,045,650    5,220,732

                Segment Totals  Shares       506,870
                                Face Amt           0  11,824,917  17,045,650    5,220,732




          Moderate Balanced Fund (131039..)               ACCT DATE 04/30/96

             FINAL MARKET VALUATION                            Format D

      Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

INTERNATIONAL; NOT ASSIGNED

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
International Core   CFI216002 IIF         1,026,649  20,910,796  24,839,685    3,928,888      24.2469     24.1949   (0.21)

                Subtotals                  1,026,649  20,910,796  24,839,685    3,928,888

                Segment Totals  Shares     1,026,649
                                Face Amt           0  20,910,796  24,839,685    3,928,888




          Moderate Balanced Fund (131039..)               ACCT DATE 04/30/96

             FINAL MARKET VALUATION                            Format D

      Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

STABLE INCOME FUND; NOT ASSIGNED

===> Asset Backed Securities
AFC Mortgage ABS     00105HAT3             1,238,480   1,244,865   1,239,634       (5,231)    100.1354    100.0932   (0.04)
GMAC Trust 4.50%,    36187TAA3               725,564     722,997     723,647          650      99.7409     99.7359   (0.01)
GMAC Trust 4.00%,    36187WAA6               888,033     879,569     881,745        2,175      99.3099     99.2919   (0.02)
Green Tree Fin       393505BE1             1,837,875   1,811,743   1,823,556       11,813      99.2399     99.2209   (0.02)
Green Tree Fin 94-1  393505BU5             1,694,164   1,655,516   1,689,537       34,021      99.7589     99.7269   (0.03)
Green Tree Fin       393505EK4               470,870     470,723     472,282        1,559     100.3099    100.2999   (0.01)
Sasco 1995 C3        863572FV0             1,377,436   1,377,436   1,377,421         ( 15)     99.9993     99.9989   (0.00)

                Subtotals                  8,232,425   8,162,853   8,207,826       44,973

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Collateralized Mortgage Obligations
FHLMC Ser 1096 D     3129053H3             1,365,170   1,378,075   1,366,780      (11,295)    100.1699    100.1179   (0.05)
FHLB DU-98 1         313389QM3             2,350,000   2,164,937   2,303,770      138,833      98.1461     98.0328   (0.12)
FHLMC-GNMA Ser 24 ZC 3133T2JY7             1,811,573   1,749,110   1,748,709         (400)     96.6579     96.5299   (0.13)
FHLMC 1694 PL        3133T4NF9             3,000,000   2,970,937   2,965,317       (5,620)     98.9039     98.8439   (0.06)
FNMA Swap Trust      31359LKJ3 FNMA12294   3,692,180   3,692,180   3,684,001       (8,178)     99.7795     99.7785   (0.00)
MNB 1990-1 A         574112AA6             1,339,371   1,342,719   1,342,719            0     100.2479    100.2500    0.00
MLCC 94 B A1         59020QAG9               975,993     976,680     975,993         (686)    100.0000    100.0000    0.00
RTC 1992-C2 A2       76116NHF0             3,892,587   3,929,080   3,897,745      (31,335)    100.2121    100.1325   (0.08)
RTC 92 M3 A4, due    76116NHY9             2,491,466   2,531,952   2,499,249      (32,702)    100.3740    100.3124   (0.06)
RTC 1992 C3 A3       76116NJY7             3,000,710   3,038,219   3,025,052      (13,167)    100.8117    100.8112   (0.00)
RTC 1992-7 A2D,      76116NLD0             1,963,388   1,991,612   1,978,642      (12,970)    100.8225    100.7769   (0.05)
RTC 1992-CHF A2      76116NRF9               810,376     814,682     812,394       (2,288)    100.2493    100.2489   (0.00)
RTC 1992 18P-A4      76116NTA8             1,478,214   1,478,214   1,476,813       (1,401)     99.9056     99.9052   (0.00)
Sears Mortgage       812373HG6               421,041     421,041     420,042         (998)     99.7759     99.7629   (0.01)

                Subtotals                 28,592,074  28,479,443  28,497,232       17,789

===> Fixed Rate Notes - Agency
FHLB 7.11% due       313390NY8             2,000,000   2,041,250   2,036,578       (4,672)    102.0671    101.8289   (0.23)

                Subtotals                  2,000,000   2,041,250   2,036,578       (4,672)

===> Fixed Rate Notes - Corporate
Chrysler Fin Corp.,  17120QPY1               850,000     862,121     846,699      (15,421)     99.7339     99.6117   (0.12)
Lehman Bros Hldg,    524908AL4             1,043,000   1,101,334   1,095,508       (5,826)    105.2168    105.0344   (0.17)

                Subtotals                  1,893,000   1,963,455   1,942,208      (21,247)

===> Mortgage Backed Securities
FNMA ARM Pool 318464 31374MWZ3             1,474,284   1,485,111   1,502,111       17,000     102.1375    101.8875   (0.24)
FNMA ARM Pool 331866 31375DTX1               557,327     562,378     564,146        1,767     101.4755    101.2234   (0.25)



          Moderate Balanced Fund (131039..)               ACCT DATE 04/30/96

             FINAL MARKET VALUATION                            Format D

    Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

STABLE INCOME FUND; NOT ASSIGNED

                Subtotals                  2,031,612   2,047,489   2,066,257       18,767

===> Municipal Bonds
LA County Pension    54474CCJ4               885,000     885,000     886,106        1,106     100.1250    100.1250    0.00
Utah School Rmktd    917556DP4             1,100,000   1,139,226   1,092,127      (47,098)     99.7219     99.2843   (0.44)

                Subtotals                  1,985,000   2,024,226   1,978,233      (45,992)

===> Receivable Backed Securities
Daimler-Benz Auto,   233832AA2               899,824     890,474     894,262        3,787      99.3889     99.3819   (0.01)

                Subtotals                    899,824     890,474     894,262        3,787

===> Receivables Backed Securities
Ford Cr Grantor Tr   34527KAA6               948,020     943,873     946,417        2,544      99.8439     99.8309   (0.01)

                Subtotals                    948,020     943,873     946,417        2,544

===> Repurchase Agreements
Bear, Stearns & Co., BS                    3,739,660   3,739,660   3,739,660            0          N/A         N/A     N/A

                Subtotals                  3,739,660   3,739,660   3,739,660            0

===> U.S. Treasury Obligations
UST Note, 4.75%,     912827M66             8,500,000   8,418,984   8,231,706     (187,278)     97.0311     96.8436   (0.19)

                Subtotals                  8,500,000   8,418,984   8,231,706     (187,278)

                Segment Totals  Shares             0
                                Face Amt  58,821,618  58,711,711  58,540,383     (171,327)



          Moderate Balanced Fund (131039..)               ACCT DATE 04/30/96

             FINAL MARKET VALUATION                             Format D

       Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

SHORT MATURITY INVESTMENT FUND; NOT ASSIGNED

===> Cash Account
Not Applicable - CMA $$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Repurchase Agreements
Bear, Stearns & Co., BS                      983,107     983,107     983,107            0          N/A         N/A     N/A

                Subtotals                    983,107     983,107     983,107            0

                Segment Totals  Shares             0
                                Face Amt     983,107     983,107     983,107            0



          Moderate Balanced Fund (131039..)               ACCT DATE 04/30/96

             FINAL MARKET VALUATION                           Format D

      Cost and Tax Lot Summary (Internal Use)



                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

TOTAL RETURN BOND; NOT ASSIGNED

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Fixed Rate Notes - Agency
Federal Farm Credit  31331NUR3               500,000     500,853     496,738       (4,114)     99.4188     99.3477   (0.07)
FNMA, 5.375%, due    31359CCC7               600,000     599,859     592,414       (7,444)     98.8335     98.7358   (0.10)
FNMA, 6.06%, due     31364BLX6             1,550,000   1,551,453   1,548,866       (2,586)     99.9800     99.9269   (0.05)
FNMA, 5.92%, due     31364CAC2               575,000     575,000     571,164       (3,835)     99.4392     99.3330   (0.11)

                Subtotals                  3,225,000   3,227,165   3,209,185      (17,980)

===> Fixed Rate Notes - Corporate
AMR Corp., 7.47%,    00176LDS7             1,000,000   1,014,170   1,011,353       (2,817)    101.1682    101.1353   (0.03)
Cigna Corp 8.00%     125509AC3               475,000     483,279     478,073       (5,206)    100.6863    100.6470   (0.04)
Chrysler Fin Corp    171205DE4             1,025,000   1,052,762   1,039,322      (13,440)    101.4512    101.3973   (0.05)
General Motors MTN   37042M5C3             1,350,000   1,336,243   1,346,465       10,222      99.7739     99.7382   (0.04)
Houston Industries,  442161AC9             1,250,000   1,260,725   1,258,648       (2,076)    100.7412    100.6919   (0.05)
Limited, Inc.,       532716AC1               250,000     260,842     259,275       (1,567)    103.9540    103.7100   (0.23)
McDermott            58003QAD9               750,000     769,975     761,250       (8,725)    101.5000    101.5000    0.00
National Rural       637432BC8               500,000     526,370     518,028       (8,342)    103.6457    103.6056   (0.04)
Ohio Edison, 8.50%,  677347BH8               900,000     917,469     900,054      (17,414)    100.0061    100.0061    0.00
Salomon Inc., MTN    79549KD53               900,000     884,691     895,083       10,392      99.4880     99.4537   (0.03)
USX Corporation,     902905AJ7               675,000     704,943     696,103       (8,839)    103.2075    103.1265   (0.08)

                Subtotals                  9,075,000   9,211,471   9,163,658      (47,812)

===> Repurchase Agreements
Bear, Stearns & Co., BS                      594,885     594,885     594,885            0          N/A         N/A     N/A

                Subtotals                    594,885     594,885     594,885            0

===> U.S. Treasury Obligations
UST Bond, 9.375% due 912810DU9             3,025,000   3,761,929   3,601,640     (160,289)    119.5625    119.0625   (0.42)
UST Bond, 7.5%,      912810DX3             1,175,000   1,237,238   1,228,240       (8,997)    105.3125    104.5311   (0.74)
UST Bond, 8.125%,due 912810ED6             1,725,000   2,037,386   1,924,989     (112,397)    112.3436    111.5936   (0.67)
UST Note, 7.875%,    912827A44               500,000     524,609     516,718       (7,891)    103.4686    103.3436   (0.12)
UST Note, 8.25%,     912827B50             1,325,000   1,414,230   1,383,380      (30,849)    104.5625    104.4061   (0.15)
UST Note, 6.875%,    912827Q62               675,000     689,554     686,600       (2,954)    101.9061    101.7186   (0.18)
UST Note, 7.25%, due 912827Q88             3,150,000   3,344,953   3,263,198      (81,754)    104.0625    103.5936   (0.45)
UST Note,            912827R79               375,000     389,033     382,851       (6,182)    102.1875    102.0936   (0.09)
UST Note, 6.875%,    912827S94             1,525,000   1,543,824   1,540,724       (3,099)    101.1250    101.0311   (0.09)
UST Note, 7.125%,    912827T28             2,550,000   2,717,732   2,616,136     (101,595)    102.9061    102.5936   (0.30)
UST Note, 6.875%,    912827T44             3,475,000   3,674,072   3,536,896     (137,175)    102.0625    101.7812   (0.28)
UST Note, 6.25%,     912827U26             2,875,000   2,975,281   2,862,421     (112,859)     99.8125     99.5625   (0.25)
UST Note, 6.125%,    912827U67             2,900,000   3,006,796   2,873,714     (133,082)     99.3750     99.0936   (0.28)
UST Note, 5.875%,    912827U75             1,425,000   1,446,597   1,417,427      (29,170)     99.6250     99.4686   (0.16)



          Moderate Balanced Fund (131039..)               ACCT DATE 04/30/96

             FINAL MARKET VALUATION                           Format D

     Cost and Tax Lot Summary (Internal Use)



                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

TOTAL RETURN BOND; NOT ASSIGNED

===> U.S. Treasury Obligations
UST Note, 8.875%,    912827VN9               500,000     530,703     521,250       (9,453)    104.4061    104.2500   (0.15)
UST Note,            912827WW8             6,500,000   7,115,468   6,906,250     (209,218)    106.4375    106.2500   (0.18)
UST Note, 8.50%,     912827YN6             1,700,000   1,896,960   1,821,125      (75,835)    107.4686    107.1250   (0.32)
UST Note, 8.5%,      912827YT3               200,000     208,343     205,250       (3,093)    102.6875    102.6250   (0.06)
UST Note, 8.875%,    912827YW6             1,000,000   1,137,031   1,088,125      (48,906)    109.1250    108.8125   (0.29)
UST Note, 8.75%,     912827ZE5             2,425,000   2,763,203   2,637,944     (125,259)    109.0625    108.7812   (0.26)

                Subtotals                 39,025,000  42,414,951  41,014,885   (1,400,066)

                Segment Totals  Shares             0
                                Face Amt  51,919,885  55,448,473  53,982,614   (1,465,859)



          Moderate Balanced Fund (131039..)               ACCT DATE 04/30/96

             FINAL MARKET VALUATION                            Format D

     Cost and Tax Lot Summary (Internal Use)



                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

POSITIVE RETURN; NOT ASSIGNED

===> Asset Backed Securities
Navistar Financial   63934PAB9             2,250,000   2,249,962   2,250,398          435     100.0576    100.0177   (0.04)

                Subtotals                  2,250,000   2,249,962   2,250,398          435

===> Cash Account
Not Applicable - CMA $$CASH$$                      0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Receivable Backed Securities
Discover Card 92-A A 25466LAS6               158,333     156,292     157,986        1,694      99.7810     99.7810    0.00
IBMMT 1993-1 A       44922GAA5             1,083,360   1,040,025   1,072,404       32,378      99.0199     98.9887   (0.03)

                Subtotals                  1,241,693   1,196,318   1,230,390       34,072

===> Receivables Backed Securities
Bombardier Rec       09775PAA6             3,400,000   3,421,624   3,403,060      (18,564)    100.0900    100.0900    0.00
Carco Auto Loan Mstr 141389AJ5             1,750,000   1,756,289   1,750,155       (6,133)    100.0079    100.0089    0.00
CVYMT 1994-2 A       16678KAC6             1,500,000   1,501,640   1,502,683        1,042     100.1789    100.1789    0.00
First USA Credit     337435AK7             1,750,000   1,750,820   1,751,975        1,155     100.1129    100.1129    0.00
Signet Credit Card   826908AL9             1,750,000   1,751,640   1,748,668       (2,972)     99.9219     99.9239    0.00

                Subtotals                 10,150,000  10,182,014  10,156,543      (25,471)

===> Repurchase Agreements
Bear, Stearns & Co., BS                   39,397,677  39,397,677  39,397,677            0          N/A         N/A     N/A

                Subtotals                 39,397,677  39,397,677  39,397,677            0

===> U.S. Treasury Obligations
UST Bond, 7.125%,    912810EP9             1,000,000   1,032,968   1,006,875      (26,093)    101.1561    100.6875   (0.46)
UST Bond, 7.5%,      912810ES3             1,000,000   1,197,968   1,056,561     (141,407)    106.2811    105.6561   (0.59)

                Subtotals                  2,000,000   2,230,937   2,063,436     (167,501)

                Segment Totals  Shares             0
                                Face Amt  55,039,371  55,256,910  55,098,446     (158,464)



          Moderate Balanced Fund (131039..)               ACCT DATE 04/30/96

             FINAL MARKET VALUATION                           Format D

      Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

COMMON ASSETS; NOT ASSIGNED

===> Cash Account
Not Applicable - CMA $$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

                Segment Totals  Shares             0
                                Face Amt           0           0           0            0
                Fund Totals     Shares     4,411,572
                                Face Amt 222,323,400 347,386,709 390,898,469   43,511,759

                                                 Today  Yesterday  Unit Change   % Change
                Dow Jones Industrial Average  5,506.21     999.99     4,506.21    450.622



                         Growth Balanced Fund (131034..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

MANAGED FIXED INCOME; Galliard Capital Management - KT/JH

===> Asset Backed Securities
Green Tree, 94-1 A4, 393505BX9             1,200,000   1,221,375   1,189,894      (31,480)     99.5409     99.1579   (0.38)

                Subtotals                  1,200,000   1,221,375   1,189,894      (31,480)

===> Cash Account
Not Applicable       $$$CASH$$             1,597,011   1,597,011   1,597,011            0          N/A         N/A     N/A

                Subtotals                  1,597,011   1,597,011   1,597,011            0

===> Collateralized Mortgage Obligation
FHLMC Ser 1096 D,    3129053H3             1,092,136   1,094,184   1,090,083       (4,100)     99.8430     99.8120   (0.03)

                Subtotals                  1,092,136   1,094,184   1,090,083       (4,100)

===> Collateralized Mortgage Obligations
CMC2 1993-2I A2      125714CD5               848,321     855,612     854,834         (777)    100.8076    100.7677   (0.04)
FHLMC Ser 1338 H,    312911UK4               900,000     893,531     894,933        1,401      99.6560     99.4370   (0.22)
FHLMC Ser 1374 B,    312912CL0               900,000     889,312     891,135        1,822      99.1590     99.0150   (0.15)
FNMA REMIC PASS      31358GUF2               256,346     251,345     256,813        5,467     100.2880    100.1820   (0.11)
RES FUND 6.70%       760944JA7             1,600,000   1,459,696   1,576,000      116,304      98.6870     98.5000   (0.19)

                Subtotals                  4,504,668   4,349,497   4,473,715      124,218

===> FRN - Corp. Restriceted Security
Reinsurance Group,   759351AA7             1,000,000     991,790     980,000      (11,790)     98.5000     98.0000   (0.51)

                Subtotals                  1,000,000     991,790     980,000      (11,790)

===> Fixed Rate Notes - Corporate
Applied Materials,   03822VAD3               850,000     848,827     833,407      (15,419)     98.4459     98.0479   (0.40)
Citi Grp             12560QAH2               800,000     777,512     764,770      (12,741)     95.9009     95.5963   (0.32)
Cargill Inc., 8.35%, 14178#AD5             1,000,000   1,062,000   1,070,925        8,925     107.4315    107.0925   (0.32)
CHRYSLER 5.375%      171205DB0             1,100,000   1,001,374   1,072,500       71,126      97.6250     97.5000   (0.13)
Citicorp, 9.50%,     173034FK0             1,000,000   1,123,250   1,112,405      (10,845)    111.5940    111.2405   (0.32)
Coca Cola Bottling   191098AB8               400,000     383,428     380,495       (2,932)     95.7229     95.1238   (0.63)
Continental Bank,    211134XL0               800,000     875,192     868,000       (7,192)    108.6250    108.5000   (0.12)
Corestates Captl     218693AH2               600,000     560,832     555,942       (4,889)     93.1253     92.6571   (0.50)
Dean Wittr Disc      24240VAB7               650,000     646,171     638,644       (7,527)     98.5449     98.2530   (0.30)
Federal Exp          313309AK2               450,000     450,369     447,277       (3,091)     99.5171     99.3951   (0.12)
Ford Motor Credit,   345397NJ8             1,100,000   1,095,083   1,018,894      (76,188)     93.1521     92.6268   (0.56)
Heller Financial,    423328BA0               800,000     835,584     827,000       (8,584)    103.5000    103.3750   (0.12)
Intl Lease Finance,  45974VNP9               500,000     492,900     494,509        1,609      99.1002     98.9019   (0.20)
Lehman Brths Hldgs   524908AA8               750,000     839,025     814,655      (24,369)    109.4526    108.6207   (0.76)
PAINE WEBBER 7.0%    695629AM7             1,000,000     914,990     998,780       83,790     100.0670     99.8780   (0.19)

                Subtotals                 11,800,000  11,906,537  11,898,207       (8,330)

                         Growth Balanced Fund (131034..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

MANAGED FIXED INCOME; Galliard Capital Management - KT/JH

===> Floating Rate Notes - Agency
FNMA VAR RT 072397   31364AVB5             1,100,000   1,034,462   1,118,423       83,961     101.8402    101.6749   (0.16)

                Subtotals                  1,100,000   1,034,462   1,118,423       83,961

===> Mortgage Backed Securities
GNR 94-7 PG,         3837H0GE7             1,000,000     976,406     964,949      (11,457)     96.8869     96.4949   (0.40)

                Subtotals                  1,000,000     976,406     964,949      (11,457)

===> Receivables Backed Securities
Keystone, 7.45%,     525177AT8               500,000     499,765     495,966       (3,799)     99.6133     99.1933   (0.42)

                Subtotals                    500,000     499,765     495,966       (3,799)

===> Stripped Securities
RESOL FDG STRIP      76116EAW0               800,000     548,248     622,320       74,071      78.0460     77.7900   (0.33)

                Subtotals                    800,000     548,248     622,320       74,071

===> U.S. Treasury Obligations
UST Note, 6.375%,    912827G55             1,000,000   1,009,218     992,186      (17,032)     99.6875     99.2186   (0.47)
UST Note, 5.00%,     912827N65            10,000,000   9,758,437   9,700,000      (58,437)     97.1875     97.0000   (0.19)
UST Note, 6.25%,     912827V25             6,000,000   6,043,867   5,970,000      (73,867)     99.7500     99.5000   (0.25)
UST Note, 5.50%,     912827W40             4,000,000   3,876,250   3,857,500      (18,750)     96.7500     96.4375   (0.32)
UST Note, 5.00%,     912827W57             6,000,000   5,917,500   5,902,500      (15,000)     98.5000     98.3750   (0.13)
UST Note, 5.625%,    912827W81             1,000,000     953,125     927,186      (25,939)     93.2186     92.7186   (0.54)

                Subtotals                 28,000,000  27,558,398  27,349,372     (209,026)

                Segment Totals  Shares             0
                                Face Amt  52,593,816  51,777,676  51,779,944        2,267


                         Growth Balanced Fund (131034..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

INCOME EQUITY; Norwest Capital Mgt Trust & Co. - DR/JH

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
American Tel &       001957109 T              36,500   1,926,370   2,235,625      309,255      61.5000     61.2500   (0.41)
American Brands Inc. 024703100 AMB            26,900     909,600   1,119,712      210,112      41.7500     41.6250   (0.30)
American Express     025816109 AXP            34,800   1,069,800   1,687,800      618,000      48.2500     48.5000    0.52
American General     026351106 AGC            27,800     778,026     976,475      198,449      34.7500     35.1250    1.08
American Home        026609107 AHP            13,200     856,575   1,392,600      536,025     106.8750    105.5000   (1.29)
Atlantic Richfield   048825103 ARC            11,900   1,260,727   1,401,225      140,497     118.5000    117.7500   (0.63)
Chevron Corporation  166751107 CHV            25,200   1,073,172   1,461,600      388,428      58.5000     58.0000   (0.85)
Consolidated Natural 209615103 CNG            31,500   1,120,564   1,472,625      352,060      46.5000     46.7500    0.54
Dayton Hudson Corp.  239753106 DH             13,500   1,107,350   1,289,250      181,900      93.5000     95.5000    2.14
Deluxe Corp.         248019101 DLX            43,100   1,232,025   1,508,500      276,475      34.7500     35.0000    0.72
Du Pont (E.I.) de    263534109 DD             28,700   1,593,712   2,306,762      713,050      79.8750     80.3750    0.63
Dun & Bradstreet     264830100 DNB            33,500   1,887,364   2,039,312      151,948      61.1250     60.8750   (0.41)
Eastman Kodak        277461109 EK             22,400   1,064,280   1,713,600      649,320      76.7500     76.5000   (0.33)
Emerson Electric Co  291011104 EMR            18,800   1,193,175   1,572,150      378,975      83.3750     83.6250    0.30
Exxon Corporation    302290101 XON            21,200   1,275,315   1,802,000      526,685      85.8750     85.0000   (1.02)
FPL Group Inc        302571104 FPL            13,500     448,875     582,187      133,312      42.8750     43.1250    0.58
First Bank System    319279105 FBS            28,500   1,028,262   1,717,125      688,862      60.5000     60.2500   (0.41)
GTE Corporation      362320103 GTE            41,300   1,270,925   1,791,387      520,462      43.7500     43.3750   (0.86)
General Electric     369604103 GE             26,000   1,267,602   2,015,000      747,397      77.6250     77.5000   (0.16)
Hewlett-Packard      428236103 HWP            32,000   1,550,277   3,388,000    1,837,722     107.2500    105.8750   (1.28)
Honeywell Inc.       438506107 HON            49,600   1,593,079   2,610,200    1,017,120      51.8750     52.6250    1.45
Johnson & Johnson    478160104 JNJ            15,800     863,300   1,461,500      598,200      91.8750     92.5000    0.68
May Department       577778103 MA             21,600     818,400   1,101,600      283,200      50.0000     51.0000    2.00
McDonalds            580135101 MCD            26,900     774,075   1,287,837      513,762      48.2500     47.8750   (0.78)
Merck & Co           589331107 MRK            20,100     747,562   1,216,050      468,487      60.7500     60.5000   (0.41)
Minnesota Mining &   604059105 MMM            28,200   1,514,040   1,854,150      340,109      66.0000     65.7500   (0.38)
Mobil Corporation    607059102 MOB            11,700     962,712   1,345,500      382,787     117.3750    115.0000   (2.02)
J.P. Morgan &        616880100 JPM            21,300   1,283,603   1,791,862      508,259      84.1250     84.1250    0.00
Morton International 619331101 MII            40,500   1,141,532   1,432,687      291,155      35.2500     35.3750    0.35
Pacific Gas &        694308107 PCG            32,900     928,276     748,475     (179,801)     22.6250     22.7500    0.55
J.C. Penney Company, 708160106 JCP             9,400     414,540     465,300       50,760      49.3750     49.5000    0.25
PepsiCo, Inc.        713448108 PEP            26,900     947,925   1,708,150      760,225      61.3750     63.5000    3.46
Pfizer Inc.          717081103 PFE            21,600     824,860   1,487,700      662,840      68.1250     68.8750    1.10
Philip Morris Cos.,  718154107 MO             22,600   1,386,325   2,036,825      650,500      89.5000     90.1250    0.70
Procter & Gamble     742718109 PG             21,600   1,344,050   1,825,200      481,150      84.2500     84.5000    0.30
Public Service       744573106 PEG            36,400   1,011,964     950,950      (61,014)     26.1250     26.1250    0.00
Royal Dutch          780257705 RD              8,650     948,106   1,239,112      291,006     144.0000    143.2500   (0.52)
Sara Lee Corporation 803111103 SLE            25,400     717,527     787,400       69,873      30.8750     31.0000    0.40
Schlumberger Ltd     806857108 SLB            23,900   1,326,348   2,109,175      782,826      88.5000     88.2500   (0.28)
Sears Roebuck & Co.  812387108 S              21,500     591,722   1,072,312      480,589      49.5000     49.8750    0.76
Texas Utilities      882848104 TXU            19,300     665,575     776,825      111,250      39.6250     40.2500    1.58
Transamerica         893485102 TA             23,400   1,174,165   1,778,400      604,235      76.0000     76.0000    0.00
                                                                                                                 Page     3


                         Growth Balanced Fund (131034..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

INCOME EQUITY; Norwest Capital Mgt Trust & Co. - DR/JH

===> Common Stock
United Technologies  913017109 UTX            18,900   1,145,062   2,088,450      943,387     108.3750    110.5000    1.96
WMX Technologies,    92929Q107 WMX            44,200   1,216,897   1,535,950      319,053      34.1250     34.7500    1.83

                Subtotals                  1,122,650  48,255,649  68,184,550   19,928,900

===> Repurchase Agreements
Bear, Stearns & Co., BS                    8,467,821   8,467,821   8,467,821            0          N/A         N/A     N/A

                Subtotals                  8,467,821   8,467,821   8,467,821            0

                Segment Totals  Shares     1,122,650
                                Face Amt   8,467,821  56,723,470  76,652,371   19,928,900


                         Growth Balanced Fund (131034..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

INDEX; Portfolio of Core Trust(Delaware)

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
Index NP Fund        CFIX16004 INDX        2,416,866  56,317,498  76,673,636   20,356,137      31.7213     31.7244    0.01

                Subtotals                  2,416,866  56,317,498  76,673,636   20,356,137

                Segment Totals  Shares     2,416,866
                                Face Amt           0  56,317,498  76,673,636   20,356,137


                         Growth Balanced Fund (131034..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

LARGE COMPANY GROWTH; Peregrine Capital Management - JD/DK

===> Cash Account
Not Applicable       $$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
Airtouch             00949T100 ATI            22,400     634,774     700,000       65,225      31.8750     31.2500   (1.96)
Alco Standard        013788104 ASN            12,200     489,993     706,075      216,081      57.3750     57.8750    0.87
American Int'l Group 026874107 AIG            39,500   2,688,605   3,609,312      920,707      91.0000     91.3750    0.41
Amgen, Inc.          031162100 AMGN           22,600   1,398,205   1,299,500      (98,705)     56.8750     57.5000    1.10
Autozone Inc.        053332102 AZO            63,400   1,642,670   2,314,100      671,429      36.5000     36.5000    0.00
Cisco Systems, Inc.  17275R102 CSCO           47,200   1,853,971   2,448,500      594,528      52.0000     51.8750   (0.24)
Cintas               172908105 CTAS           22,400     840,579   1,204,000      363,420      53.5000     53.7500    0.47
Coca Cola Co         191216100 KO             33,700   1,854,039   2,746,550      892,510      81.1250     81.5000    0.46
Columbia/HCA         197677107 COL            47,400   2,462,125   2,518,125       56,000      52.6250     53.1250    0.95
Corporate Express    219888104 CEXP           36,100   1,011,368   1,349,237      337,869      36.7500     37.3750    1.70
DST Systems, Inc.    233326107 DST            26,200     668,540     962,850      294,309      37.7500     36.7500   (2.65)
Danka Business       236277109 DANKY          33,200     895,858   1,593,600      697,741      48.9375     48.0000   (1.92)
Disney Walt Co       254687106 DIS            23,700   1,153,677   1,469,400      315,722      61.8750     62.0000    0.20
Donaldson,Lufkin,Jen 257661108 DLJ            24,600     762,804     830,250       67,445      34.1250     33.7500   (1.10)
Ericsson (LM) - ADR  294821400 ERICY         125,700   1,943,562   2,561,137      617,575      20.3125     20.3750    0.31
First Data Corp.     319963104 FDC            53,100   2,946,377   4,035,600    1,089,222      76.1250     76.0000   (0.16)
Fiserv, Inc.         337738108 FISV US        30,700     732,892     936,350      203,457      30.7500     30.5000   (0.81)
Franklin Resources,  354613101 BEN            49,700   2,158,819   2,845,325      686,505      57.3750     57.2500   (0.22)
General Mtrs Corp Cl 370442402 GME            38,900   1,514,012   2,192,987      678,974      56.2500     56.3750    0.22
General Re Corp      370563108 GRN             4,300     661,731     614,362      (47,368)    143.1250    142.8750   (0.17)
HBO & Company        404100109 HBOC           13,100   1,019,143   1,555,625      536,481     117.5000    118.7500    1.06
Hewlett-Packard      428236103 HWP            29,000   2,433,821   3,070,375      636,553     107.2500    105.8750   (1.28)
Home Depot Inc       437076102 HD             46,200   2,149,723   2,188,725       39,001      47.3750     47.3750    0.00
Intel                458140100 INTC           55,800   2,147,724   3,780,450    1,632,725      68.1250     67.7500   (0.55)
Lowes Companies, Inc 548661107 LOW            39,000   1,482,526   1,262,625     (219,901)     32.1250     32.3750    0.78
Medaphis Corp        584028104 MEDA           64,800   1,959,269   2,988,900    1,029,630      46.7500     46.1250   (1.34)
Microsoft Corp       594918104 MSFT           39,900   2,775,544   4,523,662    1,748,118     112.6250    113.3750    0.67
Molex Inc. Cl A      608554200 MOLXA          50,731   1,359,195   1,521,930      162,734      30.2500     30.0000   (0.83)
Motorola             620076109 MOT            19,500   1,165,666   1,194,375       28,708      61.7500     61.2500   (0.81)
Office Depot Inc     676220106 ODP           132,900   3,274,316   2,973,637     (300,678)     22.2500     22.3750    0.56
Paychex, Inc.        704326107 PAYX           19,600     623,220   1,327,900      704,679      68.5000     67.7500   (1.09)
Petsmart Inc         716768106 PETM           40,500   1,037,776   1,797,187      759,410      42.7500     44.3750    3.80
Pfizer Inc.          717081103 PFE            28,500   1,783,037   1,962,937      179,899      68.1250     68.8750    1.10
Philip Morris Cos.,  718154107 MO             19,100   1,353,050   1,721,387      368,337      89.5000     90.1250    0.70
T. Rowe Price        741477103 TROW           29,300   1,075,677   1,633,475      557,797      56.5000     55.7500   (1.33)
Schwab Charles Corp  808513105 SCH           145,700   1,905,089   3,569,650    1,664,560      25.1250     24.5000   (2.49)
Solectron Corp       834182107 SLR            28,900     836,029   1,286,050      450,020      45.0000     44.5000   (1.11)
Sungard Data         867363103 SNDT           20,400     559,520     678,300      118,779      34.2500     33.2500   (2.92)
Viking Office        926913104 VKNG           17,800     628,062   1,056,875      428,812      60.1250     59.3750   (1.25)

                Subtotals                  1,597,731  57,883,008  77,031,330   19,148,321


                         Growth Balanced Fund (131034..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

LARGE COMPANY GROWTH; Peregrine Capital Management - JD/DK

===> Repurchase Agreements
Bear, Stearns & Co., BS                      823,896     823,896     823,896            0          N/A         N/A     N/A

                Subtotals                    823,896     823,896     823,896            0

                Segment Totals  Shares     1,597,731
                                Face Amt     823,896  58,706,905  77,855,226   19,148,321


                         Growth Balanced Fund (131034..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

SMALL COMPANY GROWTH; Portfolio of Core Trust (Delaware)

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
Small Company NP     CFSC16003 SCGF          947,247  22,379,381  31,855,168    9,475,786      33.6482     33.6292   (0.06)

                Subtotals                    947,247  22,379,381  31,855,168    9,475,786

                Segment Totals  Shares       947,247
                                Face Amt           0  22,379,381  31,855,168    9,475,786


                         Growth Balanced Fund (131034..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

INTERNATIONAL; Portfolio of Core Trust (Delaware)

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Common Stock
International Core   CFI216002 IIF         1,909,301  39,304,558  46,195,356    6,890,798      24.2469     24.1949   (0.21)

                Subtotals                  1,909,301  39,304,558  46,195,356    6,890,798

                Segment Totals  Shares     1,909,301
                                Face Amt           0  39,304,558  46,195,356    6,890,798


                         Growth Balanced Fund (131034..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

SHORT MATURITY INVESTMENT FUND; Norwest Investment Management - DS/LW

===> Cash Account
Not Applicable       $$$CASH$$                     0           0           0            0          N/A         N/A     N/A
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Repurchase Agreements
Bear, Stearns & Co., BS                    1,169,618   1,169,618   1,169,618            0          N/A         N/A     N/A

                Subtotals                  1,169,618   1,169,618   1,169,618            0

                Segment Totals  Shares             0
                                Face Amt   1,169,618   1,169,618   1,169,618            0


                         Growth Balanced Fund (131034..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

TOTAL RETURN BOND; United Capital Managment - DK/MB

===> Cash Account
Not Applicable       $$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Fixed Rate Notes - Agency
Federal Farm Credit  31331NUR3               350,000     350,597     347,716       (2,880)     99.4188     99.3477   (0.07)
FNMA, 5.375%, due    31359CCC7               400,000     399,906     394,943       (4,963)     98.8335     98.7358   (0.10)
FNMA, 6.06%, due     31364BLX6               375,000     375,351     374,725         (625)     99.9800     99.9269   (0.05)
FNMA, 5.92%, due     31364CAC2               500,000     500,000     496,665       (3,335)     99.4392     99.3330   (0.11)

                Subtotals                  1,625,000   1,625,854   1,614,051      (11,803)

===> Fixed Rate Notes - Corporate
AMR Corp., 7.47%,    00176LDS7               800,000     811,336     809,082       (2,253)    101.1682    101.1353   (0.03)
Cigna Corp 8.00%     125509AC3               325,000     330,664     327,102       (3,562)    100.6863    100.6470   (0.04)
Chrysler Fin Corp    171205DE4               850,000     872,981     861,877      (11,104)    101.4512    101.3973   (0.05)
General Motors MTN   37042M5C3             1,100,000   1,088,791   1,097,120        8,329      99.7739     99.7382   (0.04)
Houston Industries,  442161AC9             1,000,000   1,008,580   1,006,919       (1,661)    100.7412    100.6919   (0.05)
Limited, Inc.,       532716AC1               750,000     782,527     777,825       (4,702)    103.9540    103.7100   (0.23)
McDermott Int'l,     58003QAD9               475,000     487,648     482,125       (5,523)    101.5000    101.5000    0.00
National Rural       637432BC8               300,000     315,822     310,816       (5,005)    103.6457    103.6056   (0.04)
Ohio Edison, 8.50%,  677347BH8               725,000     739,072     725,044      (14,028)    100.0061    100.0061    0.00
Salomon Inc., MTN    79549KD20               500,000     491,285     497,177        5,892      99.4696     99.4355   (0.03)
USX Corporation,     902905AJ7               475,000     496,071     489,850       (6,220)    103.2075    103.1265   (0.08)

                Subtotals                  7,300,000   7,424,779   7,384,940      (39,838)

===> Repurchase Agreements
Bear, Stearns & Co., BS                    1,181,112   1,181,112   1,181,112            0          N/A         N/A     N/A

                Subtotals                  1,181,112   1,181,112   1,181,112            0

===> U.S. Treasury Obligations
UST Bond, 9.375%,    912810DU9             3,150,000   3,961,984   3,750,468     (211,515)    119.5625    119.0625   (0.42)
UST Bond, 8.125%,due 912810ED6             2,125,000   2,527,402   2,371,364     (156,038)    112.3436    111.5936   (0.67)
UST Note, 7.875%,    912827A44               500,000     524,609     516,718       (7,891)    103.4686    103.3436   (0.12)
UST Note, 8.00%,     912827A85             2,500,000   2,677,343   2,668,750       (8,593)    107.0625    106.7500   (0.29)
UST Note, 8.25%,     912827B50             1,150,000   1,227,445   1,200,670      (26,775)    104.5625    104.4061   (0.15)
UST Note, 7.25%, due 912827Q88             2,450,000   2,601,421   2,538,043      (63,378)    104.0625    103.5936   (0.45)
UST Note,            912827R79               650,000     673,261     663,608       (9,653)    102.1875    102.0936   (0.09)
UST Note, 7.50%,due  912827S37             1,675,000   1,718,314   1,696,984      (21,330)    101.3436    101.3125   (0.03)
UST Note, 6.875%,    912827S94               500,000     506,171     505,155       (1,016)    101.1250    101.0311   (0.09)
UST Note, 7.125%,    912827T28             1,800,000   1,918,359   1,846,684      (71,674)    102.9061    102.5936   (0.30)
UST Note, 6.875%,    912827T44             2,500,000   2,643,121   2,544,530      (98,591)    102.0625    101.7812   (0.28)
UST Note, 6.25%,     912827U26             2,650,000   2,723,765   2,638,406      (85,359)     99.8125     99.5625   (0.25)
UST Note, 6.125%,    912827U67             5,075,000   5,255,558   5,029,000     (226,558)     99.3750     99.0936   (0.28)
UST Note, 5.875%,    912827U75             1,200,000   1,218,187   1,193,623      (24,564)     99.6250     99.4686   (0.16)


                         Growth Balanced Fund (131034..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

TOTAL RETURN BOND; United Capital Managment - DK/MB

===> U.S. Treasury Obligations
UST Note,            912827VN9             2,800,000   2,982,000   2,919,000      (63,000)    104.4061    104.2500   (0.15)
UST Note,            912827WW8             4,500,000   4,926,093   4,781,250     (144,843)    106.4375    106.2500   (0.18)
UST Note, 8.5%,      912827YN6             1,200,000   1,339,031   1,285,500      (53,531)    107.4686    107.1250   (0.32)
UST Note, 8.5%,      912827YT3               300,000     312,515     307,875       (4,640)    102.6875    102.6250   (0.06)
UST Note, 8.875%,    912827YW6               725,000     824,347     788,890      (35,457)    109.1250    108.8125   (0.29)
UST Note, 8.75%,     912827ZE5             1,750,000   1,994,257   1,903,671      (90,586)    109.0625    108.7812   (0.26)

                Subtotals                 39,200,000  42,555,193  41,150,193   (1,404,999)

                Segment Totals  Shares             0
                                Face Amt  49,306,112  52,786,941  51,330,298   (1,456,642)


                         Growth Balanced Fund (131034..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

POSITIVE RETURN; Peregrine Capital Managment - PB/BG/KV

===> Cash Account
Not Applicable       $$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Receivable Backed Securities
CVYMT 1994-2 A       16678KAC6             2,000,000   2,002,187   2,003,578        1,390     100.1789    100.1789    0.00

                Subtotals                  2,000,000   2,002,187   2,003,578        1,390

===> Receivables Backed Securities
Bombardier Rec       09775PAA6             2,600,000   2,616,536   2,602,340      (14,196)    100.0900    100.0900    0.00
Carco Auto Loan Mstr 141389AJ5             1,750,000   1,756,289   1,750,155       (6,133)    100.0079    100.0089    0.00
Discover Card 92-A A 25466LAS6               125,000     123,388     124,726        1,337      99.7810     99.7810    0.00
IBMMT 1993-1 A       44922GAA5               825,417     792,400     817,069       24,669      99.0199     98.9887   (0.03)
Peoples Bank Credit  710318AC0             1,500,000   1,501,171   1,501,875          703     100.1250    100.1250    0.00
Signet Credit Card   826908AL9             1,750,000   1,751,640   1,748,668       (2,972)     99.9219     99.9239    0.00

                Subtotals                  8,550,417   8,541,426   8,544,835        3,408

===> Repurchase Agreements
Bear, Stearns & Co., BS                   37,768,106  37,768,106  37,768,106            0          N/A         N/A     N/A

                Subtotals                 37,768,106  37,768,106  37,768,106            0

===> U.S. Treasury Obligations
UST Bond, 7.125%,due 912810EP9             2,300,000   2,515,484   2,315,812     (199,671)    101.1561    100.6875   (0.46)
UST Bond, 6.25%,     912810EQ7             2,000,000   2,059,375   1,805,622     (253,753)     90.8436     90.2811   (0.62)

                Subtotals                  4,300,000   4,574,859   4,121,434     (453,424)

                Segment Totals  Shares             0
                                Face Amt  52,618,523  52,886,580  52,437,954     (448,626)


                         Growth Balanced Fund (131034..)    ACCT DATE 04/30/96
                             FINAL MARKET VALUATION         Format D
                     Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

COMMON ASSETS; NOT ASSIGNED

===> Cash Account
Not Applicable - CMA |$$CASH$$                     0           0           0            0          N/A         N/A     N/A

                Subtotals                          0           0           0            0

===> Cash Management Accounts
Margin Account                                     0           0           0            0       0.0350      0.0000 (100.00)

                Subtotals                          0           0           0            0

                Segment Totals  Shares             0
                                Face Amt           0           0           0            0
                Fund Totals     Shares     7,993,796
                                Face Amt 164,979,789 392,052,631 465,949,574   73,896,943

                                                 Today  Yesterday  Unit Change   % Change
                Dow Jones Industrial Average    999.99     999.99         0.00      0.000


                          Stable Income Fund (13102900)       ACCT DATE 04/30/96

                             FINAL MARKET VALUATION            Format D

                    Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

STABLE INCOME FUND; NOT ASSIGNED

===> Asset Backed Securities
AFC Mortgage ABS     00105HAT3               963,262     968,229     964,160       (4,069)    100.1354    100.0932   (0.04)
GMAC Trust 4.50%,    36187TAA3               721,584     718,991     719,679          687      99.7409     99.7359   (0.01)
GMAC Trust 4.00%,    36187WAA6               888,033     879,569     881,745        2,175      99.3099     99.2919   (0.02)
Green Tree Fin       393505BE1             1,543,815   1,521,864   1,531,787        9,923      99.2399     99.2209   (0.02)
Green Tree Fin 94-1  393505BU5             1,181,975   1,155,011   1,178,747       23,735      99.7589     99.7269   (0.03)
Green Tree Fin       393505EK4               349,789     349,680     350,838        1,158     100.3099    100.2999   (0.01)
Sasco 1995 C3        863572FV0             1,033,077   1,033,077   1,033,066          (11)     99.9993     99.9989   (0.00)

                Subtotals                  6,681,538   6,626,424   6,660,024       33,600

===> Collateralized Mortgage Obligations
FHLMC Ser 1096 D     3129053H3             1,365,170   1,378,075   1,366,780      (11,295)    100.1699    100.1179   (0.05)
FHLB DU-98 1         313389QM3             1,750,000   1,612,187   1,715,574      103,386      98.1461     98.0328   (0.12)
FHLMC-GNMA Ser 24 ZC 3133T2JY7             1,585,126   1,530,471   1,530,121         (350)     96.6579     96.5299   (0.13)
FHLMC 1694 PL        3133T4NF9             2,500,000   2,475,781   2,471,097       (4,683)     98.9039     98.8439   (0.06)
FNMA Swap Trust      31359LKJ3 FNMA12294   2,769,135   2,769,135   2,763,001       (6,133)     99.7795     99.7785   (0.00)
MNB 1990-1 A         574112AA6             1,339,371   1,342,719   1,342,719            0     100.2479    100.2500    0.00
MLCC 94 B A1         59020QAG9               975,993     976,680     975,993         (686)    100.0000    100.0000    0.00
RTC Ser 1991-6 E     76116NCK4               614,138     650,602     650,986          383     105.8650    106.0000    0.13
RTC 1992-C2 A2       76116NHF0             2,780,419   2,806,486   2,784,103      (22,382)    100.2121    100.1325   (0.08)
RTC 92 M3 A4, due    76116NHY9             1,855,347   1,885,496   1,861,143      (24,353)    100.3740    100.3124   (0.06)
RTC 1992 C3 A3       76116NJY7             2,000,473   2,025,479   2,016,701       (8,778)    100.8117    100.8112   (0.00)
RTC 1992-7 A2D,      76116NLD0             1,717,965   1,742,660   1,731,312      (11,348)    100.8225    100.7769   (0.05)
RTC 1992-CHF A2      76116NRF9               810,376     814,682     812,394       (2,288)    100.2493    100.2489   (0.00)
RTC 1992 18P-A4      76116NTA8             1,298,577   1,298,577   1,297,346       (1,231)     99.9056     99.9052   (0.00)
RTC 1993-3 A2B,      76116NUK4             1,396,008   1,403,861   1,399,582       (4,278)    100.3000    100.2560   (0.04)
RTC 1995-1 A3        76116NXL9             1,275,234   1,304,724   1,302,263       (2,461)    102.1663    102.1195   (0.05)

                Subtotals                 26,033,339  26,017,622  26,021,121        3,499

===> Fixed Rate Notes - Corporate
Chrysler Fin Corp.,  17120QPY1               850,000     862,121     846,699      (15,421)     99.7339     99.6117   (0.12)
Conrail, 5.71%,      20986HAV0               750,000     749,602     748,535       (1,067)     99.8389     99.8047   (0.03)
Lehman Bros Hldg,    524908AL4             1,000,000   1,055,930   1,050,344       (5,586)    105.2168    105.0344   (0.17)
USAA Capital, 4.76%, 90327QAJ8             1,300,000   1,290,484   1,289,600         (884)     99.1947     99.2000    0.01

                Subtotals                  3,900,000   3,958,137   3,935,178      (22,958)

===> Floating Rate Notes - Agency
FHLB, due 3/2/98     313389CX4             2,000,000   1,944,875   1,966,070       21,195      98.3422     98.3035   (0.04)
FHLB, due 3/4/98     313389DK1               500,000     489,750     489,100         (650)     97.9170     97.8200   (0.10)
FHLB, due 3/16/98    313389DT2             1,790,000   1,738,483   1,742,949        4,466      97.4197     97.3715   (0.05)
FHLB, Series AP98    313389GG7               950,000     937,175     929,549       (7,625)     97.9467     97.8473   (0.10)
FNMA StrNt, due      31364AXW7             1,300,000   1,276,782   1,275,657       (1,124)     98.1778     98.1275   (0.05)
SLMA, due 10/22/96   863871NH8               500,000     500,312     500,500          187     100.0573    100.1000    0.04

                Subtotals                  7,040,000   6,887,378   6,903,826       16,448


                          Stable Income Fund (13102900)       ACCT DATE 04/30/96

                             FINAL MARKET VALUATION            Format D

                    Cost and Tax Lot Summary (Internal Use)


                                          # SHARES/                   MARKET                 PRIOR DAY       TODAY     %
NAME                 CUSIP     TICKER    FACE AMOUNT        COST       VALUE    APPR/DEPR        PRICE       PRICE  CHANGE

STABLE INCOME FUND; NOT ASSIGNED

===> Index SWAP
ML SWAP-Index Flux   ML110196F FLUX       12,000,000           0      41,843       41,843       0.3604      0.3486   (3.26)
ML SWAP-Libor Set    ML110196L LIBOR     -12,000,000           0           0            0       0.0000      0.0000    0.00

                Subtotals                          0           0      41,843       41,843

===> Mortgage Backed Securities
FNMA Pool 155506,    31366QU78             1,326,487   1,356,333   1,364,141        7,807     103.0712    102.8386   (0.23)
FNMA ARM Pool 318464 31374MWZ3             1,474,283   1,485,110   1,502,110       17,000     102.1375    101.8875   (0.24)
FNMA ARM Pool 331866 31375DTX1               857,427     865,197     867,917        2,719     101.4755    101.2234   (0.25)

                Subtotals                  3,658,198   3,706,641   3,734,169       27,527

===> Municipal Bonds
LA County Pension    54474CCJ4               745,000     745,000     745,931          931     100.1250    100.1250    0.00
Utah School Rmktd    917556DP4             1,000,000   1,035,660     992,843      (42,817)     99.7219     99.2843   (0.44)

                Subtotals                  1,745,000   1,780,660   1,738,774      (41,885)

===> Receivables Backed Securities
Daimler-Benz Auto,   233832AA2               899,824     890,474     894,262        3,787      99.3889     99.3819   (0.01)
Ford Cr Grantor Tr   34527KAA6               969,670     965,428     968,031        2,602      99.8439     99.8309   (0.01)
NBCMT 1993-1 A,      638586AC1               870,000     867,281     865,388       (1,893)     99.4969     99.4699   (0.03)
Confederate Life     863572HS5               978,550     998,943     987,094      (11,849)    100.9251    100.8731   (0.05)
World Omni Auto,     98150RAA0             1,072,858   1,090,962   1,092,394        1,432     101.8760    101.8210   (0.05)

                Subtotals                  4,790,904   4,813,091   4,807,171       (5,919)

===> Repurchase Agreements
Bear, Stearns & Co., BS                    6,976,373   6,976,373   6,976,373            0          N/A         N/A     N/A

                Subtotals                  6,976,373   6,976,373   6,976,373            0

===> U.S. Treasury Obligations
UST Note, 5.25%,     912827L67             1,000,000     997,890     982,811      (15,079)     98.4061     98.2811   (0.13)
UST Note, 5.625%,    912827U34             4,000,000   4,040,625   3,995,000      (45,625)     99.9061     99.8750   (0.03)

                Subtotals                  5,000,000   5,038,515   4,977,811      (60,704)

                Segment Totals  Shares             0
                                Face Amt  65,825,354  65,804,843  65,796,294       (8,549)
                Fund Totals     Shares             0
                                Face Amt  65,825,354  65,804,843  65,796,294       (8,549)

                                               Today  Yesterday  Unit Change     % Change
                Dow Jones Industrial Average  999.99     999.99         0.00        0.000


                                                                      Page     2